Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	3,168	123,362
American Axle & Manufacturing Holdings, Inc. *	8,118	84,508
Aptiv plc *	3,260	347,744
Autoliv, Inc.	2,137	188,911
BorgWarner, Inc.	7,901	335,872
Cooper-Standard Holdings, Inc. *	6,238	44,103
Dana, Inc.	7,067	124,450
Dorman Products, Inc. *	386	34,601
Ford Motor Co.	125,127	1,739,265
Fox Factory Holding Corp. *	199	21,114
General Motors Co.	62,916	2,551,873
Gentex Corp.	5,320	153,748
Gentherm, Inc. *	509	36,439
Harley-Davidson, Inc.	4,009	188,944
LCI Industries	504	49,826
Lear Corp.	2,691	388,150
Modine Manufacturing Co. *	2,612	55,296
Patrick Industries, Inc.	571	31,936
Standard Motor Products, Inc.	768	29,499
Stoneridge, Inc. *	1,084	25,680
Tesla, Inc. *	925	180,098
The Goodyear Tire & Rubber Co. *	21,646	242,868
Thor Industries, Inc.	1,751	150,831
Visteon Corp. *	1,283	188,344
Winnebago Industries, Inc.	741	43,415
		7,360,877

Banks 7.0%
1st Source Corp.	205	11,706
Ameris Bancorp	509	26,916
Associated Banc-Corp.	2,886	70,996
Atlantic Union Bankshares Corp.	819	29,214
Axos Financial, Inc. *	551	22,101
Bank of America Corp.	133,168	5,040,409
Bank of Hawaii Corp.	622	50,177
Bank OZK	1,497	69,087
BankUnited, Inc.	1,793	65,839
Banner Corp.	558	39,406
BOK Financial Corp.	396	41,465
Brookline Bancorp, Inc.	1,051	14,945
Cadence Bank	1,836	52,950
Capitol Federal Financial, Inc.	2,512	21,025
Cathay General Bancorp	1,034	48,050
Central Pacific Financial Corp.	577	12,227
Citigroup, Inc.	94,878	4,593,044
Citizens Financial Group, Inc.	11,164	473,130
City Holding Co.	180	18,346
Columbia Banking System, Inc.	1,182	40,259
Comerica, Inc.	3,104	222,681
Commerce Bancshares, Inc.	916	68,627
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Bank System, Inc.	478	31,137
Credicorp Ltd.	1,599	245,526
Cullen/Frost Bankers, Inc.	529	76,742
Customers Bancorp, Inc. *	242	7,809
CVB Financial Corp.	1,264	36,252
Eagle Bancorp, Inc.	410	19,336
East West Bancorp, Inc.	1,357	95,275
Eastern Bankshares, Inc.	508	9,962
Enterprise Financial Services Corp.	230	12,038
Essent Group Ltd.	1,145	45,903
F.N.B. Corp.	5,609	79,087
Federal Agricultural Mortgage Corp., Class C	133	16,738
Fifth Third Bancorp	12,587	457,663
First BanCorp	1,977	30,406
First Bancorp/Southern Pines NC	250	12,157
First Busey Corp.	676	17,623
First Citizens BancShares, Inc., Class A	132	107,773
First Commonwealth Financial Corp.	1,287	18,945
First Financial Bancorp	1,442	38,112
First Financial Bankshares, Inc.	540	19,953
First Hawaiian, Inc.	2,407	63,906
First Horizon Corp.	4,676	116,199
First Interstate BancSystem, Inc., Class A	1,072	46,761
First Merchants Corp.	576	25,465
First Republic Bank	740	94,431
Flagstar Bancorp, Inc.	1,147	43,058
Fulton Financial Corp.	2,568	47,739
Glacier Bancorp, Inc.	787	45,567
Hancock Whitney Corp.	1,103	60,489
Hanmi Financial Corp.	527	14,255
Heartland Financial USA, Inc.	411	20,053
Heritage Financial Corp.	380	12,502
Hilltop Holdings, Inc.	1,225	36,505
HomeStreet, Inc.	261	7,125
Hope Bancorp, Inc.	2,289	31,176
Huntington Bancshares, Inc.	19,205	297,293
Independent Bank Corp.	289	26,160
Independent Bank Group, Inc.	271	17,870
International Bancshares Corp.	796	41,933
JPMorgan Chase & Co.	60,628	8,377,577
Kearny Financial Corp.	834	8,065
KeyCorp	15,641	294,207
Lakeland Financial Corp.	136	10,739
M&T Bank Corp.	3,452	586,909
MGIC Investment Corp.	6,392	87,762
Mr Cooper Group, Inc. *	311	14,045
National Bank Holdings Corp., Class A	276	12,837
NBT Bancorp, Inc.	598	27,604
New York Community Bancorp, Inc.	10,353	96,801
NMI Holdings, Inc., Class A *	637	13,715
Northwest Bancshares, Inc.	1,869	28,577
OceanFirst Financial Corp.	506	11,820
OFG Bancorp	700	20,279
Old National Bancorp	4,520	86,377
Pacific Premier Bancorp, Inc.	646	23,870

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PacWest Bancorp	2,378	62,113
Park National Corp.	170	25,726
Pathward Financial, Inc.	282	12,275
PennyMac Financial Services, Inc.	655	39,077
Pinnacle Financial Partners, Inc.	500	41,945
Popular, Inc.	1,475	107,704
Prosperity Bancshares, Inc.	928	70,129
Provident Financial Services, Inc.	1,015	22,868
Radian Group, Inc.	3,971	77,712
Regions Financial Corp.	14,315	332,251
Renasant Corp.	732	29,844
S&T Bancorp, Inc.	628	23,500
Sandy Spring Bancorp, Inc.	420	14,624
Signature Bank	353	49,243
Simmons First National Corp., Class A	1,539	35,720
Southside Bancshares, Inc.	356	12,937
SouthState Corp.	500	43,925
SVB Financial Group *	243	56,323
Synovus Financial Corp.	2,045	86,156
Texas Capital Bancshares, Inc. *	687	41,213
The Bank of N.T. Butterfield & Son Ltd.	769	26,761
The PNC Financial Services Group, Inc.	7,172	1,206,761
Tompkins Financial Corp.	184	15,371
Towne Bank	830	26,809
TriCo Bancshares	228	12,426
Truist Financial Corp.	14,320	670,319
Trustmark Corp.	1,131	41,372
U.S. Bancorp	28,757	1,305,280
UMB Financial Corp.	433	37,030
Umpqua Holdings Corp.	2,862	58,013
United Bankshares, Inc.	1,430	61,333
United Community Banks, Inc.	807	31,449
Valley National Bancorp	4,639	58,730
Walker & Dunlop, Inc.	372	33,223
Washington Federal, Inc.	1,605	56,608
Washington Trust Bancorp, Inc.	192	9,554
Webster Financial Corp.	1,423	77,326
Wells Fargo & Co.	123,465	5,920,147
WesBanco, Inc.	863	34,908
Westamerica BanCorp	267	16,487
Western Alliance Bancorp	561	38,451
Wintrust Financial Corp.	643	58,789
WSFS Financial Corp.	458	22,218
Zions Bancorp NA	3,251	168,467
		34,333,825

Capital Goods 7.9%
3D Systems Corp. *	987	10,008
3M Co.	11,406	1,436,814
A.O. Smith Corp.	1,868	113,462
AAON, Inc.	334	26,473
AAR Corp. *	1,005	46,793
Acuity Brands, Inc.	801	150,820
Advanced Drainage Systems, Inc.	220	21,397
AECOM	2,948	250,580
AerCap Holdings N.V. *	3,057	187,700
Aerojet Rocketdyne Holdings, Inc. *	797	41,444
AGCO Corp.	1,372	182,092
Air Lease Corp.	2,213	85,466
Alamo Group, Inc.	188	28,294
Albany International Corp., Class A	396	40,143
Allegion plc	903	102,626
Allison Transmission Holdings, Inc.	4,570	204,736
Altra Industrial Motion Corp.	896	52,523
American Woodmark Corp. *	755	40,921
AMETEK, Inc.	1,767	251,656
API Group Corp. *	1,880	36,134
Apogee Enterprises, Inc.	897	43,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Industrial Technologies, Inc.	654	86,648
Arcosa, Inc.	1,202	73,442
Argan, Inc.	495	18,785
Armstrong World Industries, Inc.	607	46,381
Astec Industries, Inc.	729	32,251
Astronics Corp. *	1,276	10,718
Atkore, Inc. *	316	38,599
Axon Enterprise, Inc. *	80	14,722
AZZ, Inc.	694	28,891
Barnes Group, Inc.	1,450	61,755
Beacon Roofing Supply, Inc. *	1,150	67,148
Boise Cascade Co.	1,252	92,698
BWX Technologies, Inc.	1,430	87,073
Carlisle Cos., Inc.	725	190,755
Carrier Global Corp.	14,121	625,843
Caterpillar, Inc.	7,992	1,889,389
Columbus McKinnon Corp.	511	16,470
Comfort Systems USA, Inc.	526	66,676
Construction Partners, Inc., Class A *	350	10,010
Core & Main, Inc., Class A *	539	11,211
Crane Holdings Co.	741	78,502
CSW Industrials, Inc.	116	14,030
Cummins, Inc.	3,602	904,678
Curtiss-Wright Corp.	680	120,122
Deere & Co.	2,506	1,105,146
Donaldson Co., Inc.	1,892	115,261
Douglas Dynamics, Inc.	481	18,721
Dover Corp.	1,718	243,870
DXP Enterprises, Inc. *	512	13,225
Dycom Industries, Inc. *	860	78,380
Eaton Corp. plc	6,497	1,061,935
EMCOR Group, Inc.	1,451	224,760
Emerson Electric Co.	9,508	910,581
Encore Wire Corp.	340	49,677
Enerpac Tool Group Corp.	756	18,930
EnerSys	1,062	80,266
EnPro Industries, Inc.	325	38,610
Esab Corp.	535	25,327
ESCO Technologies, Inc.	338	31,775
Evoqua Water Technologies Corp. *	553	24,050
Fastenal Co.	5,422	279,287
Federal Signal Corp.	913	44,363
Flowserve Corp.	3,142	98,533
Fluor Corp. *	6,230	209,390
Fortive Corp.	2,305	155,703
Fortune Brands Home & Security, Inc.	2,657	173,608
Franklin Electric Co., Inc.	544	45,315
Gates Industrial Corp. plc *	1,686	19,591
GATX Corp.	899	101,362
Generac Holdings, Inc. *	229	24,164
General Dynamics Corp.	4,703	1,186,990
General Electric Co.	28,511	2,451,091
Gibraltar Industries, Inc. *	645	32,643
GMS, Inc. *	935	45,908
Graco, Inc.	1,338	93,620
GrafTech International Ltd.	5,429	29,317
Granite Construction, Inc.	1,799	64,800
Great Lakes Dredge & Dock Corp. *	1,254	9,179
Griffon Corp.	1,040	36,722
H&E Equipment Services, Inc.	1,061	44,488
HEICO Corp.	189	30,677
HEICO Corp., Class A	323	40,950
Herc Holdings, Inc.	387	49,602
Hexcel Corp.	1,834	109,948
Hillenbrand, Inc.	1,089	54,450
Honeywell International, Inc.	9,387	2,060,916
Howmet Aerospace, Inc.	6,561	247,153
Hubbell, Inc.	785	199,437
Huntington Ingalls Industries, Inc.	1,106	256,548

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyster-Yale Materials Handling, Inc.	693	20,291
IDEX Corp.	632	150,094
Illinois Tool Works, Inc.	3,823	869,618
Ingersoll Rand, Inc.	1,568	84,625
ITT, Inc.	1,201	101,508
JELD-WEN Holding, Inc. *	3,482	36,004
John Bean Technologies Corp.	295	27,099
Johnson Controls International plc	11,049	734,096
Kadant, Inc.	95	18,339
Kaman Corp.	972	19,800
Kennametal, Inc.	2,087	55,139
Kratos Defense & Security Solutions, Inc. *	972	9,253
L3Harris Technologies, Inc.	2,247	510,249
Lennox International, Inc.	411	107,037
Lincoln Electric Holdings, Inc.	820	121,262
Lindsay Corp.	124	21,885
Lockheed Martin Corp.	3,436	1,667,113
Masco Corp.	3,886	197,331
Masonite International Corp. *	621	46,743
MasTec, Inc. *	1,288	116,989
Maxar Technologies, Inc.	1,215	29,403
McGrath RentCorp	391	38,365
MDU Resources Group, Inc.	5,067	159,560
Mercury Systems, Inc. *	425	21,598
Moog, Inc., Class A	877	76,325
MRC Global, Inc. *	4,564	53,673
MSC Industrial Direct Co., Inc., Class A	1,302	111,751
Mueller Industries, Inc.	1,244	85,550
Mueller Water Products, Inc., Class A	2,738	31,925
MYR Group, Inc. *	332	31,716
National Presto Industries, Inc.	212	14,653
Nordson Corp.	418	98,853
Northrop Grumman Corp.	2,032	1,083,645
NOW, Inc. *	6,206	77,451
nVent Electric plc	2,785	111,428
Oshkosh Corp.	1,932	177,879
Otis Worldwide Corp.	2,897	226,227
Owens Corning	2,510	222,988
PACCAR, Inc.	7,083	750,161
Parker-Hannifin Corp.	1,568	468,738
Parsons Corp. *	540	26,730
Pentair plc	2,660	121,748
PGT Innovations, Inc. *	911	18,029
Primoris Services Corp.	2,260	48,251
Proto Labs, Inc. *	433	11,483
Quanex Building Products Corp.	1,110	26,385
Quanta Services, Inc.	2,044	306,355
Raytheon Technologies Corp.	13,677	1,350,193
RBC Bearings, Inc. *	157	37,204
Regal Rexnord Corp.	836	109,608
Resideo Technologies, Inc. *	3,346	54,205
REV Group, Inc.	983	13,654
Rockwell Automation, Inc.	1,212	320,235
Rush Enterprises, Inc., Class A	1,465	75,491
Sensata Technologies Holding plc	2,464	111,126
Simpson Manufacturing Co., Inc.	504	46,897
SiteOne Landscape Supply, Inc. *	258	32,387
Snap-on, Inc.	1,026	246,856
Spirit AeroSystems Holdings, Inc., Class A	4,750	124,497
SPX Technologies, Inc. *	407	27,228
Standex International Corp.	233	24,477
Stanley Black & Decker, Inc.	3,133	256,029
Sterling Infrastructure, Inc. *	404	13,231
Tennant Co.	335	21,283
Terex Corp.	1,731	79,470
Textainer Group Holdings Ltd.	441	13,442
Textron, Inc.	4,710	336,200
The AZEK Co., Inc. *	529	10,231
The Boeing Co. *	11,060	1,978,413
SECURITY	NUMBER OF SHARES	VALUE ($)
The Gorman-Rupp Co.	421	11,653
The Greenbrier Cos., Inc.	1,942	74,553
The Manitowoc Co., Inc. *	1,853	18,196
The Middleby Corp. *	542	78,151
The Shyft Group, Inc.	412	10,106
The Timken Co.	1,366	103,789
The Toro Co.	1,103	122,422
Titan Machinery, Inc. *	496	21,839
TPI Composites, Inc. *	808	9,761
Trane Technologies plc	2,393	426,959
TransDigm Group, Inc.	522	328,077
Trex Co., Inc. *	532	24,413
Trinity Industries, Inc.	2,182	66,835
Triton International Ltd.	1,261	85,080
Tutor Perini Corp. *	5,531	39,547
UFP Industries, Inc.	1,405	115,013
United Rentals, Inc. *	1,382	487,887
Univar Solutions, Inc. *	4,269	141,432
V2X, Inc. *	519	20,973
Valmont Industries, Inc.	310	104,985
Veritiv Corp.	431	57,987
Vertiv Holdings Co.	867	12,008
W.W. Grainger, Inc.	664	400,432
Wabash National Corp.	2,904	72,803
Watsco, Inc.	480	129,110
Watts Water Technologies, Inc., Class A	306	48,486
WESCO International, Inc. *	1,059	136,526
Westinghouse Air Brake Technologies Corp.	1,845	186,511
WillScot Mobile Mini Holdings Corp. *	512	24,684
Woodward, Inc.	700	67,060
Xylem, Inc.	1,557	174,929
Zurn Water Solutions Corp.	1,039	25,154
		38,431,491

Commercial & Professional Services 1.1%
ABM Industries, Inc.	2,391	112,807
ACCO Brands Corp.	5,076	28,273
ASGN, Inc. *	759	68,765
Barrett Business Services, Inc.	127	12,488
Booz Allen Hamilton Holding Corp.	1,730	184,072
Brady Corp., Class A	990	47,421
BrightView Holdings, Inc. *	1,613	11,114
CACI International, Inc., Class A *	411	128,355
Casella Waste Systems, Inc., Class A *	150	12,914
CBIZ, Inc. *	608	30,187
Cimpress plc *	599	17,724
Cintas Corp.	669	308,931
Clarivate plc *	1,196	11,709
Clean Harbors, Inc. *	748	89,760
Copart, Inc. *	1,702	113,285
CoreCivic, Inc. *	8,266	109,772
CoStar Group, Inc. *	908	73,584
Deluxe Corp.	2,524	48,814
Dun & Bradstreet Holdings, Inc.	879	11,831
Equifax, Inc.	633	124,935
Exponent, Inc.	233	24,095
FTI Consulting, Inc. *	491	84,855
Harsco Corp. *	3,952	29,561
Healthcare Services Group, Inc.	3,527	49,202
Heidrick & Struggles International, Inc.	364	10,811
HNI Corp.	1,523	44,167
Huron Consulting Group, Inc. *	353	27,485
IAA, Inc. *	832	31,092
ICF International, Inc.	340	36,846
Insperity, Inc.	352	41,730
Interface, Inc.	2,054	22,245
Jacobs Solutions, Inc.	2,080	263,203
KAR Auction Services, Inc. *	4,073	55,963

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KBR, Inc.	1,961	101,325
Kelly Services, Inc., Class A	4,605	78,239
Kforce, Inc.	499	29,476
Kimball International, Inc., Class B	1,919	13,740
Korn Ferry	866	49,388
Leidos Holdings, Inc.	3,049	333,347
ManpowerGroup, Inc.	3,676	321,724
Matthews International Corp., Class A	1,092	34,573
MillerKnoll, Inc.	1,898	38,700
MSA Safety, Inc.	308	43,431
Pitney Bowes, Inc.	13,385	51,131
Republic Services, Inc.	2,221	309,363
Resources Connection, Inc.	1,245	24,028
Robert Half International, Inc.	2,057	162,050
Rollins, Inc.	1,175	47,517
Science Applications International Corp.	1,345	148,098
SP Plus Corp. *	624	21,771
Steelcase, Inc., Class A	5,009	39,721
Stericycle, Inc. *	1,320	68,812
Tetra Tech, Inc.	474	73,276
The Brink's Co.	701	41,885
The GEO Group, Inc. *	11,117	131,403
TransUnion	1,079	68,063
TriNet Group, Inc. *	415	30,075
TrueBlue, Inc. *	2,174	46,915
UniFirst Corp.	347	67,235
Verisk Analytics, Inc.	851	156,337
Viad Corp. *	467	13,828
Waste Management, Inc.	4,407	739,142
		5,552,589

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	517	23,498
Beazer Homes USA, Inc. *	1,478	20,175
Brunswick Corp.	1,629	120,872
Capri Holdings Ltd. *	2,997	171,878
Carter's, Inc.	1,315	96,048
Cavco Industries, Inc. *	116	26,637
Century Communities, Inc.	645	31,063
Columbia Sportswear Co.	748	67,013
Crocs, Inc. *	389	39,289
D.R. Horton, Inc.	6,660	572,760
Deckers Outdoor Corp. *	300	119,664
Ethan Allen Interiors, Inc.	1,127	32,063
Fossil Group, Inc. *	3,465	16,528
G-III Apparel Group Ltd. *	2,363	51,112
Hanesbrands, Inc.	12,917	86,802
Hasbro, Inc.	1,781	111,882
Helen of Troy Ltd. *	380	37,445
Installed Building Products, Inc.	210	17,835
iRobot Corp. *	653	34,015
KB Home	2,561	80,390
Kontoor Brands, Inc.	783	34,021
La-Z-Boy, Inc.	1,743	47,462
Leggett & Platt, Inc.	3,520	125,347
Lennar Corp., Class A	6,040	530,493
LGI Homes, Inc. *	371	36,855
Lululemon Athletica, Inc. *	473	179,887
M.D.C. Holdings, Inc.	1,821	59,055
M/I Homes, Inc. *	1,063	48,026
Malibu Boats, Inc., Class A *	177	10,215
Mattel, Inc. *	3,301	60,177
Meritage Homes Corp. *	1,151	99,458
Mohawk Industries, Inc. *	1,941	196,682
Movado Group, Inc.	351	11,299
Newell Brands, Inc.	8,457	109,687
NIKE, Inc., Class B	9,011	988,417
NVR, Inc. *	55	255,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Oxford Industries, Inc.	303	34,197
Polaris, Inc.	1,201	136,986
PulteGroup, Inc.	8,186	366,569
PVH Corp.	2,870	192,807
Ralph Lauren Corp.	1,219	137,893
Skechers U.S.A., Inc., Class A *	2,330	98,256
Skyline Champion Corp. *	363	18,872
Smith & Wesson Brands, Inc.	1,661	19,550
Sonos, Inc. *	578	10,132
Steven Madden Ltd.	1,695	58,545
Sturm Ruger & Co., Inc.	498	27,355
Tapestry, Inc.	5,414	204,487
Taylor Morrison Home Corp. *	3,872	117,670
Tempur Sealy International, Inc.	2,443	77,614
Toll Brothers, Inc.	3,409	163,325
TopBuild Corp. *	315	48,535
Topgolf Callaway Brands Corp. *	790	16,551
Tri Pointe Homes, Inc. *	4,946	91,204
Tupperware Brands Corp. *	3,876	17,946
Under Armour, Inc., Class A *	2,890	28,900
Under Armour, Inc., Class C *	3,161	27,564
Universal Electronics, Inc. *	647	14,150
Vera Bradley, Inc. *	1,523	5,787
VF Corp.	6,460	212,017
Vista Outdoor, Inc. *	913	25,537
Whirlpool Corp.	2,130	312,109
Wolverine World Wide, Inc.	2,509	28,101
YETI Holdings, Inc. *	323	14,499
		7,056,354

Consumer Services 2.3%
ADT, Inc.	5,741	53,621
Adtalem Global Education, Inc. *	2,147	89,315
American Public Education, Inc. *	955	12,272
Aramark	5,866	244,026
Arcos Dorados Holdings, Inc., Class A	3,588	26,874
Bally's Corp. *	458	11,450
BJ's Restaurants, Inc. *	901	28,904
Bloomin' Brands, Inc.	2,835	63,844
Booking Holdings, Inc. *	472	981,500
Boyd Gaming Corp.	867	53,173
Bright Horizons Family Solutions, Inc. *	505	37,471
Brinker International, Inc. *	1,502	50,242
Caesars Entertainment, Inc. *	602	30,588
Carnival Corp. *	37,846	375,811
Chipotle Mexican Grill, Inc. *	100	162,696
Choice Hotels International, Inc.	166	20,455
Churchill Downs, Inc.	282	62,593
Cracker Barrel Old Country Store, Inc.	768	88,166
Darden Restaurants, Inc.	1,519	223,278
Dave & Buster's Entertainment, Inc. *	870	34,504
Denny's Corp. *	1,598	20,039
Dine Brands Global, Inc.	280	20,885
Domino’s Pizza, Inc.	398	154,715
Everi Holdings, Inc. *	662	11,069
Expedia Group, Inc. *	1,336	142,738
Frontdoor, Inc. *	687	16,055
Graham Holdings Co., Class B	127	81,747
Grand Canyon Education, Inc. *	682	77,114
H&R Block, Inc.	3,399	148,570
Hilton Grand Vacations, Inc. *	851	37,461
Hilton Worldwide Holdings, Inc.	1,966	280,391
Hyatt Hotels Corp., Class A *	939	94,200
International Game Technology plc	2,718	66,700
Jack in the Box, Inc.	822	59,431
Las Vegas Sands Corp. *	8,872	415,564
Laureate Education, Inc.	3,576	37,476
Marriott International, Inc., Class A	2,003	331,196

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	567	84,472
McDonald’s Corp.	7,733	2,109,485
MGM Resorts International	7,887	290,715
Norwegian Cruise Line Holdings Ltd. *	7,732	127,114
Papa John's International, Inc.	218	18,151
Penn Entertainment, Inc. *	2,041	71,823
Perdoceo Education Corp. *	2,107	30,235
Planet Fitness, Inc., Class A *	488	38,240
Red Robin Gourmet Burgers, Inc. *	1,514	12,551
Red Rock Resorts, Inc., Class A	630	28,388
Regis Corp. *	16,445	21,378
Royal Caribbean Cruises Ltd. *	4,919	294,796
Scientific Games Corp. *	1,287	83,359
SeaWorld Entertainment, Inc. *	312	17,803
Service Corp. International	1,658	118,464
Six Flags Entertainment Corp. *	2,662	64,128
Starbucks Corp.	16,971	1,734,436
Strategic Education, Inc.	534	43,681
Stride, Inc. *	893	31,621
Texas Roadhouse, Inc.	865	85,912
The Cheesecake Factory, Inc.	1,118	39,175
The Wendy's Co.	3,484	78,599
Travel & Leisure Co.	2,117	82,288
Vail Resorts, Inc.	392	100,956
Wingstop, Inc.	87	14,399
WW International, Inc. *	2,460	10,160
Wyndham Hotels & Resorts, Inc.	761	55,796
Wynn Resorts Ltd. *	1,762	147,409
Yum! Brands, Inc.	3,922	504,604
		10,986,272

Diversified Financials 6.0%
Affiliated Managers Group, Inc.	986	158,174
AGNC Investment Corp.	8,602	85,934
Ally Financial, Inc.	13,199	356,505
A-Mark Precious Metals, Inc.	460	15,870
American Express Co.	9,268	1,460,544
Ameriprise Financial, Inc.	1,969	653,610
Annaly Capital Management, Inc.	4,874	105,620
Apollo Commercial Real Estate Finance, Inc.	2,805	34,670
Arbor Realty Trust, Inc.	1,322	19,671
Ares Management Corp., Class A	302	23,674
Artisan Partners Asset Management, Inc., Class A	1,043	36,182
B. Riley Financial, Inc.	218	9,575
Berkshire Hathaway, Inc., Class B *	28,232	8,994,715
BGC Partners, Inc., Class A	7,875	33,941
BlackRock, Inc.	1,380	988,080
Blackstone Mortgage Trust, Inc., Class A	1,813	45,815
Blackstone, Inc.	2,145	196,332
Bread Financial Holdings, Inc.	4,027	165,228
Brightsphere Investment Group, Inc.	1,436	29,237
BrightSpire Capital, Inc., Class A	1,528	10,910
Broadmark Realty Capital, Inc.	1,492	6,072
Cannae Holdings, Inc. *	1,228	28,453
Capital One Financial Corp.	13,024	1,344,598
Cboe Global Markets, Inc.	896	113,649
Chimera Investment Corp.	7,829	53,629
CME Group, Inc.	2,004	353,706
Cohen & Steers, Inc.	253	16,761
Compass Diversified Holdings	1,635	31,981
Cowen, Inc., Class A	429	16,585
Credit Acceptance Corp. *	99	46,922
Discover Financial Services	8,267	895,812
Donnelley Financial Solutions, Inc. *	516	19,701
Encore Capital Group, Inc. *	436	21,974
Enova International, Inc. *	870	35,096
Equitable Holdings, Inc.	5,295	168,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Evercore, Inc., Class A	931	107,233
FactSet Research Systems, Inc.	175	80,726
FirstCash Holdings, Inc.	867	81,377
Focus Financial Partners, Inc., Class A *	275	10,494
Franklin Resources, Inc.	11,347	304,213
Green Dot Corp., Class A *	979	19,952
Houlihan Lokey, Inc.	419	41,209
Interactive Brokers Group, Inc., Class A	283	22,725
Intercontinental Exchange, Inc.	3,796	411,145
Invesco Ltd.	10,457	199,833
Janus Henderson Group plc	3,660	92,561
Jefferies Financial Group, Inc.	4,552	172,930
KKR & Co., Inc.	4,098	212,768
Ladder Capital Corp.	2,839	31,513
Lazard Ltd., Class A	2,876	105,290
LendingClub Corp. *	619	6,382
LendingTree, Inc. *	191	4,574
LPL Financial Holdings, Inc.	779	184,397
MarketAxess Holdings, Inc.	139	37,241
MFA Financial, Inc.	2,978	33,294
Moelis & Co., Class A	852	36,823
Moody's Corp.	821	244,880
Morgan Stanley	15,190	1,413,733
Morningstar, Inc.	111	27,209
MSCI, Inc.	248	125,942
Nasdaq, Inc.	2,233	152,871
Navient Corp.	11,804	195,592
Nelnet, Inc., Class A	333	32,814
New York Mortgage Trust, Inc.	7,661	21,527
Northern Trust Corp.	2,885	268,622
OneMain Holdings, Inc.	4,002	157,519
PennyMac Mortgage Investment Trust	2,054	31,365
Piper Sandler Cos.	175	25,140
PRA Group, Inc. *	670	23,035
PROG Holdings, Inc. *	3,017	59,405
Raymond James Financial, Inc.	1,796	209,952
Ready Capital Corp.	620	8,308
Redwood Trust, Inc.	2,585	20,422
Regional Management Corp.	223	6,565
Rithm Capital Corp.	12,683	114,781
S&P Global, Inc.	2,041	720,065
SEI Investments Co.	1,933	120,387
SLM Corp.	5,835	101,879
Starwood Property Trust, Inc.	4,583	98,122
State Street Corp.	6,064	483,119
Stifel Financial Corp.	818	52,556
Synchrony Financial	29,098	1,093,503
T. Rowe Price Group, Inc.	3,969	495,768
The Bank of New York Mellon Corp.	19,937	915,108
The Carlyle Group, Inc.	1,111	34,630
The Charles Schwab Corp. (a)	5,422	447,532
The Goldman Sachs Group, Inc.	6,138	2,370,189
TPG RE Finance Trust, Inc.	1,329	9,848
Tradeweb Markets, Inc., Class A	302	18,561
Two Harbors Investment Corp.	1,716	28,142
Virtu Financial, Inc., Class A	996	22,091
Virtus Investment Partners, Inc.	84	16,291
Voya Financial, Inc.	1,690	111,506
WisdomTree Investments, Inc.	2,583	14,387
World Acceptance Corp. *	154	10,920
		29,078,255

Energy 9.2%
Alto Ingredients, Inc. *	4,274	14,916
Antero Midstream Corp.	1,581	17,913
Antero Resources Corp. *	3,668	134,065
APA Corp.	4,873	228,300
Arch Resources, Inc.	558	86,350

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Archrock, Inc.	4,484	39,056
Baker Hughes Co.	22,281	646,595
Berry Corp.	901	8,118
Cactus, Inc., Class A	215	11,694
ChampionX Corp.	1,311	40,431
Cheniere Energy, Inc.	1,367	239,717
Chevron Corp.	42,589	7,806,990
CNX Resources Corp. *	4,730	82,160
ConocoPhillips	19,529	2,412,027
CONSOL Energy, Inc.	1,107	85,737
Core Laboratories N.V.	1,195	25,908
CVR Energy, Inc.	1,633	60,176
Delek US Holdings, Inc.	4,727	146,442
Devon Energy Corp.	3,703	253,730
DHT Holdings, Inc.	4,937	50,012
Diamondback Energy, Inc.	785	116,196
Dorian LPG Ltd.	661	12,870
Dril-Quip, Inc. *	996	23,446
DT Midstream, Inc. *	849	51,220
EOG Resources, Inc.	6,861	973,782
EQT Corp.	2,062	87,449
Equitrans Midstream Corp.	10,136	85,041
Exxon Mobil Corp.	113,186	12,602,129
Golar LNG Ltd. *	839	21,034
Green Plains, Inc. *	1,463	50,561
Halliburton Co.	12,407	470,101
Helix Energy Solutions Group, Inc. *	6,122	39,058
Helmerich & Payne, Inc.	4,009	204,780
Hess Corp.	1,470	211,548
HF Sinclair Corp.	9,492	591,731
International Seaways, Inc.	1,167	50,274
Kinder Morgan, Inc.	49,742	951,067
Kosmos Energy Ltd. *	7,713	51,291
Liberty Energy, Inc. *	1,564	25,853
Marathon Oil Corp.	14,409	441,348
Marathon Petroleum Corp.	20,817	2,535,719
Matador Resources Co.	613	40,679
Murphy Oil Corp.	3,775	178,180
Nabors Industries Ltd. *	603	95,473
NexTier Oilfield Solutions, Inc. *	4,125	42,034
Nordic American Tankers Ltd.	9,184	33,246
NOV, Inc.	15,088	338,876
Occidental Petroleum Corp.	15,578	1,082,515
Oceaneering International, Inc. *	4,157	63,145
Oil States International, Inc. *	4,310	29,093
ONEOK, Inc.	7,188	481,021
Ovintiv, Inc.	3,124	174,194
Par Pacific Holdings, Inc. *	1,455	34,091
Patterson-UTI Energy, Inc.	6,513	116,908
PBF Energy, Inc., Class A	10,675	424,545
PDC Energy, Inc.	818	60,794
Peabody Energy Corp. *	5,690	181,739
Permian Resources Corp., Class A	2,984	30,317
Phillips 66	23,756	2,576,101
Pioneer Natural Resources Co.	1,345	317,407
ProPetro Holding Corp. *	3,442	37,793
Range Resources Corp.	1,164	33,605
RPC, Inc.	1,451	13,436
Schlumberger N.V.	28,226	1,455,050
Scorpio Tankers, Inc.	1,440	73,469
SFL Corp., Ltd.	3,609	35,332
SM Energy Co.	1,695	73,071
Southwestern Energy Co. *	5,950	41,174
Talos Energy, Inc. *	557	10,945
Targa Resources Corp.	3,553	264,308
TechnipFMC plc *	18,101	224,452
Teekay Tankers Ltd., Class A *	1,410	47,573
Texas Pacific Land Corp.	13	33,703
The Williams Cos., Inc.	18,141	629,493
SECURITY	NUMBER OF SHARES	VALUE ($)
Transocean Ltd. *	23,681	100,644
US Silica Holdings, Inc. *	1,298	16,991
Valaris Ltd. *	436	28,780
Valero Energy Corp.	22,502	3,006,717
Weatherford International plc *	1,385	60,109
World Fuel Services Corp.	16,109	458,301
		44,932,139

Food & Staples Retailing 3.1%
BJ's Wholesale Club Holdings, Inc. *	794	59,741
Casey's General Stores, Inc.	960	233,299
Costco Wholesale Corp.	4,866	2,623,990
Grocery Outlet Holding Corp. *	1,038	31,420
Ingles Markets, Inc., Class A	659	66,625
Performance Food Group Co. *	5,271	321,426
PriceSmart, Inc.	830	58,963
Rite Aid Corp. *	11,438	57,991
SpartanNash Co.	3,718	122,136
Sprouts Farmers Market, Inc. *	3,830	131,484
Sysco Corp.	8,792	760,596
The Andersons, Inc.	1,458	56,133
The Chefs' Warehouse, Inc. *	497	19,308
The Kroger Co.	33,388	1,642,356
United Natural Foods, Inc. *	2,810	133,981
US Foods Holding Corp. *	10,136	370,775
Walgreens Boots Alliance, Inc.	51,790	2,149,285
Walmart, Inc.	39,893	6,080,491
Weis Markets, Inc.	761	66,367
		14,986,367

Food, Beverage & Tobacco 4.1%
Adecoagro SA	2,527	20,873
Altria Group, Inc.	39,318	1,831,432
Archer-Daniels-Midland Co.	17,597	1,715,708
B&G Foods, Inc.	2,247	29,840
Brown-Forman Corp., Class B	1,168	85,287
Bunge Ltd.	5,232	548,523
Calavo Growers, Inc.	845	29,541
Cal-Maine Foods, Inc.	880	51,286
Campbell Soup Co.	3,533	189,616
Coca-Cola Consolidated, Inc.	44	21,639
Coca-Cola Europacific Partners plc	5,015	266,246
Conagra Brands, Inc.	9,143	347,251
Constellation Brands, Inc., Class A	1,648	424,113
Darling Ingredients, Inc. *	1,505	108,104
Dole plc	1,035	10,661
Flowers Foods, Inc.	3,781	113,619
Fresh Del Monte Produce, Inc.	2,783	77,033
General Mills, Inc.	9,400	801,820
Hormel Foods Corp.	4,607	216,529
Hostess Brands, Inc. *	1,379	36,406
Ingredion, Inc.	2,321	227,388
J&J Snack Foods Corp.	255	41,825
John B Sanfilippo & Son, Inc. *	315	26,677
Kellogg Co.	4,314	314,706
Keurig Dr Pepper, Inc.	7,112	275,021
Lamb Weston Holdings, Inc.	1,340	116,446
Lancaster Colony Corp.	315	65,249
McCormick & Co., Inc. Non Voting Shares	1,878	159,968
Mission Produce, Inc. *	721	11,457
Molson Coors Beverage Co., Class B	6,262	345,099
Mondelez International, Inc., Class A	19,876	1,343,816
Monster Beverage Corp. *	3,010	309,609
National Beverage Corp.	247	12,728
Nomad Foods Ltd. *	2,631	46,016
PepsiCo, Inc.	15,186	2,817,155
Philip Morris International, Inc.	21,495	2,142,407

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pilgrim's Pride Corp. *	1,762	46,094
Post Holdings, Inc. *	1,453	136,015
The Boston Beer Co., Inc., Class A *	108	41,512
The Coca-Cola Co.	35,279	2,244,097
The Hain Celestial Group, Inc. *	1,994	37,368
The Hershey Co.	1,057	248,575
The J.M. Smucker Co.	2,659	409,513
The Kraft Heinz Co.	16,326	642,428
TreeHouse Foods, Inc. *	1,839	90,902
Tyson Foods, Inc., Class A	10,318	683,877
Universal Corp.	1,395	79,390
Vector Group Ltd.	3,108	34,499
		19,875,364

Health Care Equipment & Services 6.2%
Abbott Laboratories	11,498	1,236,955
ABIOMED, Inc. *	134	50,624
Acadia Healthcare Co., Inc. *	1,024	91,197
Addus HomeCare Corp. *	177	19,520
Align Technology, Inc. *	287	56,441
Allscripts Healthcare Solutions, Inc. *	2,408	45,608
Amedisys, Inc. *	315	28,693
AmerisourceBergen Corp.	2,035	347,354
AMN Healthcare Services, Inc. *	494	61,108
Avanos Medical, Inc. *	580	15,602
Baxter International, Inc.	7,051	398,593
Becton Dickinson & Co.	2,216	552,537
Boston Scientific Corp. *	7,617	344,822
Brookdale Senior Living, Inc. *	7,234	22,787
Cardinal Health, Inc.	13,990	1,121,578
Centene Corp. *	11,082	964,688
Chemed Corp.	162	84,240
Cigna Corp.	6,204	2,040,434
Community Health Systems, Inc. *	8,138	27,913
CONMED Corp.	215	17,813
Cross Country Healthcare, Inc. *	459	16,423
CVS Health Corp.	37,470	3,817,444
DaVita, Inc. *	3,078	226,941
Dentsply Sirona, Inc.	3,868	117,046
DexCom, Inc. *	201	23,372
Edwards Lifesciences Corp. *	1,642	126,844
Elevance Health, Inc.	4,876	2,598,518
Embecta Corp.	424	13,958
Encompass Health Corp.	1,933	113,042
Enhabit, Inc. *	996	14,253
Enovis Corp. *	551	29,826
Envista Holdings Corp. *	2,228	76,019
Globus Medical, Inc., Class A *	463	34,211
Haemonetics Corp. *	624	53,233
HCA Healthcare, Inc.	3,811	915,478
HealthEquity, Inc. *	191	12,125
Henry Schein, Inc. *	2,971	240,413
Hologic, Inc. *	2,171	165,343
Humana, Inc.	3,191	1,754,731
ICU Medical, Inc. *	182	28,980
IDEXX Laboratories, Inc. *	215	91,562
Integer Holdings Corp. *	504	37,457
Integra LifeSciences Holdings Corp. *	508	27,910
Intuitive Surgical, Inc. *	967	261,467
Invacare Corp. *	8,372	2,930
Laboratory Corp. of America Holdings	1,400	336,980
LHC Group, Inc. *	303	49,513
LivaNova plc *	273	15,116
Masimo Corp. *	275	39,858
McKesson Corp.	3,204	1,222,903
Medtronic plc	19,288	1,524,523
Merit Medical Systems, Inc. *	369	26,568
ModivCare, Inc. *	235	18,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	747	251,567
Multiplan Corp. *	5,909	8,804
Neogen Corp. *	708	11,724
NextGen Healthcare, Inc. *	863	17,950
NuVasive, Inc. *	651	25,285
OmniAb, Inc., Class A *(b)	53	0
OmniAb, Inc., Class B *(b)	52	0
Omnicell, Inc. *	196	10,116
OPKO Health, Inc. *	3,976	5,964
Option Care Health, Inc. *	709	21,348
Orthofix Medical, Inc. *	488	8,779
Owens & Minor, Inc.	1,880	38,747
Patterson Cos., Inc.	2,960	84,182
Pediatrix Medical Group, Inc. *	3,124	49,922
Premier, Inc., Class A	2,065	68,868
Quest Diagnostics, Inc.	2,572	390,507
QuidelOrtho Corp. *	408	35,745
RadNet, Inc. *	407	8,046
ResMed, Inc.	579	133,286
Select Medical Holdings Corp.	2,341	57,542
STERIS plc	578	107,358
Stryker Corp.	2,338	546,835
Teladoc Health, Inc. *	267	7,612
Teleflex, Inc.	332	77,728
Tenet Healthcare Corp. *	2,650	122,377
The Cooper Cos., Inc.	299	94,589
The Ensign Group, Inc.	401	38,095
UnitedHealth Group, Inc.	10,580	5,795,301
Universal Health Services, Inc., Class B	2,888	377,895
US Physical Therapy, Inc.	147	12,702
Varex Imaging Corp. *	728	15,463
Veeva Systems, Inc., Class A *	185	35,217
Zimmer Biomet Holdings, Inc.	2,476	297,368
Zimvie, Inc. *	410	3,665
		30,322,176

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	887	34,655
Church & Dwight Co., Inc.	2,296	187,974
Colgate-Palmolive Co.	9,253	716,922
Coty, Inc., Class A *	6,304	49,612
Edgewell Personal Care Co.	1,528	66,025
Energizer Holdings, Inc.	1,242	42,340
Herbalife Nutrition Ltd. *	1,999	35,022
Inter Parfums, Inc.	159	15,151
Kimberly-Clark Corp.	4,517	612,641
Medifast, Inc.	122	15,378
Nu Skin Enterprises, Inc., Class A	2,005	83,629
Reynolds Consumer Products, Inc.	432	13,807
Spectrum Brands Holdings, Inc.	1,162	61,900
The Clorox Co.	1,624	241,408
The Estee Lauder Cos., Inc., Class A	1,165	274,695
The Procter & Gamble Co.	25,933	3,868,166
USANA Health Sciences, Inc. *	407	22,401
WD-40 Co.	113	18,928
		6,360,654

Insurance 3.7%
Aflac, Inc.	14,542	1,046,006
Ambac Financial Group, Inc. *	1,652	26,862
American Equity Investment Life Holding Co.	2,144	86,853
American Financial Group, Inc.	1,053	149,758
American International Group, Inc.	28,506	1,799,014
AMERISAFE, Inc.	505	29,982
Aon plc, Class A	2,081	641,531
Arch Capital Group Ltd. *	3,779	226,400

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Argo Group International Holdings Ltd.	795	21,608
Arthur J. Gallagher & Co.	1,225	243,910
Assurant, Inc.	703	90,139
Assured Guaranty Ltd.	2,533	168,622
Axis Capital Holdings Ltd.	1,331	76,612
Brighthouse Financial, Inc. *	284	15,830
Brown & Brown, Inc.	1,477	88,014
Chubb Ltd.	5,364	1,177,881
Cincinnati Financial Corp.	2,101	233,127
CNA Financial Corp.	746	31,765
CNO Financial Group, Inc.	7,271	170,723
Employers Holdings, Inc.	777	36,107
Enstar Group Ltd. *	179	39,020
Everest Re Group Ltd.	635	214,592
Fidelity National Financial, Inc.	5,295	213,706
First American Financial Corp.	2,740	149,741
Genworth Financial, Inc., Class A *	33,353	167,766
Globe Life, Inc.	1,940	232,722
Horace Mann Educators Corp.	667	25,740
James River Group Holdings Ltd.	988	23,732
Kemper Corp.	1,735	98,756
Lincoln National Corp.	5,331	207,589
Loews Corp.	4,627	269,060
Markel Corp. *	142	188,127
Marsh & McLennan Cos., Inc.	3,809	659,643
MBIA, Inc. *	1,637	20,806
Mercury General Corp.	881	31,963
MetLife, Inc.	17,216	1,320,467
Old Republic International Corp.	7,329	179,560
Primerica, Inc.	769	114,604
Principal Financial Group, Inc.	5,024	450,552
ProAssurance Corp.	2,266	45,297
Prudential Financial, Inc.	10,821	1,168,993
Reinsurance Group of America, Inc.	1,742	251,545
RenaissanceRe Holdings Ltd.	576	108,812
RLI Corp.	286	37,200
Safety Insurance Group, Inc.	340	31,192
Selective Insurance Group, Inc.	749	71,994
SiriusPoint Ltd. *	2,130	13,888
Stewart Information Services Corp.	806	35,674
The Allstate Corp.	8,737	1,169,884
The Hanover Insurance Group, Inc.	828	121,964
The Hartford Financial Services Group, Inc.	7,767	593,166
The Progressive Corp.	7,415	979,892
The Travelers Cos., Inc.	8,261	1,568,020
United Fire Group, Inc.	708	21,629
Universal Insurance Holdings, Inc.	1,836	20,178
Unum Group	8,733	368,358
W.R. Berkley Corp.	2,615	199,472
White Mountains Insurance Group Ltd.	54	73,378
Willis Towers Watson plc	1,239	304,992
		18,154,418

Materials 3.5%
AdvanSix, Inc.	670	27,577
Air Products and Chemicals, Inc.	2,093	649,165
Albemarle Corp.	681	189,311
Alcoa Corp.	3,921	196,560
Alpha Metallurgical Resources, Inc.	176	30,136
American Vanguard Corp.	473	10,879
AptarGroup, Inc.	865	91,811
Arconic Corp. *	4,902	116,815
Ashland, Inc.	782	87,482
ATI, Inc. *	1,926	58,762
Avery Dennison Corp.	984	190,237
Avient Corp.	1,423	49,250
Axalta Coating Systems Ltd. *	3,375	90,585
Balchem Corp.	213	29,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Ball Corp.	2,766	155,117
Berry Global Group, Inc.	2,560	150,016
Cabot Corp.	1,056	77,743
Carpenter Technology Corp.	1,866	76,618
Celanese Corp.	2,287	245,395
Century Aluminum Co. *	1,290	11,623
CF Industries Holdings, Inc.	2,715	293,736
Clearwater Paper Corp. *	881	34,385
Cleveland-Cliffs, Inc. *	2,275	35,217
Coeur Mining, Inc. *	4,435	15,523
Commercial Metals Co.	3,039	149,580
Compass Minerals International, Inc.	1,037	45,991
Constellium SE *	2,363	29,419
Corteva, Inc.	6,265	420,757
Crown Holdings, Inc.	1,536	126,275
Dow, Inc.	12,993	662,253
DuPont de Nemours, Inc.	14,015	988,198
Eagle Materials, Inc.	512	69,806
Eastman Chemical Co.	3,502	303,343
Ecolab, Inc.	2,645	396,300
Ecovyst, Inc. *	1,102	10,238
Element Solutions, Inc.	2,647	51,775
FMC Corp.	1,005	131,293
Freeport-McMoRan, Inc.	11,232	447,034
Glatfelter Corp.	2,562	8,890
Graphic Packaging Holding Co.	6,605	151,783
Greif, Inc., Class A	716	50,342
H.B. Fuller Co.	857	68,826
Hawkins, Inc.	411	17,098
Hecla Mining Co.	6,033	32,880
Huntsman Corp.	5,409	150,262
Ingevity Corp. *	535	41,874
Innospec, Inc.	470	52,118
International Flavors & Fragrances, Inc.	1,345	142,328
International Paper Co.	12,723	472,278
Kaiser Aluminum Corp.	525	47,460
Koppers Holdings, Inc.	810	24,130
Linde plc	4,498	1,513,487
Livent Corp. *	577	16,150
Louisiana-Pacific Corp.	1,492	95,190
LyondellBasell Industries N.V., Class A	8,516	723,945
Martin Marietta Materials, Inc.	582	213,291
Materion Corp.	405	32,627
Mativ Holdings, Inc.	2,390	49,640
Mercer International, Inc.	1,232	17,002
Minerals Technologies, Inc.	758	45,700
Myers Industries, Inc.	799	18,649
NewMarket Corp.	169	53,407
Newmont Corp.	8,858	420,489
Nucor Corp.	5,902	885,005
O-I Glass, Inc. *	9,071	148,855
Olin Corp.	2,190	124,786
Olympic Steel, Inc.	580	20,352
Orion Engineered Carbons S.A.	1,894	35,569
Packaging Corp. of America	1,772	240,797
Pactiv Evergreen, Inc.	1,971	22,942
PPG Industries, Inc.	4,036	545,748
Quaker Chemical Corp.	111	21,844
Rayonier Advanced Materials, Inc. *	4,879	37,763
Reliance Steel & Aluminum Co.	1,990	420,467
Resolute Forest Products, Inc. *	1,998	42,158
Royal Gold, Inc.	388	43,584
RPM International, Inc.	1,593	165,067
Schnitzer Steel Industries, Inc., Class A	1,174	40,303
Sealed Air Corp.	2,552	135,843
Sensient Technologies Corp.	652	48,711
Silgan Holdings, Inc.	1,691	89,454
Sonoco Products Co.	2,433	149,313
Southern Copper Corp.	967	59,006

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	4,611	479,221
Stepan Co.	521	58,128
Summit Materials, Inc., Class A *	1,844	55,855
SunCoke Energy, Inc.	4,430	37,478
Sylvamo Corp.	2,295	124,137
The Chemours Co.	4,011	124,542
The Mosaic Co.	5,630	288,819
The Scotts Miracle-Gro Co.	761	42,563
The Sherwin-Williams Co.	1,339	333,652
TimkenSteel Corp. *	972	18,176
TriMas Corp.	766	20,950
Trinseo plc	1,767	43,557
Tronox Holdings plc, Class A	2,175	30,733
United States Steel Corp.	8,181	215,079
Valvoline, Inc.	1,499	49,437
Vulcan Materials Co.	1,162	213,029
Warrior Met Coal, Inc.	3,113	114,621
Westlake Corp.	639	68,788
Westrock Co.	10,640	403,469
Worthington Industries, Inc.	1,147	65,081
		17,270,923

Media & Entertainment 4.1%
Activision Blizzard, Inc.	5,714	422,550
Alphabet, Inc., Class A *	31,489	3,180,074
Alphabet, Inc., Class C *	29,569	2,999,775
AMC Entertainment Holdings, Inc., Class A *(c)	1,711	12,371
AMC Networks, Inc., Class A *	2,240	44,710
Audacy, Inc., Class A *	9,593	2,754
Bumble, Inc., Class A *	516	12,570
Cable One, Inc.	38	27,523
Cars.com, Inc. *	1,545	22,835
Charter Communications, Inc., Class A *	2,901	1,135,132
Cinemark Holdings, Inc. *	4,550	61,925
Clear Channel Outdoor Holdings, Inc. *	26,497	29,942
Comcast Corp., Class A	94,013	3,444,636
DISH Network Corp., Class A *	8,440	135,462
Electronic Arts, Inc.	2,938	384,232
Fox Corp., Class A	6,418	208,264
Fox Corp., Class B	3,027	92,384
Gannett Co., Inc. *	7,918	19,795
Gray Television, Inc.	2,415	28,255
IAC, Inc. *	380	19,718
iHeartMedia, Inc., Class A *	5,493	44,164
John Wiley & Sons, Inc., Class A	919	43,570
Liberty Media Corp. - Liberty Formula One, Class C *	741	45,157
Liberty Media Corp. - Liberty SiriusXM, Class A	2,950	129,269
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,352	234,578
Lions Gate Entertainment Corp., Class A *	1,434	10,956
Lions Gate Entertainment Corp., Class B *	2,915	20,755
Live Nation Entertainment, Inc. *	287	20,882
Madison Square Garden Entertainment Corp. *	404	19,440
Madison Square Garden Sports Corp.	101	16,447
Match Group, Inc. *	740	37,414
Meta Platforms, Inc., Class A *	19,778	2,335,782
Netflix, Inc. *	1,063	324,778
News Corp., Class A	7,639	146,287
News Corp., Class B	2,281	44,365
Nexstar Media Group, Inc.	617	116,959
Omnicom Group, Inc.	4,592	366,258
Paramount Global, Class B	18,670	374,894
Pinterest, Inc., Class A *	748	19,014
SECURITY	NUMBER OF SHARES	VALUE ($)
Roku, Inc. *	128	7,599
Scholastic Corp.	822	33,801
Shutterstock, Inc.	147	7,912
Sinclair Broadcast Group, Inc., Class A	1,583	29,380
Sirius XM Holdings, Inc. (c)	11,193	72,643
Spotify Technology S.A. *	458	36,374
Take-Two Interactive Software, Inc. *	949	100,300
TEGNA, Inc.	4,378	86,422
The E.W. Scripps Co., Class A *	1,157	17,332
The Interpublic Group of Cos., Inc.	6,277	215,678
The Marcus Corp.	887	14,405
The New York Times Co., Class A	1,516	55,561
The Trade Desk, Inc., Class A *	176	9,177
The Walt Disney Co. *	21,030	2,058,206
TripAdvisor, Inc. *	1,907	38,884
Warner Bros Discovery, Inc. *	57,686	657,620
WideOpenWest, Inc. *	700	7,266
World Wrestling Entertainment, Inc., Class A	282	22,526
Yelp, Inc. *	1,411	43,670
Ziff Davis, Inc. *	610	56,279
		20,206,911

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	15,608	2,515,697
Agilent Technologies, Inc.	1,942	300,971
Alkermes plc *	807	19,997
Amgen, Inc.	10,016	2,868,582
Avantor, Inc. *	1,818	40,505
Azenta, Inc.	319	19,207
Biogen, Inc. *	3,602	1,099,222
BioMarin Pharmaceutical, Inc. *	398	40,190
Bio-Rad Laboratories, Inc., Class A *	103	42,715
Bio-Techne Corp.	402	34,166
Bristol-Myers Squibb Co.	22,066	1,771,458
Bruker Corp.	695	46,850
Catalent, Inc. *	623	31,231
Charles River Laboratories International, Inc. *	265	60,571
Corcept Therapeutics, Inc. *	392	9,910
Danaher Corp.	2,385	652,083
Eagle Pharmaceuticals, Inc. *	235	8,535
Elanco Animal Health, Inc. *	3,164	40,721
Eli Lilly & Co.	2,934	1,088,749
Emergent BioSolutions, Inc. *	875	10,763
Exact Sciences Corp. *	204	9,170
Exelixis, Inc. *	2,028	34,638
Gilead Sciences, Inc.	36,659	3,219,760
Horizon Therapeutics plc *	556	55,761
ICON plc *	488	105,135
Illumina, Inc. *	664	144,805
Incyte Corp. *	666	53,060
Ionis Pharmaceuticals, Inc. *	247	10,075
IQVIA Holdings, Inc. *	1,825	397,886
Jazz Pharmaceuticals plc *	931	146,083
Johnson & Johnson	31,747	5,650,966
Ligand Pharmaceuticals, Inc. *	139	10,133
Medpace Holdings, Inc. *	128	26,866
Merck & Co., Inc.	33,437	3,682,082
Mettler-Toledo International, Inc. *	117	171,939
Myriad Genetics, Inc. *	1,176	23,826
OmniAb, Inc. *	687	2,432
PerkinElmer, Inc.	637	89,008
Perrigo Co., plc	3,959	127,599
Pfizer, Inc.	85,228	4,272,480
Prestige Consumer Healthcare, Inc. *	636	39,089
Regeneron Pharmaceuticals, Inc. *	649	487,853
Royalty Pharma plc, Class A	1,183	52,017

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seagen, Inc. *	110	13,353
Supernus Pharmaceuticals, Inc. *	396	14,541
Syneos Health, Inc. *	1,042	36,762
Thermo Fisher Scientific, Inc.	1,912	1,071,141
United Therapeutics Corp. *	576	161,217
Vertex Pharmaceuticals, Inc. *	658	208,191
Viatris, Inc.	33,278	367,056
Waters Corp. *	557	193,056
West Pharmaceutical Services, Inc.	235	55,145
Zoetis, Inc.	1,864	287,317
		31,922,565

Real Estate 2.3%
Acadia Realty Trust	1,214	18,671
Agree Realty Corp.	185	12,941
Alexander & Baldwin, Inc. *	1,938	38,275
Alexandria Real Estate Equities, Inc.	773	120,287
American Assets Trust, Inc.	686	20,093
American Homes 4 Rent, Class A	1,482	49,010
American Tower Corp.	2,230	493,387
Americold Realty Trust, Inc.	2,068	61,730
Anywhere Real Estate, Inc. *	9,326	70,411
Apartment Income REIT Corp.	1,691	64,343
Apartment Investment & Management Co., Class A	1,420	11,900
Apple Hospitality REIT, Inc.	5,361	91,459
Ashford Hospitality Trust, Inc. *	1,508	9,817
AvalonBay Communities, Inc.	1,111	194,314
Boston Properties, Inc.	2,160	155,693
Brandywine Realty Trust	4,935	34,101
Brixmor Property Group, Inc.	5,000	115,900
Broadstone Net Lease, Inc.	546	9,266
Camden Property Trust	667	80,260
CareTrust REIT, Inc.	836	16,553
CBRE Group, Inc., Class A	4,544	361,702
Centerspace	183	11,803
Chatham Lodging Trust *	1,430	19,119
Corporate Office Properties Trust	1,867	51,847
Cousins Properties, Inc.	1,472	38,831
Crown Castle, Inc.	2,783	393,600
CubeSmart	1,317	54,511
Cushman & Wakefield plc *	1,968	22,475
DiamondRock Hospitality Co.	4,882	45,940
Digital Realty Trust, Inc.	1,963	220,759
DigitalBridge Group, Inc.	5,121	73,896
Diversified Healthcare Trust	41,493	41,078
Douglas Emmett, Inc.	2,433	42,140
Easterly Government Properties, Inc.	916	14,509
EastGroup Properties, Inc.	181	28,098
Elme Communities *	1,424	28,138
Empire State Realty Trust, Inc., Class A	4,440	34,232
EPR Properties	1,207	50,223
Equinix, Inc.	508	350,850
Equity Commonwealth	1,077	29,176
Equity LifeStyle Properties, Inc.	1,021	67,815
Equity Residential	3,421	221,886
Essential Properties Realty Trust, Inc.	404	9,377
Essex Property Trust, Inc.	491	108,207
Extra Space Storage, Inc.	603	96,896
Federal Realty Investment Trust	771	85,658
First Industrial Realty Trust, Inc.	755	38,165
Four Corners Property Trust, Inc.	438	11,887
Gaming & Leisure Properties, Inc.	2,051	107,903
Getty Realty Corp.	336	11,095
Global Net Lease, Inc.	1,990	26,925
Healthcare Realty Trust, Inc.	3,926	80,601
Healthpeak Properties, Inc.	5,925	155,590
Hersha Hospitality Trust, Class A	1,713	16,496
SECURITY	NUMBER OF SHARES	VALUE ($)
Highwoods Properties, Inc.	1,849	55,100
Host Hotels & Resorts, Inc.	17,413	329,802
Hudson Pacific Properties, Inc.	2,742	31,697
Industrial Logistics Properties Trust	1,391	5,661
Invitation Homes, Inc.	3,117	101,708
Iron Mountain, Inc.	4,661	253,232
iStar, Inc.	1,511	12,133
JBG SMITH Properties	1,754	36,150
Jones Lang LaSalle, Inc. *	1,239	208,363
Kennedy-Wilson Holdings, Inc.	1,930	32,849
Kilroy Realty Corp.	1,233	53,290
Kimco Realty Corp.	5,526	126,656
Kite Realty Group Trust	2,307	52,600
Lamar Advertising Co., Class A	1,005	100,641
Life Storage, Inc.	459	49,338
LTC Properties, Inc.	489	19,213
LXP Industrial Trust	3,167	34,077
Marcus & Millichap, Inc.	386	14,375
Medical Properties Trust, Inc.	4,537	59,525
Mid-America Apartment Communities, Inc.	806	132,893
National Health Investors, Inc.	516	29,030
National Retail Properties, Inc.	1,474	68,335
National Storage Affiliates Trust	241	9,594
Newmark Group, Inc., Class A	1,904	16,146
Office Properties Income Trust	1,889	28,883
Omega Healthcare Investors, Inc.	3,215	97,350
Outfront Media, Inc.	3,311	60,558
Paramount Group, Inc.	6,424	41,884
Park Hotels & Resorts, Inc.	8,388	107,618
Pebblebrook Hotel Trust	2,369	39,444
Physicians Realty Trust	2,239	33,428
Piedmont Office Realty Trust, Inc., Class A	3,870	40,287
PotlatchDeltic Corp.	880	42,055
Prologis, Inc.	3,340	393,419
Public Storage	732	218,107
Rayonier, Inc.	1,537	55,148
Realty Income Corp.	2,552	160,955
Regency Centers Corp.	1,577	104,760
Retail Opportunity Investments Corp.	1,515	23,104
Rexford Industrial Realty, Inc.	331	18,301
RLJ Lodging Trust	6,371	77,216
RPT Realty	1,865	20,888
Ryman Hospitality Properties, Inc.	591	54,094
Sabra Health Care REIT, Inc.	3,885	50,155
Safehold, Inc.	230	6,791
SBA Communications Corp.	270	80,811
Service Properties Trust	16,678	130,922
Simon Property Group, Inc.	4,038	482,299
SITE Centers Corp.	3,522	47,864
SL Green Realty Corp.	2,053	86,144
Spirit Realty Capital, Inc.	1,135	47,012
STAG Industrial, Inc.	1,038	34,161
STORE Capital Corp.	1,804	57,548
Summit Hotel Properties, Inc.	2,975	25,436
Sun Communities, Inc.	568	83,439
Sunstone Hotel Investors, Inc.	5,697	62,610
Tanger Factory Outlet Centers, Inc.	2,503	48,683
Terreno Realty Corp.	240	14,074
The Howard Hughes Corp. *	314	23,406
The Macerich Co.	7,122	90,449
The Necessity Retail REIT, Inc.	2,170	14,496
UDR, Inc.	2,139	88,704
Uniti Group, Inc.	6,348	48,372
Urban Edge Properties	1,929	30,343
Ventas, Inc.	7,498	348,882
Veris Residential, Inc. *	2,023	32,489
VICI Properties, Inc.	2,900	99,180
Vornado Realty Trust	4,311	109,025
Welltower, Inc.	5,377	381,928

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	12,547	410,412
WP Carey, Inc.	1,359	107,089
Xenia Hotels & Resorts, Inc.	3,210	49,498
Zillow Group, Inc., Class C *	568	21,573
		11,183,541

Retailing 4.4%
1-800-Flowers.com, Inc., Class A *	929	7,859
Abercrombie & Fitch Co., Class A *	2,170	52,037
Academy Sports & Outdoors, Inc.	1,346	67,946
Advance Auto Parts, Inc.	1,099	165,938
Amazon.com, Inc. *	28,802	2,780,545
American Eagle Outfitters, Inc.	5,652	89,415
America's Car-Mart, Inc. *	161	11,714
Arko Corp.	1,320	12,448
Asbury Automotive Group, Inc. *	559	104,880
AutoNation, Inc. *	1,772	219,569
AutoZone, Inc. *	111	286,269
Barnes & Noble Education, Inc. *	4,954	12,583
Bath & Body Works, Inc.	4,219	179,307
Bed Bath & Beyond, Inc. *(c)	16,146	54,896
Best Buy Co., Inc.	9,009	768,468
Big 5 Sporting Goods Corp.	981	12,174
Big Lots, Inc.	3,961	77,239
Boot Barn Holdings, Inc. *	206	13,874
Burlington Stores, Inc. *	537	105,080
Caleres, Inc.	1,240	29,958
Camping World Holdings, Inc., Class A	327	9,002
CarMax, Inc. *	3,027	209,953
Chico's FAS, Inc. *	7,747	45,475
Citi Trends, Inc. *	441	13,327
Conn's, Inc. *	1,134	11,295
Designer Brands, Inc., Class A	3,036	46,451
Dick's Sporting Goods, Inc.	1,418	169,564
Dillard's, Inc., Class A	183	65,825
Dollar General Corp.	3,487	891,556
Dollar Tree, Inc. *	3,040	456,882
eBay, Inc.	14,792	672,148
Etsy, Inc. *	330	43,590
Express, Inc. *	6,099	8,661
Five Below, Inc. *	261	41,984
Floor & Decor Holdings, Inc., Class A *	381	28,434
Foot Locker, Inc.	4,730	188,254
GameStop Corp., Class A *(c)	2,388	62,589
Genesco, Inc. *	650	33,930
Genuine Parts Co.	2,375	435,409
Group 1 Automotive, Inc.	768	148,485
Groupon, Inc. *	1,646	13,711
Guess?, Inc.	1,642	34,088
Haverty Furniture Cos., Inc.	886	27,936
Hibbett, Inc.	546	36,396
Kohl's Corp.	12,721	408,090
Lithia Motors, Inc.	540	129,227
LKQ Corp.	4,831	262,468
Lowe’s Cos., Inc.	7,511	1,596,463
Macy's, Inc.	17,970	422,295
MarineMax, Inc. *	632	20,875
MercadoLibre, Inc. *	30	27,930
Monro, Inc.	692	31,465
Murphy USA, Inc.	832	246,114
National Vision Holdings, Inc. *	904	36,576
Nordstrom, Inc.	6,569	137,752
Ollie's Bargain Outlet Holdings, Inc. *	836	50,912
O'Reilly Automotive, Inc. *	702	606,907
Overstock.com, Inc. *	669	17,809
Party City Holdco, Inc. *	9,322	6,619
Penske Automotive Group, Inc.	974	123,162
PetMed Express, Inc.	603	11,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	202	66,541
Qurate Retail, Inc., Class A *	49,496	116,316
Rent-A-Center, Inc.	1,346	32,425
RH *	90	25,815
Ross Stores, Inc.	4,262	501,510
Sally Beauty Holdings, Inc. *	4,453	52,367
Shoe Carnival, Inc.	624	16,480
Signet Jewelers Ltd.	1,130	73,450
Sleep Number Corp. *	787	23,020
Sonic Automotive, Inc., Class A	1,217	64,671
Sportsman's Warehouse Holdings, Inc. *	1,137	11,165
Stitch Fix, Inc., Class A *	2,065	8,343
Target Corp.	10,298	1,720,487
The Aaron's Co., Inc.	1,477	18,005
The Buckle, Inc.	779	34,237
The Children's Place, Inc. *	449	15,940
The Gap, Inc.	13,186	191,724
The Home Depot, Inc.	10,034	3,250,916
The ODP Corp. *	3,859	185,734
The TJX Cos., Inc.	15,629	1,251,101
Tractor Supply Co.	1,171	265,009
TravelCenters of America, Inc. *	885	45,268
Ulta Beauty, Inc. *	438	203,600
Urban Outfitters, Inc. *	3,094	89,540
Victoria's Secret & Co. *	1,283	59,018
Wayfair, Inc., Class A *	156	5,716
Williams-Sonoma, Inc.	1,036	121,108
Zumiez, Inc. *	665	15,461
		21,348,714

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	3,938	305,707
Ambarella, Inc. *	120	8,904
Amkor Technology, Inc.	2,700	75,654
Analog Devices, Inc.	2,762	474,815
Applied Materials, Inc.	8,473	928,641
Axcelis Technologies, Inc. *	167	13,337
Broadcom, Inc.	2,839	1,564,374
Cirrus Logic, Inc. *	981	73,291
Diodes, Inc. *	553	51,003
Entegris, Inc.	670	51,784
First Solar, Inc. *	987	170,287
FormFactor, Inc. *	520	11,996
Ichor Holdings Ltd. *	367	10,929
Intel Corp.	141,922	4,267,595
KLA Corp.	841	330,639
Kulicke & Soffa Industries, Inc.	713	34,188
Lam Research Corp.	1,011	477,576
Lattice Semiconductor Corp. *	162	11,798
Marvell Technology, Inc.	2,393	111,322
Microchip Technology, Inc.	3,231	255,863
Micron Technology, Inc.	20,322	1,171,563
MKS Instruments, Inc.	659	55,264
Monolithic Power Systems, Inc.	70	26,737
NVIDIA Corp.	3,172	536,798
NXP Semiconductors N.V.	2,579	453,491
ON Semiconductor Corp. *	2,776	208,755
Onto Innovation, Inc. *	163	13,032
Photronics, Inc. *	1,489	27,993
Power Integrations, Inc.	326	26,237
Qorvo, Inc. *	1,839	182,521
QUALCOMM, Inc.	12,055	1,524,837
Semtech Corp. *	442	13,587
Silicon Laboratories, Inc. *	202	29,379
Skyworks Solutions, Inc.	2,958	282,844
SMART Global Holdings, Inc. *	513	8,675
SolarEdge Technologies, Inc. *	98	29,288
Synaptics, Inc. *	298	31,579

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teradyne, Inc.	1,264	118,121
Texas Instruments, Inc.	8,801	1,588,229
Ultra Clean Holdings, Inc. *	584	20,808
Universal Display Corp.	155	17,456
Wolfspeed, Inc. *	390	35,459
		15,632,356

Software & Services 5.8%
Accenture plc, Class A	4,688	1,410,760
ACI Worldwide, Inc. *	1,383	28,905
Adeia, Inc.	1,610	17,790
Adobe, Inc. *	1,542	531,882
Akamai Technologies, Inc. *	1,769	167,807
Alarm.com Holdings, Inc. *	149	7,435
Amdocs Ltd.	2,691	239,122
ANSYS, Inc. *	339	86,208
Aspen Technology, Inc. *	208	47,944
Autodesk, Inc. *	478	96,532
Automatic Data Processing, Inc.	2,961	782,119
Avaya Holdings Corp. *	5,855	5,656
Bentley Systems, Inc., Class B	515	20,399
Black Knight, Inc. *	912	56,535
Blackbaud, Inc. *	318	18,848
Block, Inc. *	429	29,073
Broadridge Financial Solutions, Inc.	1,071	159,697
Cadence Design Systems, Inc. *	869	149,503
Cerence, Inc. *	666	13,660
Ceridian HCM Holding, Inc. *	168	11,498
Check Point Software Technologies Ltd. *	1,325	176,000
Cognizant Technology Solutions Corp., Class A	11,434	711,309
CommVault Systems, Inc. *	419	27,654
Concentrix Corp.	404	49,442
Conduent, Inc. *	9,613	38,837
Consensus Cloud Solutions, Inc. *	299	16,980
CSG Systems International, Inc.	541	33,455
Dolby Laboratories, Inc., Class A	682	51,061
Dropbox, Inc., Class A *	1,750	41,230
DXC Technology Co. *	8,607	255,370
Ebix, Inc.	734	13,939
Envestnet, Inc. *	301	17,765
EPAM Systems, Inc. *	156	57,498
Euronet Worldwide, Inc. *	639	59,395
EVERTEC, Inc.	586	19,789
ExlService Holdings, Inc. *	236	44,179
Fair Isaac Corp. *	131	81,183
Fidelity National Information Services, Inc.	5,418	393,238
Fiserv, Inc. *	3,239	338,022
FleetCor Technologies, Inc. *	855	167,751
Fortinet, Inc. *	1,302	69,214
Gartner, Inc. *	273	95,651
Genpact Ltd.	2,486	114,629
Global Payments, Inc.	1,993	206,834
Globant S.A. *	82	15,365
GoDaddy, Inc., Class A *	727	57,527
Guidewire Software, Inc. *	204	12,099
InterDigital, Inc.	707	35,470
International Business Machines Corp.	23,643	3,520,443
Intuit, Inc.	939	382,727
Jack Henry & Associates, Inc.	614	116,261
Kyndryl Holdings, Inc. *	25,739	301,404
LiveRamp Holdings, Inc. *	1,487	32,655
Manhattan Associates, Inc. *	309	38,915
Mastercard, Inc., Class A	3,502	1,248,113
Maximus, Inc.	1,556	109,387
Microsoft Corp.	34,083	8,695,937
MicroStrategy, Inc., Class A *(c)	48	9,508
NCR Corp. *	3,630	86,648
SECURITY	NUMBER OF SHARES	VALUE ($)
NortonLifeLock, Inc.	8,307	190,729
Oracle Corp.	26,738	2,220,056
Pagseguro Digital Ltd., Class A *	1,658	17,459
Palo Alto Networks, Inc. *	459	77,984
Paychex, Inc.	2,287	283,657
Paycom Software, Inc. *	82	27,806
PayPal Holdings, Inc. *	6,714	526,445
Paysafe Ltd. *	12,379	17,578
Pegasystems, Inc.	275	9,969
Perficient, Inc. *	196	13,926
Progress Software Corp.	580	30,926
PTC, Inc. *	266	33,838
Qualys, Inc. *	93	11,469
RingCentral, Inc., Class A *	551	20,420
Roper Technologies, Inc.	574	251,923
Sabre Corp. *	11,314	69,129
Salesforce, Inc. *	2,200	352,550
ServiceNow, Inc. *	78	32,471
Splunk, Inc. *	316	24,547
SS&C Technologies Holdings, Inc.	1,789	96,177
StoneCo Ltd., Class A *	1,551	18,116
Synopsys, Inc. *	417	141,588
Teradata Corp. *	1,835	62,665
The Western Union Co.	12,251	179,600
TTEC Holdings, Inc.	183	8,775
Twilio, Inc., Class A *	180	8,824
Tyler Technologies, Inc. *	103	35,302
Unisys Corp. *	1,785	7,675
Verint Systems, Inc. *	356	14,001
VeriSign, Inc. *	479	95,709
Verra Mobility Corp. *	606	9,605
Visa, Inc., Class A	7,634	1,656,578
VMware, Inc., Class A *	1,782	216,495
WEX, Inc. *	317	53,617
Workday, Inc., Class A *	139	23,338
Xperi, Inc. *	641	6,865
Zoom Video Communications, Inc., Class A *	170	12,823
		28,484,892

Technology Hardware & Equipment 6.3%
ADTRAN Holdings, Inc.	1,277	25,885
Advanced Energy Industries, Inc.	365	33,814
Amphenol Corp., Class A	4,192	337,163
Apple Inc.	113,621	16,819,317
Arista Networks, Inc. *	649	90,406
Arrow Electronics, Inc. *	3,390	368,629
Avnet, Inc.	9,949	449,396
Badger Meter, Inc.	218	25,249
Belden, Inc.	898	72,235
Benchmark Electronics, Inc.	2,732	78,873
CDW Corp.	1,561	294,467
Ciena Corp. *	1,764	79,309
Cisco Systems, Inc.	86,430	4,297,300
Cognex Corp.	988	49,183
Coherent Corp. *	972	35,643
CommScope Holding Co., Inc. *	8,203	72,843
Comtech Telecommunications Corp.	1,151	13,432
Corning, Inc.	19,461	664,204
CTS Corp.	453	19,252
Dell Technologies, Inc., Class C	2,561	114,707
ePlus, Inc. *	726	36,053
F5, Inc. *	844	130,491
Fabrinet *	450	60,034
Flex Ltd. *	16,651	365,989
Hewlett Packard Enterprise Co.	70,707	1,186,463
HP, Inc.	24,380	732,375
Insight Enterprises, Inc. *	976	101,416

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IPG Photonics Corp. *	489	44,514
Itron, Inc. *	679	36,109
Jabil, Inc.	4,423	319,296
Juniper Networks, Inc.	8,879	295,138
Keysight Technologies, Inc. *	668	120,834
Kimball Electronics, Inc. *	950	21,935
Knowles Corp. *	1,632	25,459
Littelfuse, Inc.	224	55,216
Lumentum Holdings, Inc. *	420	23,075
Methode Electronics, Inc.	809	36,955
Motorola Solutions, Inc.	1,169	318,202
National Instruments Corp.	1,805	74,041
NetApp, Inc.	4,287	289,844
NETGEAR, Inc. *	1,198	23,637
NetScout Systems, Inc. *	1,750	65,240
Novanta, Inc. *	122	19,245
OSI Systems, Inc. *	374	33,092
PC Connection, Inc. *	628	34,885
Plexus Corp. *	800	88,176
Pure Storage, Inc., Class A *	373	10,888
Rogers Corp. *	128	13,957
Sanmina Corp. *	3,494	230,918
ScanSource, Inc. *	1,883	56,226
Seagate Technology Holdings plc	4,504	238,577
Stratasys Ltd. *	790	11,084
Super Micro Computer, Inc. *	1,190	107,374
TD SYNNEX Corp.	734	75,088
TE Connectivity Ltd.	3,865	487,454
Teledyne Technologies, Inc. *	300	126,030
Trimble, Inc. *	1,544	92,254
TTM Technologies, Inc. *	4,474	71,897
ViaSat, Inc. *	1,229	41,897
Viavi Solutions, Inc. *	1,788	20,258
Vishay Intertechnology, Inc.	4,126	95,063
Vontier Corp.	2,531	49,684
Western Digital Corp. *	10,875	399,656
Xerox Holdings Corp.	11,167	182,134
Zebra Technologies Corp., Class A *	302	81,625
		30,871,085

Telecommunication Services 3.0%
AT&T, Inc.	384,347	7,410,210
ATN International, Inc.	392	18,977
Cogent Communications Holdings, Inc.	430	24,961
Consolidated Communications Holdings, Inc. *	5,607	25,904
EchoStar Corp., Class A *	1,520	26,448
Frontier Communications Parent, Inc. *	797	20,539
Iridium Communications, Inc. *	656	34,834
Liberty Global plc, Class A *	7,291	146,403
Liberty Global plc, Class C *	14,200	293,656
Liberty Latin America Ltd., Class A *	1,932	14,954
Liberty Latin America Ltd., Class C *	7,169	55,847
Lumen Technologies, Inc.	73,268	400,776
Shenandoah Telecommunications Co.	905	17,620
Telephone and Data Systems, Inc.	6,729	70,924
T-Mobile US, Inc. *	5,911	895,280
Verizon Communications, Inc.	130,499	5,086,851
		14,544,184

Transportation 2.0%
Air Transport Services Group, Inc. *	1,113	31,209
Alaska Air Group, Inc. *	992	47,060
Allegiant Travel Co. *	99	8,178
AMERCO	124	7,849
AMERCO - Non Voting Shares *	1,128	71,256
American Airlines Group, Inc. *	8,292	119,654
SECURITY	NUMBER OF SHARES	VALUE ($)
ArcBest Corp.	750	62,077
Atlas Air Worldwide Holdings, Inc. *	767	77,291
Atlas Corp.	1,419	21,810
Avis Budget Group, Inc. *	988	220,917
C.H. Robinson Worldwide, Inc.	3,319	332,630
Costamare, Inc.	1,040	10,026
Covenant Logistics Group, Inc.	449	17,237
CSX Corp.	32,847	1,073,768
Danaos Corp.	118	6,528
Daseke, Inc. *	4,534	26,433
Delta Air Lines, Inc. *	5,378	190,220
Expeditors International of Washington, Inc.	2,635	305,818
FedEx Corp.	6,094	1,110,449
Forward Air Corp.	451	50,679
Golden Ocean Group Ltd.	886	7,478
GXO Logistics, Inc. *	1,698	79,568
Hawaiian Holdings, Inc. *	929	12,913
Heartland Express, Inc.	1,434	24,005
Hub Group, Inc., Class A *	1,019	85,749
J.B. Hunt Transport Services, Inc.	1,156	212,577
JetBlue Airways Corp. *	4,276	34,037
Kirby Corp. *	1,189	82,980
Knight-Swift Transportation Holdings, Inc.	2,913	161,468
Landstar System, Inc.	742	128,351
Lyft, Inc., Class A *	885	9,930
Marten Transport Ltd.	1,467	31,262
Matson, Inc.	108	6,886
Norfolk Southern Corp.	3,601	923,656
Old Dominion Freight Line, Inc.	636	192,460
RXO, Inc. *	2,133	40,527
Ryder System, Inc.	2,919	272,897
Saia, Inc. *	215	52,372
Schneider National, Inc., Class B	1,912	49,253
SkyWest, Inc. *	838	15,461
Southwest Airlines Co. *	4,412	176,083
Spirit Airlines, Inc. *	790	17,151
Uber Technologies, Inc. *	3,385	98,639
Union Pacific Corp.	8,979	1,952,304
United Airlines Holdings, Inc. *	3,630	160,337
United Parcel Service, Inc., Class B	5,929	1,124,909
Werner Enterprises, Inc.	2,038	89,631
XPO Logistics, Inc. *	2,133	82,376
Yellow Corp. *	2,928	9,370
		9,925,719

Utilities 3.6%
ALLETE, Inc.	1,163	76,991
Alliant Energy Corp.	3,235	182,130
Ameren Corp.	3,740	334,057
American Electric Power Co., Inc.	8,450	817,960
American States Water Co.	304	29,789
American Water Works Co., Inc.	1,484	225,212
Atlantica Sustainable Infrastructure plc	1,139	31,778
Atmos Energy Corp.	1,589	190,998
Avangrid, Inc.	1,069	45,721
Avista Corp.	1,663	68,649
Black Hills Corp.	1,180	84,523
California Water Service Group	506	32,855
CenterPoint Energy, Inc.	10,507	326,873
Chesapeake Utilities Corp.	161	19,277
Clearway Energy, Inc., Class A	314	10,337
Clearway Energy, Inc., Class C	826	29,273
CMS Energy Corp.	4,483	273,777
Consolidated Edison, Inc.	7,204	706,280
Dominion Energy, Inc.	11,925	728,737
DTE Energy Co.	3,216	373,088
Duke Energy Corp.	14,111	1,410,112
Edison International	7,421	494,684

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	3,813	443,338
Essential Utilities, Inc.	1,544	74,483
Evergy, Inc.	6,131	363,017
Eversource Energy	4,927	408,251
Exelon Corp.	22,303	922,675
FirstEnergy Corp.	12,729	524,944
Hawaiian Electric Industries, Inc.	2,075	85,241
IDACORP, Inc.	710	78,476
MGE Energy, Inc.	386	27,796
National Fuel Gas Co.	1,189	78,747
New Jersey Resources Corp.	1,582	78,705
NextEra Energy, Inc.	15,925	1,348,847
NiSource, Inc.	6,793	189,796
Northwest Natural Holding Co.	633	31,720
NorthWestern Corp.	1,187	69,333
NRG Energy, Inc.	5,801	246,252
OGE Energy Corp.	3,834	155,124
ONE Gas, Inc.	948	82,429
Ormat Technologies, Inc.	433	39,156
Otter Tail Corp.	534	31,842
PG&E Corp. *	11,135	174,819
Pinnacle West Capital Corp.	2,945	230,652
PNM Resources, Inc.	1,479	72,471
Portland General Electric Co.	2,053	101,069
PPL Corp.	20,785	613,573
Public Service Enterprise Group, Inc.	8,491	514,130
Sempra Energy	3,844	638,834
SJW Group	288	21,511
South Jersey Industries, Inc.	1,680	58,296
Southwest Gas Holdings, Inc.	1,359	93,037
Spire, Inc.	1,071	79,361
The AES Corp.	16,773	485,075
The Southern Co.	18,112	1,225,096
UGI Corp.	5,310	205,231
Unitil Corp.	345	18,913
Vistra Corp.	16,602	403,927
WEC Energy Group, Inc.	4,178	414,207
Xcel Energy, Inc.	8,041	564,639
		17,688,114
Total Common Stocks (Cost $387,316,807)		486,509,785

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF (c)	2,700	244,188
Total Investment Companies (Cost $223,590)		244,188

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)	380,032	380,032
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)(e)	339,006	339,006
		719,038
Total Short-Term Investments (Cost $719,038)		719,038
Total Investments in Securities (Cost $388,259,435)		487,473,011

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 12/16/22	9	703,980	10,360
S&P 500 Index, e-mini, expires 12/16/22	2	408,125	18,596
Net Unrealized Appreciation			28,956

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	All or a portion of this security is on loan. Securities on loan were valued at $329,623.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$352,536	$112,541	($25,606)	$8,532	($471)	$447,532	5,422	$3,171

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$456,187,609	$—	$—	$456,187,609
Health Care Equipment & Services	30,322,176	—	0*	30,322,176
Investment Companies[1]	244,188	—	—	244,188
Short-Term Investments[1]	719,038	—	—	719,038
Futures Contracts[2]	28,956	—	—	28,956
Total	$487,501,967	$—	$—	$487,501,967

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	72,716	2,831,561
Aptiv plc *	75,089	8,009,744
Autoliv, Inc.	49,099	4,340,352
BorgWarner, Inc.	181,385	7,710,676
Dana, Inc.	162,367	2,859,283
Ford Motor Co.	2,875,235	39,965,766
General Motors Co.	1,445,764	58,640,188
Gentex Corp.	122,213	3,531,956
Harley-Davidson, Inc.	92,115	4,341,380
Lear Corp.	61,871	8,924,273
Tesla, Inc. *	21,204	4,128,419
The Goodyear Tire & Rubber Co. *	495,043	5,554,382
Thor Industries, Inc.	40,132	3,456,970
Visteon Corp. *	29,485	4,328,398
		158,623,348

Banks 6.9%
Bank of America Corp.	3,059,561	115,804,384
Citigroup, Inc.	2,179,930	105,530,411
Citizens Financial Group, Inc.	256,392	10,865,893
Comerica, Inc.	71,428	5,124,245
Credicorp Ltd.	36,863	5,660,314
East West Bancorp, Inc.	31,042	2,179,459
Fifth Third Bancorp	289,239	10,516,730
First Horizon Corp.	107,517	2,671,797
First Republic Bank	16,941	2,161,841
Huntington Bancshares, Inc.	440,645	6,821,185
JPMorgan Chase & Co.	1,393,010	192,486,122
KeyCorp	360,816	6,786,949
M&T Bank Corp.	79,340	13,489,387
MGIC Investment Corp.	147,161	2,020,520
New York Community Bancorp, Inc.	345,080	3,226,498
Popular, Inc.	33,744	2,463,987
Radian Group, Inc.	91,430	1,789,285
Regions Financial Corp.	329,074	7,637,808
Signature Bank	8,086	1,127,997
SVB Financial Group *	5,636	1,306,312
Synovus Financial Corp.	47,193	1,988,241
The PNC Financial Services Group, Inc.	164,659	27,705,523
Truist Financial Corp.	329,130	15,406,575
U.S. Bancorp	660,446	29,977,644
Wells Fargo & Co.	2,836,612	136,015,545
Zions Bancorp NA	74,527	3,861,989
		714,626,641

Capital Goods 7.6%
3M Co.	262,029	33,007,793
A.O. Smith Corp.	42,868	2,603,802
Acuity Brands, Inc.	18,436	3,471,314
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	67,809	5,763,765
AerCap Holdings N.V. *	70,291	4,315,867
AGCO Corp.	31,755	4,214,524
Air Lease Corp.	50,774	1,960,892
Allegion plc	20,691	2,351,532
Allison Transmission Holdings, Inc.	104,370	4,675,776
AMETEK, Inc.	40,641	5,788,091
Boise Cascade Co.	28,675	2,123,097
Carlisle Cos., Inc.	16,647	4,379,992
Carrier Global Corp.	324,217	14,369,298
Caterpillar, Inc.	183,670	43,421,425
Cummins, Inc.	82,770	20,788,513
Curtiss-Wright Corp.	15,651	2,764,749
Deere & Co.	57,573	25,389,693
Donaldson Co., Inc.	43,408	2,644,415
Dover Corp.	39,493	5,606,031
Eaton Corp. plc	149,379	24,415,998
EMCOR Group, Inc.	33,451	5,181,560
Emerson Electric Co.	218,282	20,904,867
Fastenal Co.	124,216	6,398,366
Flowserve Corp.	72,209	2,264,474
Fluor Corp. *	142,381	4,785,425
Fortive Corp.	52,946	3,576,502
Fortune Brands Home & Security, Inc.	60,813	3,973,521
GATX Corp.	20,865	2,352,529
General Dynamics Corp.	108,060	27,273,263
General Electric Co.	655,184	56,326,169
Graco, Inc.	30,713	2,148,989
Hexcel Corp.	42,120	2,525,094
Honeywell International, Inc.	215,684	47,353,422
Howmet Aerospace, Inc.	149,928	5,647,788
Hubbell, Inc.	18,084	4,594,421
Huntington Ingalls Industries, Inc.	25,453	5,904,078
IDEX Corp.	14,553	3,456,192
Illinois Tool Works, Inc.	87,862	19,985,969
Ingersoll Rand, Inc.	35,979	1,941,787
ITT, Inc.	27,620	2,334,442
Johnson Controls International plc	254,038	16,878,285
L3Harris Technologies, Inc.	51,676	11,734,586
Lennox International, Inc.	9,509	2,476,429
Lincoln Electric Holdings, Inc.	18,861	2,789,165
Lockheed Martin Corp.	78,939	38,300,413
Masco Corp.	89,379	4,538,666
MasTec, Inc. *	29,615	2,689,931
MDU Resources Group, Inc.	116,513	3,668,994
MSC Industrial Direct Co., Inc., Class A	29,988	2,573,870
Nordson Corp.	9,666	2,285,912
Northrop Grumman Corp.	46,733	24,922,242
nVent Electric plc	63,481	2,539,875
Oshkosh Corp.	44,460	4,093,432
Otis Worldwide Corp.	66,619	5,202,278
Owens Corning	57,367	5,096,484
PACCAR, Inc.	162,712	17,232,828
Parker-Hannifin Corp.	36,067	10,781,869

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair plc	61,098	2,796,456
Quanta Services, Inc.	46,975	7,040,613
Raytheon Technologies Corp.	314,409	31,038,457
Regal Rexnord Corp.	19,204	2,517,836
Rockwell Automation, Inc.	27,932	7,380,193
Sensata Technologies Holding plc	56,546	2,550,225
Snap-on, Inc.	23,599	5,677,919
Spirit AeroSystems Holdings, Inc., Class A	109,166	2,861,241
Stanley Black & Decker, Inc.	71,713	5,860,386
Textron, Inc.	108,280	7,729,026
The Boeing Co. *	254,124	45,457,701
The Middleby Corp. *	12,410	1,789,398
The Timken Co.	31,351	2,382,049
The Toro Co.	25,539	2,834,574
Trane Technologies plc	54,985	9,810,424
TransDigm Group, Inc.	11,984	7,531,944
UFP Industries, Inc.	32,206	2,636,383
United Rentals, Inc. *	31,767	11,214,704
Univar Solutions, Inc. *	98,032	3,247,800
W.W. Grainger, Inc.	15,288	9,219,581
Watsco, Inc.	11,029	2,966,580
WESCO International, Inc. *	24,567	3,167,178
Westinghouse Air Brake Technologies Corp.	42,363	4,282,476
Xylem, Inc.	36,016	4,046,398
		786,830,226

Commercial & Professional Services 0.8%
ABM Industries, Inc.	54,739	2,582,586
Booz Allen Hamilton Holding Corp.	40,003	4,256,319
CACI International, Inc., Class A *	9,430	2,944,989
Cintas Corp.	15,404	7,113,259
Copart, Inc. *	39,060	2,599,834
CoreCivic, Inc. *	189,998	2,523,173
Equifax, Inc.	14,615	2,884,563
Jacobs Solutions, Inc.	47,957	6,068,479
KBR, Inc.	45,062	2,328,354
Leidos Holdings, Inc.	70,216	7,676,715
ManpowerGroup, Inc.	84,492	7,394,740
Republic Services, Inc.	51,088	7,116,047
Robert Half International, Inc.	47,652	3,754,025
Science Applications International Corp.	30,899	3,402,289
TransUnion	24,717	1,559,148
Verisk Analytics, Inc.	19,530	3,587,856
Waste Management, Inc.	101,280	16,986,682
		84,779,058

Consumer Durables & Apparel 1.3%
Brunswick Corp.	37,427	2,777,083
Capri Holdings Ltd. *	68,906	3,951,759
Carter's, Inc.	30,220	2,207,269
D.R. Horton, Inc.	152,925	13,151,550
Deckers Outdoor Corp. *	6,954	2,773,811
Hanesbrands, Inc.	296,975	1,995,672
Hasbro, Inc.	40,936	2,571,599
KB Home	58,930	1,849,813
Leggett & Platt, Inc.	80,942	2,882,345
Lennar Corp., Class A	138,556	12,169,373
Lululemon Athletica, Inc. *	10,803	4,108,489
Meritage Homes Corp. *	26,456	2,286,063
Mohawk Industries, Inc. *	44,319	4,490,844
Newell Brands, Inc.	194,443	2,521,926
NIKE, Inc., Class B	206,927	22,697,823
NVR, Inc. *	1,276	5,919,377
Polaris, Inc.	27,835	3,174,860
SECURITY	NUMBER OF SHARES	VALUE ($)
PulteGroup, Inc.	188,429	8,437,851
PVH Corp.	65,895	4,426,826
Ralph Lauren Corp.	28,291	3,200,278
Skechers U.S.A., Inc., Class A *	53,509	2,256,475
Tapestry, Inc.	124,389	4,698,173
Taylor Morrison Home Corp. *	89,036	2,705,804
Toll Brothers, Inc.	77,704	3,722,799
Tri Pointe Homes, Inc. *	113,669	2,096,056
VF Corp.	148,809	4,883,911
Whirlpool Corp.	48,910	7,166,782
		135,124,611

Consumer Services 2.0%
Aramark	134,865	5,610,384
Booking Holdings, Inc. *	10,847	22,555,794
Carnival Corp. *	872,500	8,663,925
Chipotle Mexican Grill, Inc. *	2,310	3,758,278
Darden Restaurants, Inc.	35,059	5,153,323
Domino’s Pizza, Inc.	9,178	3,567,764
Expedia Group, Inc. *	30,686	3,278,492
H&R Block, Inc.	78,100	3,413,751
Hilton Worldwide Holdings, Inc.	45,127	6,436,013
Las Vegas Sands Corp. *	204,185	9,564,026
Marriott International, Inc., Class A	46,064	7,616,682
McDonald’s Corp.	177,665	48,465,235
MGM Resorts International	180,283	6,645,231
Norwegian Cruise Line Holdings Ltd. *	177,748	2,922,177
Royal Caribbean Cruises Ltd. *	112,783	6,759,085
Service Corp. International	38,074	2,720,387
Starbucks Corp.	389,911	39,848,904
Travel & Leisure Co.	48,786	1,896,312
Vail Resorts, Inc.	9,094	2,342,069
Wynn Resorts Ltd. *	40,522	3,390,071
Yum! Brands, Inc.	90,049	11,585,704
		206,193,607

Diversified Financials 6.2%
Affiliated Managers Group, Inc.	22,655	3,634,315
AGNC Investment Corp.	198,073	1,978,749
Ally Financial, Inc.	303,445	8,196,049
American Express Co.	213,015	33,569,034
Ameriprise Financial, Inc.	45,261	15,024,389
Annaly Capital Management, Inc.	110,577	2,396,204
Berkshire Hathaway, Inc., Class B *	648,662	206,663,713
BlackRock, Inc.	31,740	22,725,840
Blackstone, Inc.	49,294	4,511,880
Bread Financial Holdings, Inc.	92,517	3,795,973
Capital One Financial Corp.	299,283	30,897,977
Cboe Global Markets, Inc.	20,781	2,635,862
Chimera Investment Corp.	180,240	1,234,644
CME Group, Inc.	46,016	8,121,824
Discover Financial Services	189,852	20,572,363
Equitable Holdings, Inc.	121,723	3,863,488
Evercore, Inc., Class A	21,621	2,490,307
Franklin Resources, Inc.	261,824	7,019,501
Intercontinental Exchange, Inc.	87,213	9,446,040
Invesco Ltd.	240,645	4,598,726
Janus Henderson Group plc	84,127	2,127,572
Jefferies Financial Group, Inc.	104,350	3,964,257
KKR & Co., Inc.	93,731	4,866,514
Lazard Ltd., Class A	66,183	2,422,960
LPL Financial Holdings, Inc.	17,963	4,252,022
Moody's Corp.	18,909	5,639,987
Morgan Stanley	349,207	32,500,695
MSCI, Inc.	5,704	2,896,662
Nasdaq, Inc.	51,083	3,497,142

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Navient Corp.	270,876	4,488,415
Northern Trust Corp.	66,616	6,202,616
OneMain Holdings, Inc.	91,870	3,616,003
PROG Holdings, Inc. *	69,278	1,364,084
Raymond James Financial, Inc.	41,314	4,829,607
Rithm Capital Corp.	291,921	2,641,885
S&P Global, Inc.	46,934	16,558,315
SEI Investments Co.	44,504	2,771,709
SLM Corp.	134,101	2,341,403
Starwood Property Trust, Inc.	103,234	2,210,240
State Street Corp.	139,465	11,111,177
Synchrony Financial	668,879	25,136,473
T. Rowe Price Group, Inc.	90,987	11,365,186
The Bank of New York Mellon Corp.	458,096	21,026,606
The Charles Schwab Corp. (a)	124,798	10,300,827
The Goldman Sachs Group, Inc.	141,047	54,465,299
Voya Financial, Inc.	38,830	2,562,003
		638,536,537

Energy 9.5%
Antero Resources Corp. *	84,332	3,082,335
APA Corp.	112,069	5,250,433
Baker Hughes Co.	511,262	14,836,823
Cheniere Energy, Inc.	31,479	5,520,157
Chevron Corp.	978,568	179,381,300
ConocoPhillips	448,660	55,413,997
Delek US Holdings, Inc.	108,525	3,362,104
Devon Energy Corp.	84,690	5,802,959
EOG Resources, Inc.	157,578	22,365,045
Equitrans Midstream Corp.	234,124	1,964,300
Exxon Mobil Corp.	2,600,696	289,561,493
Halliburton Co.	284,747	10,789,064
Helmerich & Payne, Inc.	92,206	4,709,882
Hess Corp.	33,689	4,848,184
HF Sinclair Corp.	218,284	13,607,824
Kinder Morgan, Inc.	1,142,822	21,850,757
Marathon Oil Corp.	330,462	10,122,051
Marathon Petroleum Corp.	478,272	58,258,312
Murphy Oil Corp.	86,265	4,071,708
NOV, Inc.	345,943	7,769,880
Occidental Petroleum Corp.	357,820	24,864,912
ONEOK, Inc.	165,068	11,046,350
Ovintiv, Inc.	71,833	4,005,408
PBF Energy, Inc., Class A	245,445	9,761,348
Peabody Energy Corp. *	130,787	4,177,337
Phillips 66	545,834	59,190,239
Pioneer Natural Resources Co.	30,959	7,306,014
Schlumberger N.V.	649,287	33,470,745
Targa Resources Corp.	81,481	6,061,372
TechnipFMC plc *	416,202	5,160,905
The Williams Cos., Inc.	416,904	14,466,569
Valero Energy Corp.	516,995	69,080,872
World Fuel Services Corp.	370,353	10,536,543
		981,697,222

Food & Staples Retailing 3.2%
Casey's General Stores, Inc.	22,002	5,346,926
Costco Wholesale Corp.	111,800	60,288,150
Performance Food Group Co. *	121,308	7,397,362
Rite Aid Corp. *	262,951	1,333,162
SpartanNash Co.	85,471	2,807,722
Sprouts Farmers Market, Inc. *	87,991	3,020,731
Sysco Corp.	202,038	17,478,307
The Kroger Co.	767,119	37,734,584
United Natural Foods, Inc. *	64,556	3,078,030
US Foods Holding Corp. *	233,307	8,534,370
SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	1,189,848	49,378,692
Walmart, Inc.	916,635	139,713,507
		336,111,543

Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	903,301	42,075,761
Archer-Daniels-Midland Co.	404,311	39,420,323
Bunge Ltd.	119,990	12,579,752
Campbell Soup Co.	81,175	4,356,662
Coca-Cola Europacific Partners plc	114,844	6,097,068
Conagra Brands, Inc.	210,031	7,976,977
Constellation Brands, Inc., Class A	37,894	9,752,021
Darling Ingredients, Inc. *	34,666	2,490,059
Flowers Foods, Inc.	86,829	2,609,211
General Mills, Inc.	216,167	18,439,045
Hormel Foods Corp.	105,806	4,972,882
Ingredion, Inc.	53,319	5,223,662
Kellogg Co.	99,099	7,229,272
Keurig Dr Pepper, Inc.	163,529	6,323,666
Lamb Weston Holdings, Inc.	30,791	2,675,738
McCormick & Co., Inc. Non Voting Shares	43,279	3,686,505
Molson Coors Beverage Co., Class B	143,967	7,934,021
Mondelez International, Inc., Class A	456,899	30,890,941
Monster Beverage Corp. *	69,196	7,117,501
PepsiCo, Inc.	348,997	64,742,434
Philip Morris International, Inc.	493,893	49,226,315
Post Holdings, Inc. *	33,428	3,129,195
The Coca-Cola Co.	810,516	51,556,923
The Hershey Co.	24,259	5,704,989
The J.M. Smucker Co.	61,087	9,408,009
The Kraft Heinz Co.	375,179	14,763,294
Tyson Foods, Inc., Class A	237,083	15,713,861
		436,096,087

Health Care Equipment & Services 6.4%
Abbott Laboratories	264,134	28,415,536
Align Technology, Inc. *	6,666	1,310,936
AmerisourceBergen Corp.	46,879	8,001,777
Baxter International, Inc.	162,146	9,166,113
Becton Dickinson & Co.	50,866	12,682,928
Boston Scientific Corp. *	175,060	7,924,966
Cardinal Health, Inc.	321,585	25,781,470
Centene Corp. *	254,809	22,181,123
Cigna Corp.	142,535	46,878,336
CVS Health Corp.	860,966	87,715,216
DaVita, Inc. *	70,410	5,191,329
Dentsply Sirona, Inc.	88,919	2,690,689
Edwards Lifesciences Corp. *	37,729	2,914,565
Elevance Health, Inc.	112,049	59,713,153
Embecta Corp.	9,846	324,130
Encompass Health Corp.	44,449	2,599,378
Enhabit, Inc. *	22,563	322,877
Envista Holdings Corp. *	51,151	1,745,272
HCA Healthcare, Inc.	87,489	21,016,608
Henry Schein, Inc. *	68,617	5,552,488
Hologic, Inc. *	49,874	3,798,404
Humana, Inc.	73,308	40,312,069
IDEXX Laboratories, Inc. *	4,986	2,123,388
Intuitive Surgical, Inc. *	22,198	6,002,117
Laboratory Corp. of America Holdings	32,167	7,742,597
McKesson Corp.	73,563	28,077,526
Medtronic plc	443,139	35,025,707
Molina Healthcare, Inc. *	17,127	5,767,860
Patterson Cos., Inc.	68,057	1,935,541
Quest Diagnostics, Inc.	59,139	8,979,074

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	13,381	3,080,306
STERIS plc	13,376	2,484,458
Stryker Corp.	53,683	12,555,917
Teleflex, Inc.	7,616	1,783,058
Tenet Healthcare Corp. *	60,869	2,810,930
The Cooper Cos., Inc.	6,898	2,182,182
UnitedHealth Group, Inc.	243,112	133,167,029
Universal Health Services, Inc., Class B	66,456	8,695,768
Zimmer Biomet Holdings, Inc.	56,873	6,830,447
Zimvie, Inc. *	9,360	83,678
		665,566,946

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	52,541	4,301,532
Colgate-Palmolive Co.	212,747	16,483,637
Kimberly-Clark Corp.	103,998	14,105,249
Nu Skin Enterprises, Inc., Class A	46,046	1,920,579
Spectrum Brands Holdings, Inc.	26,701	1,422,362
The Clorox Co.	37,252	5,537,510
The Estee Lauder Cos., Inc., Class A	26,866	6,334,734
The Procter & Gamble Co.	595,994	88,898,465
		139,004,068

Insurance 3.8%
Aflac, Inc.	333,840	24,013,111
American Financial Group, Inc.	24,149	3,434,471
American International Group, Inc.	654,807	41,324,870
Aon plc, Class A	47,806	14,737,634
Arch Capital Group Ltd. *	86,679	5,192,939
Arthur J. Gallagher & Co.	28,154	5,605,743
Assurant, Inc.	16,115	2,066,265
Assured Guaranty Ltd.	58,695	3,907,326
Brown & Brown, Inc.	33,929	2,021,829
Chubb Ltd.	123,258	27,066,224
Cincinnati Financial Corp.	48,344	5,364,250
CNO Financial Group, Inc.	166,172	3,901,719
Everest Re Group Ltd.	14,531	4,910,606
Fidelity National Financial, Inc.	121,760	4,914,234
First American Financial Corp.	63,034	3,444,808
Genworth Financial, Inc., Class A *	767,254	3,859,288
Globe Life, Inc.	44,599	5,350,096
Kemper Corp.	39,805	2,265,701
Lincoln National Corp.	121,927	4,747,837
Loews Corp.	106,014	6,164,714
Markel Corp. *	3,274	4,337,526
Marsh & McLennan Cos., Inc.	87,596	15,169,875
MetLife, Inc.	395,633	30,345,051
Old Republic International Corp.	168,453	4,127,098
Primerica, Inc.	17,831	2,657,354
Principal Financial Group, Inc.	115,416	10,350,507
Prudential Financial, Inc.	248,663	26,863,064
Reinsurance Group of America, Inc.	40,006	5,776,866
RenaissanceRe Holdings Ltd.	13,346	2,521,193
The Allstate Corp.	200,870	26,896,493
The Hanover Insurance Group, Inc.	18,905	2,784,706
The Hartford Financial Services Group, Inc.	178,772	13,652,818
The Progressive Corp.	170,264	22,500,388
The Travelers Cos., Inc.	189,800	36,025,938
Unum Group	200,846	8,471,684
W.R. Berkley Corp.	60,099	4,584,352
Willis Towers Watson plc	28,544	7,026,391
		398,384,969

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.3%
Air Products and Chemicals, Inc.	48,151	14,934,514
Albemarle Corp.	15,573	4,329,138
Alcoa Corp.	90,130	4,518,217
AptarGroup, Inc.	19,844	2,106,242
Arconic Corp. *	111,531	2,657,784
Avery Dennison Corp.	22,598	4,368,871
Axalta Coating Systems Ltd. *	77,586	2,082,408
Ball Corp.	63,544	3,563,547
Berry Global Group, Inc.	58,862	3,449,313
Celanese Corp.	52,592	5,643,122
CF Industries Holdings, Inc.	62,361	6,746,837
Commercial Metals Co.	69,894	3,440,183
Corteva, Inc.	143,953	9,667,883
Crown Holdings, Inc.	35,203	2,894,039
Dow, Inc.	298,464	15,212,710
DuPont de Nemours, Inc.	322,021	22,705,701
Eastman Chemical Co.	80,667	6,987,376
Ecolab, Inc.	60,756	9,103,071
FMC Corp.	23,131	3,021,834
Freeport-McMoRan, Inc.	258,470	10,287,106
Graphic Packaging Holding Co.	151,643	3,484,756
Huntsman Corp.	124,155	3,449,026
International Flavors & Fragrances, Inc.	30,885	3,268,251
International Paper Co.	291,677	10,827,050
Linde plc	103,395	34,790,350
Louisiana-Pacific Corp.	34,265	2,186,107
LyondellBasell Industries N.V., Class A	195,804	16,645,298
Martin Marietta Materials, Inc.	13,393	4,908,267
Newmont Corp.	203,733	9,671,205
Nucor Corp.	135,662	20,342,517
O-I Glass, Inc. *	208,708	3,424,898
Olin Corp.	50,296	2,865,866
Packaging Corp. of America	40,682	5,528,277
PPG Industries, Inc.	92,570	12,517,315
Reliance Steel & Aluminum Co.	45,708	9,657,643
RPM International, Inc.	36,825	3,815,806
Sealed Air Corp.	58,494	3,113,636
Sonoco Products Co.	55,813	3,425,244
Steel Dynamics, Inc.	105,930	11,009,305
Sylvamo Corp.	52,713	2,851,246
The Chemours Co.	92,318	2,866,474
The Mosaic Co.	128,829	6,608,928
The Sherwin-Williams Co.	30,804	7,675,741
United States Steel Corp.	188,158	4,946,674
Vulcan Materials Co.	26,554	4,868,145
Warrior Met Coal, Inc.	71,545	2,634,287
Westrock Co.	244,815	9,283,385
		344,385,593

Media & Entertainment 4.2%
Activision Blizzard, Inc.	131,043	9,690,630
Alphabet, Inc., Class A *	723,550	73,071,314
Alphabet, Inc., Class C *	679,286	68,913,565
Charter Communications, Inc., Class A *	66,641	26,075,957
Comcast Corp., Class A	2,160,088	79,145,624
DISH Network Corp., Class A *	193,819	3,110,795
Electronic Arts, Inc.	67,554	8,834,712
Fox Corp., Class A	146,694	4,760,220
Fox Corp., Class B	70,133	2,140,459
Liberty Media Corp. - Liberty SiriusXM, Class A	67,780	2,970,120
Liberty Media Corp. - Liberty SiriusXM, Class C *	123,081	5,394,640

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	454,362	53,660,152
Netflix, Inc. *	24,386	7,450,655
News Corp., Class A	175,181	3,354,716
News Corp., Class B	52,933	1,029,547
Nexstar Media Group, Inc.	14,301	2,710,898
Omnicom Group, Inc.	105,509	8,415,398
Paramount Global, Class B	429,395	8,622,252
Take-Two Interactive Software, Inc. *	21,718	2,295,375
TEGNA, Inc.	100,724	1,988,292
The Interpublic Group of Cos., Inc.	143,445	4,928,770
The Walt Disney Co. *	483,141	47,285,010
Warner Bros Discovery, Inc. *	1,323,618	15,089,245
		440,938,346

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	358,646	57,806,562
Agilent Technologies, Inc.	44,575	6,908,234
Amgen, Inc.	230,155	65,916,392
Biogen, Inc. *	82,780	25,261,973
Bristol-Myers Squibb Co.	506,991	40,701,237
Danaher Corp.	54,740	14,966,463
Eli Lilly & Co.	67,426	25,020,440
Gilead Sciences, Inc.	842,299	73,979,121
ICON plc *	11,235	2,420,468
Illumina, Inc. *	15,294	3,335,316
IQVIA Holdings, Inc. *	41,987	9,154,006
Jazz Pharmaceuticals plc *	21,527	3,377,802
Johnson & Johnson	729,454	129,842,812
Merck & Co., Inc.	768,213	84,595,616
Mettler-Toledo International, Inc. *	2,695	3,960,464
PerkinElmer, Inc.	14,780	2,065,209
Perrigo Co., plc	91,011	2,933,285
Pfizer, Inc.	1,958,225	98,165,819
Regeneron Pharmaceuticals, Inc. *	14,915	11,211,605
Thermo Fisher Scientific, Inc.	43,912	24,600,381
United Therapeutics Corp. *	13,314	3,726,455
Vertex Pharmaceuticals, Inc. *	15,075	4,769,730
Viatris, Inc.	762,264	8,407,772
Waters Corp. *	12,842	4,451,037
Zoetis, Inc.	42,914	6,614,764
		714,192,963

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	17,906	2,786,353
American Tower Corp.	51,323	11,355,214
Anywhere Real Estate, Inc. *	214,346	1,618,312
AvalonBay Communities, Inc.	25,611	4,479,364
Boston Properties, Inc.	49,634	3,577,619
Brixmor Property Group, Inc.	114,552	2,655,315
Camden Property Trust	15,629	1,880,638
CBRE Group, Inc., Class A	104,372	8,308,011
Crown Castle, Inc.	63,888	9,035,680
Digital Realty Trust, Inc.	45,124	5,074,645
DigitalBridge Group, Inc.	117,707	1,698,512
Diversified Healthcare Trust	954,249	944,707
Equinix, Inc.	11,681	8,067,483
Equity Residential	78,589	5,097,283
Essex Property Trust, Inc.	11,276	2,485,005
Extra Space Storage, Inc.	13,793	2,216,397
Federal Realty Investment Trust	17,535	1,948,138
Gaming & Leisure Properties, Inc.	47,478	2,497,818
Healthpeak Properties, Inc.	134,791	3,539,612
Host Hotels & Resorts, Inc.	400,224	7,580,243
Invitation Homes, Inc.	71,710	2,339,897
Iron Mountain, Inc.	107,149	5,821,405
Jones Lang LaSalle, Inc. *	28,543	4,800,076
Kimco Realty Corp.	126,739	2,904,858
SECURITY	NUMBER OF SHARES	VALUE ($)
Lamar Advertising Co., Class A	23,060	2,309,228
Medical Properties Trust, Inc.	104,406	1,369,807
Mid-America Apartment Communities, Inc.	18,460	3,043,685
Omega Healthcare Investors, Inc.	73,524	2,226,307
Park Hotels & Resorts, Inc.	192,798	2,473,598
Prologis, Inc.	76,950	9,063,940
Public Storage	16,880	5,029,565
Realty Income Corp.	58,485	3,688,649
Regency Centers Corp.	36,189	2,404,035
SBA Communications Corp.	6,224	1,862,843
Service Properties Trust	382,872	3,005,545
Simon Property Group, Inc.	92,748	11,077,821
SL Green Realty Corp. (b)	47,025	1,973,169
Sun Communities, Inc.	13,010	1,911,169
The Macerich Co.	163,747	2,079,587
UDR, Inc.	49,177	2,039,370
Ventas, Inc.	171,564	7,982,873
VICI Properties, Inc.	66,716	2,281,687
Vornado Realty Trust	98,959	2,502,673
Welltower, Inc.	123,646	8,782,575
Weyerhaeuser Co.	287,914	9,417,667
WP Carey, Inc.	30,974	2,440,751
		191,679,129

Retailing 4.4%
Advance Auto Parts, Inc.	25,379	3,831,975
Amazon.com, Inc. *	661,761	63,886,407
American Eagle Outfitters, Inc.	129,984	2,056,347
Asbury Automotive Group, Inc. *	12,945	2,428,741
AutoNation, Inc. *	40,758	5,050,324
AutoZone, Inc. *	2,565	6,615,135
Bath & Body Works, Inc.	97,007	4,122,797
Bed Bath & Beyond, Inc. *(b)	374,120	1,272,008
Best Buy Co., Inc.	207,197	17,673,904
Big Lots, Inc.	91,014	1,774,773
Burlington Stores, Inc. *	12,317	2,410,191
CarMax, Inc. *	69,669	4,832,242
Dick's Sporting Goods, Inc.	32,785	3,920,430
Dollar General Corp.	80,061	20,469,996
Dollar Tree, Inc. *	69,871	10,500,913
eBay, Inc.	339,492	15,426,516
Foot Locker, Inc.	108,862	4,332,708
Genuine Parts Co.	54,540	9,998,818
Group 1 Automotive, Inc.	17,740	3,429,852
Kohl's Corp.	292,618	9,387,185
Lithia Motors, Inc.	12,396	2,966,487
LKQ Corp.	110,505	6,003,737
Lowe’s Cos., Inc.	172,581	36,682,092
Macy's, Inc.	413,245	9,711,257
Murphy USA, Inc.	19,049	5,634,885
Nordstrom, Inc.	151,089	3,168,336
O'Reilly Automotive, Inc. *	16,130	13,945,030
Penske Automotive Group, Inc.	22,411	2,833,871
Pool Corp.	4,706	1,550,203
Qurate Retail, Inc., Class A *	1,138,745	2,676,051
Ross Stores, Inc.	97,849	11,513,892
Target Corp.	236,589	39,526,924
The Gap, Inc.	303,303	4,410,026
The Home Depot, Inc.	230,535	74,691,035
The ODP Corp. *	88,712	4,269,709
The TJX Cos., Inc.	359,242	28,757,322
Tractor Supply Co.	26,985	6,106,975
Ulta Beauty, Inc. *	10,026	4,660,486
Williams-Sonoma, Inc.	23,737	2,774,855
		455,304,435

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	90,592	7,032,657
Analog Devices, Inc.	63,447	10,907,174
Applied Materials, Inc.	194,611	21,329,366
Broadcom, Inc.	65,218	35,937,074
Intel Corp.	3,260,971	98,057,398
KLA Corp.	19,344	7,605,094
Lam Research Corp.	23,199	10,958,744
Marvell Technology, Inc.	55,329	2,573,905
Microchip Technology, Inc.	74,405	5,892,132
Micron Technology, Inc.	467,261	26,937,597
MKS Instruments, Inc.	15,154	1,270,814
NVIDIA Corp.	72,871	12,331,959
NXP Semiconductors N.V.	59,338	10,433,994
ON Semiconductor Corp. *	63,938	4,808,138
Qorvo, Inc. *	42,242	4,192,518
QUALCOMM, Inc.	277,048	35,043,801
Skyworks Solutions, Inc.	67,647	6,468,406
Teradyne, Inc.	28,953	2,705,658
Texas Instruments, Inc.	202,298	36,506,697
		340,993,126

Software & Services 5.9%
Accenture plc, Class A	107,690	32,407,152
Adobe, Inc. *	35,410	12,213,971
Akamai Technologies, Inc. *	40,622	3,853,403
Amdocs Ltd.	62,206	5,527,625
ANSYS, Inc. *	7,771	1,976,165
Autodesk, Inc. *	11,040	2,229,528
Automatic Data Processing, Inc.	68,030	17,969,444
Broadridge Financial Solutions, Inc.	24,554	3,661,247
Cadence Design Systems, Inc. *	20,130	3,463,165
Check Point Software Technologies Ltd. *	30,558	4,059,019
Cognizant Technology Solutions Corp., Class A	262,723	16,343,998
DXC Technology Co. *	197,876	5,870,981
Fidelity National Information Services, Inc.	124,331	9,023,944
Fiserv, Inc. *	74,390	7,763,340
FleetCor Technologies, Inc. *	19,654	3,856,115
Genpact Ltd.	57,323	2,643,164
Global Payments, Inc.	45,553	4,727,490
International Business Machines Corp.	543,232	80,887,245
Intuit, Inc.	21,511	8,767,668
Jack Henry & Associates, Inc.	14,197	2,688,202
Kyndryl Holdings, Inc. *	589,167	6,899,146
Mastercard, Inc., Class A	80,503	28,691,269
Maximus, Inc.	35,712	2,510,554
Microsoft Corp.	783,095	199,798,858
NCR Corp. *	83,408	1,990,949
NortonLifeLock, Inc.	191,009	4,385,567
Oracle Corp.	614,271	51,002,921
Palo Alto Networks, Inc. *	10,635	1,806,887
Paychex, Inc.	52,517	6,513,684
PayPal Holdings, Inc. *	154,415	12,107,680
Roper Technologies, Inc.	13,153	5,772,720
Salesforce, Inc. *	50,665	8,119,066
SS&C Technologies Holdings, Inc.	41,138	2,211,579
Synopsys, Inc. *	9,599	3,259,244
The Western Union Co.	281,674	4,129,341
VeriSign, Inc. *	11,058	2,209,499
Visa, Inc., Class A	175,399	38,061,583
VMware, Inc., Class A *	40,963	4,976,595
		614,380,008

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	96,357	7,749,994
Apple Inc.	2,610,639	386,452,891
Arrow Electronics, Inc. *	77,872	8,467,801
Avnet, Inc.	228,730	10,331,734
CDW Corp.	35,833	6,759,537
Ciena Corp. *	40,590	1,824,926
Cisco Systems, Inc.	1,986,062	98,747,003
Corning, Inc.	447,285	15,265,837
Dell Technologies, Inc., Class C	58,882	2,637,325
F5, Inc. *	19,371	2,994,950
Flex Ltd. *	382,849	8,415,021
Hewlett Packard Enterprise Co.	1,625,302	27,272,568
HP, Inc.	559,461	16,806,208
Insight Enterprises, Inc. *	22,423	2,329,974
Jabil, Inc.	101,628	7,336,525
Juniper Networks, Inc.	203,449	6,762,645
Keysight Technologies, Inc. *	15,385	2,782,993
Motorola Solutions, Inc.	26,854	7,309,659
NetApp, Inc.	98,558	6,663,506
Sanmina Corp. *	80,404	5,313,900
Seagate Technology Holdings plc	103,682	5,492,036
TE Connectivity Ltd.	88,857	11,206,645
Teledyne Technologies, Inc. *	6,969	2,927,677
Trimble, Inc. *	35,401	2,115,210
Vishay Intertechnology, Inc.	94,884	2,186,127
Western Digital Corp. *	250,105	9,191,359
Xerox Holdings Corp.	255,359	4,164,905
Zebra Technologies Corp., Class A *	6,950	1,878,446
		671,387,402

Telecommunication Services 3.2%
AT&T, Inc.	8,831,351	170,268,447
Liberty Global plc, Class A *	168,527	3,384,022
Liberty Global plc, Class C *	326,414	6,750,242
Liberty Latin America Ltd., Class A *	44,523	344,608
Liberty Latin America Ltd., Class C *	164,725	1,283,208
Lumen Technologies, Inc.	1,678,813	9,183,107
Telephone and Data Systems, Inc.	154,809	1,631,687
T-Mobile US, Inc. *	135,842	20,574,629
Verizon Communications, Inc.	2,998,725	116,890,300
		330,310,250

Transportation 2.0%
American Airlines Group, Inc. *	190,501	2,748,930
Avis Budget Group, Inc. *	22,759	5,088,912
C.H. Robinson Worldwide, Inc.	76,337	7,650,494
CSX Corp.	754,836	24,675,589
Delta Air Lines, Inc. *	123,217	4,358,185
Expeditors International of Washington, Inc.	60,665	7,040,780
FedEx Corp.	140,060	25,521,733
GXO Logistics, Inc. *	38,969	1,826,087
J.B. Hunt Transport Services, Inc.	26,455	4,864,810
Knight-Swift Transportation Holdings, Inc.	66,950	3,711,039
Landstar System, Inc.	16,905	2,924,227
Norfolk Southern Corp.	82,721	21,217,937
Old Dominion Freight Line, Inc.	14,588	4,414,475
RXO, Inc. *	48,982	930,658
Ryder System, Inc.	66,878	6,252,424
Southwest Airlines Co. *	101,330	4,044,080
Uber Technologies, Inc. *	77,810	2,267,383
Union Pacific Corp.	206,354	44,867,550
United Airlines Holdings, Inc. *	83,526	3,689,344
United Parcel Service, Inc., Class B	136,180	25,837,431

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	46,754	2,056,241
XPO Logistics, Inc. *	49,008	1,892,689
		207,880,998

Utilities 3.6%
Alliant Energy Corp.	74,058	4,169,465
Ameren Corp.	86,007	7,682,145
American Electric Power Co., Inc.	194,075	18,786,460
American Water Works Co., Inc.	34,146	5,181,997
Atmos Energy Corp.	36,684	4,409,417
Black Hills Corp.	27,120	1,942,606
CenterPoint Energy, Inc.	241,318	7,507,403
CMS Energy Corp.	103,048	6,293,141
Consolidated Edison, Inc.	165,386	16,214,443
Dominion Energy, Inc.	273,811	16,732,590
DTE Energy Co.	73,981	8,582,536
Duke Energy Corp.	324,181	32,395,407
Edison International	170,227	11,347,332
Entergy Corp.	87,688	10,195,484
Evergy, Inc.	141,095	8,354,235
Eversource Energy	113,354	9,392,512
Exelon Corp.	512,285	21,193,230
FirstEnergy Corp.	292,611	12,067,278
NextEra Energy, Inc.	365,855	30,987,919
NiSource, Inc.	155,544	4,345,899
NRG Energy, Inc.	133,397	5,662,703
OGE Energy Corp.	87,403	3,536,325
PG&E Corp. *	256,271	4,023,455
Pinnacle West Capital Corp.	67,928	5,320,121
Portland General Electric Co.	47,133	2,320,358
PPL Corp.	477,674	14,100,937
Public Service Enterprise Group, Inc.	195,234	11,821,419
Sempra Energy	88,306	14,675,574
Southwest Gas Holdings, Inc.	31,155	2,132,871
The AES Corp.	384,835	11,129,428
The Southern Co.	416,162	28,149,198
UGI Corp.	122,157	4,721,368
Vistra Corp.	382,150	9,297,710
WEC Energy Group, Inc.	96,123	9,529,634
Xcel Energy, Inc.	184,877	12,982,063
		377,184,663
Total Common Stocks (Cost $9,337,368,782)		10,370,211,776

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	5,869,028	5,869,028
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	2,706,825	2,706,825
		8,575,853
Total Short-Term Investments (Cost $8,575,853)		8,575,853
Total Investments in Securities (Cost $9,345,944,635)		10,378,787,629

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	102	20,814,375	460,273

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,649,936.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2022:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/22	BALANCE OF SHARES HELD AT 11/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$8,850,648	$2,996,699	($1,619,187)	$518,600	($445,933)	$10,300,827	124,798	$75,407

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,370,211,776	$—	$—	$10,370,211,776
Short-Term Investments[1]	8,575,853	—	—	8,575,853
Futures Contracts[2]	460,273	—	—	460,273
Total	$10,379,247,902	$—	$—	$10,379,247,902

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	1,395,194	14,523,970
Cooper-Standard Holdings, Inc. *	1,072,541	7,582,865
Dorman Products, Inc. *	64,825	5,810,913
Fox Factory Holding Corp. *	34,153	3,623,633
Gentherm, Inc. *	87,549	6,267,633
LCI Industries	86,649	8,566,120
Modine Manufacturing Co. *	448,959	9,504,462
Patrick Industries, Inc.	98,140	5,488,970
Standard Motor Products, Inc.	129,789	4,985,196
Stoneridge, Inc. *	182,164	4,315,465
Winnebago Industries, Inc.	127,385	7,463,487
		78,132,714

Banks 9.2%
1st Source Corp.	35,316	2,016,544
Ameris Bancorp	87,744	4,639,903
Associated Banc-Corp.	498,576	12,264,970
Atlantic Union Bankshares Corp.	141,086	5,032,538
Axos Financial, Inc. *	94,765	3,801,024
Bank of Hawaii Corp.	108,353	8,740,836
Bank OZK	257,398	11,878,918
BankUnited, Inc.	307,030	11,274,142
Banner Corp.	95,881	6,771,116
BOK Financial Corp.	67,529	7,070,962
Brookline Bancorp, Inc.	187,791	2,670,388
Cadence Bank	315,765	9,106,663
Capitol Federal Financial, Inc.	438,451	3,669,835
Cathay General Bancorp	175,459	8,153,580
Central Pacific Financial Corp.	102,869	2,179,794
City Holding Co.	30,360	3,094,291
Columbia Banking System, Inc.	203,505	6,931,380
Commerce Bancshares, Inc.	158,328	11,861,934
Community Bank System, Inc.	81,863	5,332,556
Cullen/Frost Bankers, Inc.	90,960	13,195,567
Customers Bancorp, Inc. *	41,500	1,339,205
CVB Financial Corp.	217,448	6,236,409
Eagle Bancorp, Inc.	70,697	3,334,070
Eastern Bankshares, Inc.	87,859	1,722,915
Enterprise Financial Services Corp.	39,524	2,068,686
Essent Group Ltd.	197,250	7,907,752
F.N.B. Corp.	965,281	13,610,462
Federal Agricultural Mortgage Corp., Class C	22,959	2,889,390
First BanCorp	339,934	5,228,185
First Bancorp/Southern Pines NC	43,166	2,099,163
First Busey Corp.	121,347	3,163,516
First Citizens BancShares, Inc., Class A	22,849	18,655,294
First Commonwealth Financial Corp.	221,954	3,267,163
First Financial Bancorp	235,565	6,225,983
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	94,071	3,475,923
First Hawaiian, Inc.	414,630	11,008,426
First Interstate BancSystem, Inc., Class A	184,293	8,038,861
First Merchants Corp.	101,326	4,479,622
Fulton Financial Corp.	441,828	8,213,582
Glacier Bancorp, Inc.	134,645	7,795,945
Hancock Whitney Corp.	189,784	10,407,755
Hanmi Financial Corp.	94,136	2,546,379
Heartland Financial USA, Inc.	72,356	3,530,249
Heritage Financial Corp.	65,532	2,156,003
Hilltop Holdings, Inc.	210,425	6,270,665
HomeStreet, Inc.	44,889	1,225,470
Hope Bancorp, Inc.	400,851	5,459,591
Independent Bank Corp.	49,186	4,452,317
Independent Bank Group, Inc.	46,838	3,088,498
International Bancshares Corp.	136,216	7,175,859
Kearny Financial Corp.	143,744	1,390,004
Lakeland Financial Corp.	23,554	1,859,824
Mr Cooper Group, Inc. *	53,656	2,423,105
National Bank Holdings Corp., Class A	49,542	2,304,198
NBT Bancorp, Inc.	105,249	4,858,294
NMI Holdings, Inc., Class A *	109,699	2,361,819
Northwest Bancshares, Inc.	313,797	4,797,956
OceanFirst Financial Corp.	87,540	2,044,934
OFG Bancorp	123,767	3,585,530
Old National Bancorp	769,830	14,711,451
Pacific Premier Bancorp, Inc.	110,843	4,095,649
PacWest Bancorp	409,053	10,684,464
Park National Corp.	29,460	4,458,182
Pathward Financial, Inc.	48,725	2,120,999
PennyMac Financial Services, Inc.	112,769	6,727,799
Pinnacle Financial Partners, Inc.	86,033	7,217,308
Prosperity Bancshares, Inc.	158,409	11,970,968
Provident Financial Services, Inc.	176,124	3,968,074
Renasant Corp.	125,139	5,101,917
S&T Bancorp, Inc.	109,443	4,095,357
Sandy Spring Bancorp, Inc.	72,895	2,538,204
Simmons First National Corp., Class A	264,831	6,146,727
Southside Bancshares, Inc.	61,235	2,225,280
SouthState Corp.	86,853	7,630,036
Texas Capital Bancshares, Inc. *	117,171	7,029,088
The Bank of N.T. Butterfield & Son Ltd.	132,371	4,606,511
Tompkins Financial Corp.	32,664	2,728,751
Towne Bank	135,523	4,377,393
TriCo Bancshares	39,236	2,138,362
Trustmark Corp.	194,716	7,122,711
UMB Financial Corp.	74,538	6,374,490
Umpqua Holdings Corp.	492,045	9,973,752
United Bankshares, Inc.	246,037	10,552,527
United Community Banks, Inc.	140,867	5,489,587
Valley National Bancorp	797,585	10,097,426
Walker & Dunlop, Inc.	64,186	5,732,452
Washington Federal, Inc.	276,351	9,746,900
Washington Trust Bancorp, Inc.	32,867	1,635,462
Webster Financial Corp.	244,497	13,285,967

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WesBanco, Inc.	141,301	5,715,625
Westamerica BanCorp	45,448	2,806,414
Western Alliance Bancorp	96,427	6,609,107
Wintrust Financial Corp.	110,676	10,119,107
WSFS Financial Corp.	77,978	3,782,713
		556,002,703

Capital Goods 11.9%
3D Systems Corp. *	168,721	1,710,831
AAON, Inc.	56,361	4,467,173
AAR Corp. *	172,960	8,053,018
Advanced Drainage Systems, Inc.	37,982	3,694,129
Aerojet Rocketdyne Holdings, Inc. *	137,570	7,153,640
Alamo Group, Inc.	31,309	4,712,005
Albany International Corp., Class A	68,012	6,894,376
Altra Industrial Motion Corp.	153,925	9,023,084
American Woodmark Corp. *	129,857	7,038,249
API Group Corp. *	323,150	6,210,943
Apogee Enterprises, Inc.	152,148	7,341,141
Applied Industrial Technologies, Inc.	112,545	14,911,087
Arcosa, Inc.	206,790	12,634,869
Argan, Inc.	81,539	3,094,405
Armstrong World Industries, Inc.	104,491	7,984,157
Astec Industries, Inc.	125,411	5,548,183
Astronics Corp. *	218,595	1,836,198
Atkore, Inc. *	54,043	6,601,352
Axon Enterprise, Inc. *	13,774	2,534,829
AZZ, Inc.	121,082	5,040,644
Barnes Group, Inc.	249,350	10,619,817
Beacon Roofing Supply, Inc. *	197,827	11,551,119
BWX Technologies, Inc.	244,088	14,862,518
Columbus McKinnon Corp.	87,741	2,827,892
Comfort Systems USA, Inc.	90,008	11,409,414
Construction Partners, Inc., Class A *	60,365	1,726,439
Core & Main, Inc., Class A *	92,573	1,925,518
Crane Holdings Co.	127,388	13,495,485
CSW Industrials, Inc.	19,760	2,389,972
Douglas Dynamics, Inc.	80,488	3,132,593
DXP Enterprises, Inc. *	88,076	2,275,003
Dycom Industries, Inc. *	148,115	13,499,201
Encore Wire Corp.	58,526	8,551,234
Enerpac Tool Group Corp.	124,350	3,113,724
EnerSys	182,390	13,785,036
EnPro Industries, Inc.	56,049	6,658,621
Esab Corp.	92,343	4,371,518
ESCO Technologies, Inc.	58,679	5,516,413
Evoqua Water Technologies Corp. *	94,936	4,128,767
Federal Signal Corp.	157,551	7,655,403
Franklin Electric Co., Inc.	93,474	7,786,384
Gates Industrial Corp. plc *	290,000	3,369,800
Generac Holdings, Inc. *	39,334	4,150,524
Gibraltar Industries, Inc. *	111,061	5,620,797
GMS, Inc. *	157,169	7,716,998
GrafTech International Ltd.	933,985	5,043,519
Granite Construction, Inc.	309,560	11,150,351
Great Lakes Dredge & Dock Corp. *	209,120	1,530,758
Griffon Corp.	178,905	6,317,136
H&E Equipment Services, Inc.	178,964	7,503,961
HEICO Corp.	32,556	5,284,164
HEICO Corp., Class A	55,893	7,086,115
Herc Holdings, Inc.	66,525	8,526,509
Hillenbrand, Inc.	187,217	9,360,850
Hyster-Yale Materials Handling, Inc.	119,367	3,495,066
JELD-WEN Holding, Inc. *	599,290	6,196,659
John Bean Technologies Corp.	50,794	4,665,937
Kadant, Inc.	16,626	3,209,483
Kaman Corp.	167,461	3,411,181
Kennametal, Inc.	359,005	9,484,912
SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	166,504	1,585,118
Lindsay Corp.	21,402	3,777,239
Masonite International Corp. *	106,858	8,043,202
Maxar Technologies, Inc.	212,777	5,149,203
McGrath RentCorp	67,185	6,592,192
Mercury Systems, Inc. *	72,968	3,708,234
Moog, Inc., Class A	150,776	13,122,035
MRC Global, Inc. *	784,593	9,226,814
Mueller Industries, Inc.	213,898	14,709,765
Mueller Water Products, Inc., Class A	468,698	5,465,019
MYR Group, Inc. *	57,744	5,516,284
National Presto Industries, Inc.	35,981	2,487,007
NOW, Inc. *	1,066,938	13,315,386
Parsons Corp. *	92,032	4,555,584
PGT Innovations, Inc. *	152,994	3,027,751
Primoris Services Corp.	388,834	8,301,606
Proto Labs, Inc. *	74,591	1,978,153
Quanex Building Products Corp.	184,323	4,381,358
RBC Bearings, Inc. *	27,202	6,446,058
Resideo Technologies, Inc. *	575,292	9,319,730
REV Group, Inc.	169,055	2,348,174
Rush Enterprises, Inc., Class A	251,803	12,975,409
Simpson Manufacturing Co., Inc.	86,829	8,079,438
SiteOne Landscape Supply, Inc. *	44,453	5,580,185
SPX Technologies, Inc. *	69,954	4,679,923
Standex International Corp.	39,830	4,184,142
Sterling Infrastructure, Inc. *	69,621	2,280,088
Tennant Co.	57,198	3,633,789
Terex Corp.	297,825	13,673,146
Textainer Group Holdings Ltd.	73,538	2,241,438
The AZEK Co., Inc. *	90,370	1,747,756
The Gorman-Rupp Co.	72,585	2,009,153
The Greenbrier Cos., Inc.	333,990	12,821,876
The Manitowoc Co., Inc. *	319,673	3,139,189
The Shyft Group, Inc.	70,593	1,731,646
Titan Machinery, Inc. *	85,170	3,750,035
TPI Composites, Inc. *	138,517	1,673,285
Trex Co., Inc. *	91,513	4,199,532
Trinity Industries, Inc.	375,270	11,494,520
Triton International Ltd.	214,468	14,470,156
Tutor Perini Corp. *	951,246	6,801,409
V2X, Inc. *	89,404	3,612,816
Valmont Industries, Inc.	53,528	18,127,792
Veritiv Corp.	74,123	9,972,508
Vertiv Holdings Co.	149,426	2,069,550
Wabash National Corp.	499,220	12,515,445
Watts Water Technologies, Inc., Class A	52,695	8,349,523
WillScot Mobile Mini Holdings Corp. *	87,897	4,237,514
Woodward, Inc.	120,364	11,530,871
Zurn Water Solutions Corp.	178,726	4,326,956
		719,856,106

Commercial & Professional Services 5.3%
ACCO Brands Corp.	874,312	4,869,918
ASGN, Inc. *	130,469	11,820,491
Barrett Business Services, Inc.	21,961	2,159,425
Brady Corp., Class A	169,921	8,139,216
BrightView Holdings, Inc. *	287,116	1,978,229
Casella Waste Systems, Inc., Class A *	25,909	2,230,506
CBIZ, Inc. *	104,571	5,191,950
Cimpress plc *	102,694	3,038,715
Clarivate plc *	206,395	2,020,607
Clean Harbors, Inc. *	128,729	15,447,480
CoStar Group, Inc. *	156,023	12,644,104
Deluxe Corp.	434,265	8,398,685
Dun & Bradstreet Holdings, Inc.	151,416	2,038,059
Exponent, Inc.	40,110	4,147,775

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FTI Consulting, Inc. *	84,596	14,619,881
Harsco Corp. *	679,948	5,086,011
Healthcare Services Group, Inc.	606,582	8,461,819
Heidrick & Struggles International, Inc.	62,184	1,846,865
HNI Corp.	262,538	7,613,602
Huron Consulting Group, Inc. *	60,649	4,722,131
IAA, Inc. *	143,212	5,351,832
ICF International, Inc.	59,176	6,412,903
Insperity, Inc.	59,792	7,088,342
Interface, Inc.	342,655	3,710,954
KAR Auction Services, Inc. *	696,008	9,563,150
Kelly Services, Inc., Class A	787,123	13,373,220
Kforce, Inc.	86,037	5,082,206
Kimball International, Inc., Class B	330,522	2,366,538
Korn Ferry	146,462	8,352,728
Matthews International Corp., Class A	190,197	6,021,637
MillerKnoll, Inc.	326,612	6,659,619
MSA Safety, Inc.	53,154	7,495,246
Pitney Bowes, Inc.	2,302,176	8,794,312
Resources Connection, Inc.	213,737	4,125,124
Rollins, Inc.	200,652	8,114,367
SP Plus Corp. *	107,372	3,746,209
Steelcase, Inc., Class A	856,185	6,789,547
Stericycle, Inc. *	227,079	11,837,628
Tetra Tech, Inc.	81,226	12,556,727
The Brink's Co.	120,283	7,186,909
The GEO Group, Inc. *	1,914,232	22,626,222
TriNet Group, Inc. *	71,313	5,168,053
TrueBlue, Inc. *	376,148	8,117,274
UniFirst Corp.	59,051	11,441,722
Viad Corp. *	80,311	2,378,009
		320,835,947

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	88,399	4,017,735
Beazer Homes USA, Inc. *	251,276	3,429,917
Cavco Industries, Inc. *	20,141	4,624,978
Century Communities, Inc.	111,123	5,351,684
Columbia Sportswear Co.	128,696	11,529,875
Crocs, Inc. *	66,930	6,759,930
Ethan Allen Interiors, Inc.	193,965	5,518,304
Fossil Group, Inc. *	595,112	2,838,684
G-III Apparel Group Ltd. *	406,464	8,791,816
Helen of Troy Ltd. *	65,357	6,440,279
Installed Building Products, Inc.	36,132	3,068,691
iRobot Corp. *	112,343	5,851,947
Kontoor Brands, Inc.	134,614	5,848,978
La-Z-Boy, Inc.	297,783	8,108,631
LGI Homes, Inc. *	63,883	6,346,137
M.D.C. Holdings, Inc.	313,532	10,167,843
M/I Homes, Inc. *	183,081	8,271,600
Malibu Boats, Inc., Class A *	30,383	1,753,403
Mattel, Inc. *	567,932	10,353,400
Movado Group, Inc.	61,545	1,981,134
Oxford Industries, Inc.	52,165	5,887,342
Skyline Champion Corp. *	62,330	3,240,537
Smith & Wesson Brands, Inc.	286,481	3,371,881
Sonos, Inc. *	99,115	1,737,486
Steven Madden Ltd.	291,591	10,071,553
Sturm Ruger & Co., Inc.	85,907	4,718,871
Tempur Sealy International, Inc.	420,336	13,354,075
TopBuild Corp. *	54,269	8,361,768
Topgolf Callaway Brands Corp. *	135,653	2,841,930
Tupperware Brands Corp. *	665,443	3,081,001
Under Armour, Inc., Class A *	511,667	5,116,670
Under Armour, Inc., Class C *	528,012	4,604,265
Universal Electronics, Inc. *	111,416	2,436,668
Vera Bradley, Inc. *	263,174	1,000,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Vista Outdoor, Inc. *	156,551	4,378,731
Wolverine World Wide, Inc.	431,912	4,837,414
YETI Holdings, Inc. *	55,704	2,500,553
		202,595,772

Consumer Services 5.7%
ADT, Inc.	975,233	9,108,676
Adtalem Global Education, Inc. *	369,321	15,363,754
American Public Education, Inc. *	164,783	2,117,461
Arcos Dorados Holdings, Inc., Class A	617,463	4,624,798
Bally's Corp. *(a)	74,759	1,868,975
BJ's Restaurants, Inc. *	153,900	4,937,112
Bloomin' Brands, Inc.	487,634	10,981,518
Boyd Gaming Corp.	148,864	9,129,829
Bright Horizons Family Solutions, Inc. *	87,053	6,459,333
Brinker International, Inc. *	258,353	8,641,908
Caesars Entertainment, Inc. *	103,572	5,262,493
Choice Hotels International, Inc.	28,606	3,524,831
Churchill Downs, Inc.	48,667	10,802,127
Cracker Barrel Old Country Store, Inc.	132,328	15,191,254
Dave & Buster's Entertainment, Inc. *	149,741	5,938,728
Denny's Corp. *	275,654	3,456,701
Dine Brands Global, Inc.	48,604	3,625,372
Everi Holdings, Inc. *	116,201	1,942,881
Frontdoor, Inc. *	118,399	2,766,985
Graham Holdings Co., Class B	21,905	14,099,810
Grand Canyon Education, Inc. *	116,952	13,223,763
Hilton Grand Vacations, Inc. *	146,456	6,446,993
Hyatt Hotels Corp., Class A *	161,451	16,196,764
International Game Technology plc	467,407	11,470,168
Jack in the Box, Inc.	141,272	10,213,966
Laureate Education, Inc.	616,283	6,458,646
Marriott Vacations Worldwide Corp.	97,468	14,520,783
Papa John's International, Inc.	38,047	3,167,793
Penn Entertainment, Inc. *	350,989	12,351,303
Perdoceo Education Corp. *	355,621	5,103,161
Planet Fitness, Inc., Class A *	84,075	6,588,117
Red Robin Gourmet Burgers, Inc. *	244,561	2,027,411
Red Rock Resorts, Inc., Class A	105,332	4,746,260
Regis Corp. *(a)	2,831,670	3,681,171
Scientific Games Corp. *	221,246	14,330,103
SeaWorld Entertainment, Inc. *	53,983	3,080,270
Six Flags Entertainment Corp. *	457,873	11,030,161
Strategic Education, Inc.	91,547	7,488,545
Stride, Inc. *	153,713	5,442,977
Texas Roadhouse, Inc.	148,866	14,785,371
The Cheesecake Factory, Inc.	192,396	6,741,556
The Wendy's Co.	599,477	13,524,201
Wingstop, Inc.	15,132	2,504,497
WW International, Inc. *	421,129	1,739,263
Wyndham Hotels & Resorts, Inc.	131,522	9,643,193
		346,350,982

Diversified Financials 3.7%
A-Mark Precious Metals, Inc.	79,096	2,728,812
Apollo Commercial Real Estate Finance, Inc.	484,270	5,985,577
Arbor Realty Trust, Inc.	229,733	3,418,427
Ares Management Corp., Class A	51,830	4,062,954
Artisan Partners Asset Management, Inc., Class A	179,580	6,229,630
B. Riley Financial, Inc.	37,225	1,634,922
BGC Partners, Inc., Class A	1,334,084	5,749,902
Blackstone Mortgage Trust, Inc., Class A	305,903	7,730,169
Brightsphere Investment Group, Inc.	247,172	5,032,422
BrightSpire Capital, Inc., Class A	255,174	1,821,942
Broadmark Realty Capital, Inc.	259,257	1,055,176

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc. *	211,024	4,889,426
Cohen & Steers, Inc.	42,601	2,822,316
Compass Diversified Holdings	273,998	5,359,401
Cowen, Inc., Class A	73,743	2,850,904
Credit Acceptance Corp. *	17,035	8,073,909
Donnelley Financial Solutions, Inc. *	88,968	3,396,798
Encore Capital Group, Inc. *	76,872	3,874,349
Enova International, Inc. *	149,570	6,033,654
FactSet Research Systems, Inc.	29,724	13,711,384
FirstCash Holdings, Inc.	149,168	14,000,908
Focus Financial Partners, Inc., Class A *	47,143	1,798,977
Green Dot Corp., Class A *	168,445	3,432,909
Houlihan Lokey, Inc.	72,045	7,085,626
Interactive Brokers Group, Inc., Class A	47,804	3,838,661
Ladder Capital Corp.	498,170	5,529,687
LendingClub Corp. *	106,150	1,094,407
LendingTree, Inc. *	32,942	788,961
MarketAxess Holdings, Inc.	24,041	6,441,065
MFA Financial, Inc.	513,366	5,739,432
Moelis & Co., Class A	146,616	6,336,744
Morningstar, Inc.	19,016	4,661,392
Nelnet, Inc., Class A	56,304	5,548,196
New York Mortgage Trust, Inc.	1,311,009	3,683,935
PennyMac Mortgage Investment Trust	354,421	5,412,009
Piper Sandler Cos.	29,535	4,242,998
PRA Group, Inc. *	115,142	3,958,582
Ready Capital Corp.	108,685	1,456,379
Redwood Trust, Inc.	444,509	3,511,621
Regional Management Corp.	38,141	1,122,871
Stifel Financial Corp.	139,122	8,938,588
The Carlyle Group, Inc.	190,995	5,953,314
TPG RE Finance Trust, Inc.	242,863	1,799,615
Tradeweb Markets, Inc., Class A	51,617	3,172,381
Two Harbors Investment Corp.	297,380	4,877,032
Virtu Financial, Inc., Class A	171,225	3,797,770
Virtus Investment Partners, Inc.	14,576	2,826,869
WisdomTree Investments, Inc.	432,340	2,408,134
World Acceptance Corp. *	26,714	1,894,290
		221,815,427

Energy 6.2%
Alto Ingredients, Inc. *	759,009	2,648,941
Antero Midstream Corp.	272,596	3,088,513
Arch Resources, Inc. (a)	95,935	14,845,941
Archrock, Inc.	760,044	6,619,983
Berry Corp.	154,319	1,390,414
Cactus, Inc., Class A	37,109	2,018,359
ChampionX Corp.	225,316	6,948,745
CNX Resources Corp. *	813,053	14,122,731
CONSOL Energy, Inc.	190,439	14,749,501
Core Laboratories N.V.	202,603	4,392,433
CVR Energy, Inc.	280,730	10,344,901
DHT Holdings, Inc.	848,122	8,591,476
Diamondback Energy, Inc.	135,302	20,027,402
Dorian LPG Ltd.	114,035	2,220,261
Dril-Quip, Inc. *	170,862	4,022,092
DT Midstream, Inc. *	146,140	8,816,626
EQT Corp.	354,564	15,037,059
Golar LNG Ltd. *	144,160	3,614,091
Green Plains, Inc. *	251,554	8,693,706
Helix Energy Solutions Group, Inc. *	1,036,645	6,613,795
International Seaways, Inc.	200,640	8,643,571
Kosmos Energy Ltd. *	1,325,814	8,816,663
Liberty Energy, Inc. *	275,347	4,551,486
Matador Resources Co.	105,416	6,995,406
Nabors Industries Ltd. *	103,704	16,419,454
NexTier Oilfield Solutions, Inc. *	709,029	7,225,006
Nordic American Tankers Ltd.	1,578,786	5,715,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	714,652	10,855,564
Oil States International, Inc. *	740,449	4,998,031
Par Pacific Holdings, Inc. *	250,216	5,862,561
Patterson-UTI Energy, Inc.	1,119,673	20,098,130
PDC Energy, Inc.	140,733	10,459,277
Permian Resources Corp., Class A	513,045	5,212,537
ProPetro Holding Corp. *	597,840	6,564,283
Range Resources Corp.	200,380	5,784,971
RPC, Inc.	249,070	2,306,388
Scorpio Tankers, Inc.	247,603	12,632,705
SFL Corp., Ltd.	620,705	6,076,702
SM Energy Co.	291,519	12,567,384
Southwestern Energy Co. *	1,022,336	7,074,565
Talos Energy, Inc. *	95,920	1,884,828
Teekay Tankers Ltd., Class A *	242,398	8,178,509
Texas Pacific Land Corp.	2,271	5,887,658
Transocean Ltd. *	4,071,433	17,303,590
US Silica Holdings, Inc. *	222,594	2,913,756
Valaris Ltd. *	74,984	4,949,694
Weatherford International plc *	238,203	10,338,010
		379,122,904

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	136,575	10,275,903
Grocery Outlet Holding Corp. *	178,894	5,415,121
Ingles Markets, Inc., Class A	113,533	11,478,186
PriceSmart, Inc.	142,730	10,139,539
The Andersons, Inc.	250,813	9,656,301
The Chefs' Warehouse, Inc. *	85,858	3,335,583
Weis Markets, Inc.	130,813	11,408,202
		61,708,835

Food, Beverage & Tobacco 2.5%
Adecoagro SA	434,456	3,588,607
B&G Foods, Inc. (a)	386,735	5,135,841
Brown-Forman Corp., Class B	201,074	14,682,423
Calavo Growers, Inc.	141,584	4,949,777
Cal-Maine Foods, Inc.	151,300	8,817,764
Coca-Cola Consolidated, Inc.	7,429	3,653,582
Dole plc	177,494	1,828,188
Fresh Del Monte Produce, Inc.	478,731	13,251,274
Hostess Brands, Inc. *	237,248	6,263,347
J&J Snack Foods Corp.	42,995	7,052,040
John B Sanfilippo & Son, Inc. *	54,321	4,600,445
Lancaster Colony Corp.	54,317	11,251,223
Mission Produce, Inc. *	123,957	1,969,677
National Beverage Corp.	42,694	2,200,022
Nomad Foods Ltd. *	452,297	7,910,675
Pilgrim's Pride Corp. *	302,953	7,925,250
The Boston Beer Co., Inc., Class A *	18,786	7,220,775
The Hain Celestial Group, Inc. *	342,905	6,426,040
TreeHouse Foods, Inc. *	316,235	15,631,496
Universal Corp.	240,281	13,674,392
Vector Group Ltd.	533,624	5,923,226
		153,956,064

Health Care Equipment & Services 3.8%
ABIOMED, Inc. *	23,218	8,771,528
Acadia Healthcare Co., Inc. *	176,335	15,704,395
Addus HomeCare Corp. *	29,664	3,271,346
Allscripts Healthcare Solutions, Inc. *	409,493	7,755,797
Amedisys, Inc. *	54,498	4,964,223
AMN Healthcare Services, Inc. *	84,828	10,493,224
Avanos Medical, Inc. *	102,237	2,750,175
Brookdale Senior Living, Inc. *	1,248,526	3,932,857
Chemed Corp.	28,107	14,615,640

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Community Health Systems, Inc. *	1,399,432	4,800,052
CONMED Corp.	37,120	3,075,392
Cross Country Healthcare, Inc. *	78,857	2,821,503
DexCom, Inc. *	34,590	4,022,125
Enovis Corp. *	94,798	5,131,416
Globus Medical, Inc., Class A *	79,790	5,895,683
Haemonetics Corp. *	107,364	9,159,223
HealthEquity, Inc. *	32,946	2,091,412
ICU Medical, Inc. *	31,299	4,983,740
Integer Holdings Corp. *	86,750	6,447,260
Integra LifeSciences Holdings Corp. *	87,611	4,813,348
Invacare Corp. *	1,417,974	496,291
LHC Group, Inc. *	52,298	8,546,016
LivaNova plc *	46,154	2,555,547
Masimo Corp. *	47,429	6,874,359
Merit Medical Systems, Inc. *	64,028	4,610,016
ModivCare, Inc. *	40,325	3,105,025
Multiplan Corp. *	1,018,833	1,518,061
Neogen Corp. *	120,324	1,992,565
NextGen Healthcare, Inc. *	144,276	3,000,941
NuVasive, Inc. *	113,615	4,412,807
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,357	0
Omnicell, Inc. *	32,915	1,698,743
OPKO Health, Inc. *	682,292	1,023,438
Option Care Health, Inc. *	121,673	3,663,574
Orthofix Medical, Inc. *	83,540	1,502,885
Owens & Minor, Inc.	323,595	6,669,293
Pediatrix Medical Group, Inc. *	537,547	8,590,001
Premier, Inc., Class A	351,191	11,712,220
QuidelOrtho Corp. *	70,160	6,146,718
RadNet, Inc. *	69,857	1,381,073
Select Medical Holdings Corp.	402,655	9,897,260
Teladoc Health, Inc. *	46,118	1,314,824
The Ensign Group, Inc.	67,527	6,415,065
US Physical Therapy, Inc.	24,898	2,151,436
Varex Imaging Corp. *	125,458	2,664,728
Veeva Systems, Inc., Class A *	31,908	6,074,007
		233,517,232

Household & Personal Products 0.9%
Central Garden & Pet Co., Class A *	152,369	5,953,057
Coty, Inc., Class A *	1,083,640	8,528,247
Edgewell Personal Care Co.	262,925	11,360,989
Energizer Holdings, Inc.	213,663	7,283,772
Herbalife Nutrition Ltd. *	343,760	6,022,675
Inter Parfums, Inc.	27,790	2,648,109
Medifast, Inc.	21,197	2,671,882
Reynolds Consumer Products, Inc.	74,025	2,365,839
USANA Health Sciences, Inc. *	69,849	3,844,489
WD-40 Co.	18,734	3,137,945
		53,817,004

Insurance 2.3%
Ambac Financial Group, Inc. *	283,656	4,612,246
American Equity Investment Life Holding Co.	368,685	14,935,429
AMERISAFE, Inc.	84,723	5,030,004
Argo Group International Holdings Ltd.	136,931	3,721,785
Axis Capital Holdings Ltd.	229,069	13,185,212
Brighthouse Financial, Inc. *	48,857	2,723,289
CNA Financial Corp.	128,896	5,488,392
Employers Holdings, Inc.	133,761	6,215,874
Enstar Group Ltd. *	30,711	6,694,691
Horace Mann Educators Corp.	115,905	4,472,774
James River Group Holdings Ltd.	169,686	4,075,858
MBIA, Inc. *	281,870	3,582,568
SECURITY	NUMBER OF SHARES	VALUE ($)
Mercury General Corp.	151,474	5,495,477
ProAssurance Corp.	389,833	7,792,762
RLI Corp.	49,244	6,405,167
Safety Insurance Group, Inc.	58,902	5,403,669
Selective Insurance Group, Inc.	128,570	12,358,148
SiriusPoint Ltd. *	356,770	2,326,140
Stewart Information Services Corp.	138,654	6,136,826
United Fire Group, Inc.	121,526	3,712,619
Universal Insurance Holdings, Inc.	313,014	3,440,024
White Mountains Insurance Group Ltd.	9,381	12,747,466
		140,556,420

Materials 6.5%
AdvanSix, Inc.	115,554	4,756,203
Alpha Metallurgical Resources, Inc.	30,189	5,169,262
American Vanguard Corp.	81,740	1,880,020
Ashland, Inc.	134,582	15,055,688
ATI, Inc. *	331,073	10,101,037
Avient Corp.	246,624	8,535,657
Balchem Corp.	36,215	5,099,072
Cabot Corp.	181,616	13,370,570
Carpenter Technology Corp.	320,914	13,176,729
Century Aluminum Co. *	211,289	1,903,714
Clearwater Paper Corp. *	151,540	5,914,606
Cleveland-Cliffs, Inc. *	390,943	6,051,798
Coeur Mining, Inc. *	760,757	2,662,650
Compass Minerals International, Inc.	178,513	7,917,052
Constellium SE *	406,480	5,060,676
Eagle Materials, Inc.	88,307	12,039,776
Ecovyst, Inc. *	188,529	1,751,434
Element Solutions, Inc.	455,150	8,902,734
Glatfelter Corp.	438,619	1,522,008
Greif, Inc., Class A	123,177	8,660,575
H.B. Fuller Co.	148,277	11,908,126
Hawkins, Inc.	67,063	2,789,821
Hecla Mining Co.	1,037,294	5,653,252
Ingevity Corp. *	92,008	7,201,466
Innospec, Inc.	80,846	8,965,013
Kaiser Aluminum Corp.	90,193	8,153,447
Koppers Holdings, Inc.	139,350	4,151,237
Livent Corp. *	98,977	2,770,366
Materion Corp.	69,693	5,614,468
Mativ Holdings, Inc.	411,120	8,538,962
Mercer International, Inc.	211,188	2,914,394
Minerals Technologies, Inc.	130,517	7,868,870
Myers Industries, Inc.	139,042	3,245,240
NewMarket Corp.	28,990	9,161,420
Olympic Steel, Inc.	99,997	3,508,895
Orion Engineered Carbons S.A.	321,589	6,039,441
Pactiv Evergreen, Inc.	338,828	3,943,958
Quaker Chemical Corp.	19,209	3,780,139
Rayonier Advanced Materials, Inc. *	838,636	6,491,043
Resolute Forest Products, Inc. *	343,673	7,251,500
Royal Gold, Inc.	65,896	7,402,098
Schnitzer Steel Industries, Inc., Class A	201,900	6,931,227
Sensient Technologies Corp.	112,257	8,386,720
Silgan Holdings, Inc.	291,791	15,435,744
Southern Copper Corp.	166,260	10,145,185
Stepan Co.	88,689	9,895,032
Summit Materials, Inc., Class A *	317,410	9,614,349
SunCoke Energy, Inc.	749,223	6,338,427
The Scotts Miracle-Gro Co.	130,857	7,318,832
TimkenSteel Corp. *	167,566	3,133,484
TriMas Corp.	131,897	3,607,383
Trinseo plc	303,982	7,493,156
Tronox Holdings plc, Class A	374,194	5,287,361
Valvoline, Inc.	255,977	8,442,121

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	109,950	11,836,118
Worthington Industries, Inc.	197,209	11,189,639
		391,939,195

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A *(a)	295,097	2,133,551
AMC Networks, Inc., Class A *	385,448	7,693,542
Audacy, Inc., Class A *	1,625,918	466,801
Bumble, Inc., Class A *	89,160	2,171,938
Cable One, Inc.	6,553	4,746,272
Cars.com, Inc. *	266,221	3,934,746
Cinemark Holdings, Inc. *	782,572	10,650,805
Clear Channel Outdoor Holdings, Inc. *	4,558,147	5,150,706
Gannett Co., Inc. *	1,362,503	3,406,257
Gray Television, Inc.	416,460	4,872,582
IAC, Inc. *	65,425	3,394,903
iHeartMedia, Inc., Class A *	944,618	7,594,729
John Wiley & Sons, Inc., Class A	158,383	7,508,938
Liberty Media Corp. - Liberty Formula One, Class A *	13,715	753,914
Liberty Media Corp. - Liberty Formula One, Class C *	115,713	7,051,550
Lions Gate Entertainment Corp., Class A *	248,894	1,901,550
Lions Gate Entertainment Corp., Class B *	498,840	3,551,741
Live Nation Entertainment, Inc. *	49,442	3,597,400
Madison Square Garden Entertainment Corp. *	69,676	3,352,809
Madison Square Garden Sports Corp.	17,486	2,847,420
Match Group, Inc. *	127,501	6,446,451
Pinterest, Inc., Class A *	129,069	3,280,934
Roku, Inc. *	22,051	1,309,168
Scholastic Corp.	141,575	5,821,564
Shutterstock, Inc.	25,485	1,371,603
Sinclair Broadcast Group, Inc., Class A	272,584	5,059,159
Sirius XM Holdings, Inc. (a)	1,926,683	12,504,173
Spotify Technology S.A. *	78,796	6,257,978
The E.W. Scripps Co., Class A *	198,880	2,979,222
The Marcus Corp.	152,848	2,482,252
The New York Times Co., Class A	260,916	9,562,571
The Trade Desk, Inc., Class A *	29,700	1,548,558
TripAdvisor, Inc. *	326,968	6,666,877
WideOpenWest, Inc. *	119,786	1,243,379
World Wrestling Entertainment, Inc., Class A	48,620	3,883,766
Yelp, Inc. *	243,547	7,537,780
Ziff Davis, Inc. *	105,177	9,703,630
		174,441,219

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Alkermes plc *	133,726	3,313,730
Avantor, Inc. *	312,956	6,972,660
Azenta, Inc.	54,863	3,303,301
BioMarin Pharmaceutical, Inc. *	68,541	6,921,270
Bio-Rad Laboratories, Inc., Class A *	17,851	7,402,988
Bio-Techne Corp.	68,924	5,857,851
Bruker Corp.	119,687	8,068,101
Catalent, Inc. *	107,326	5,380,252
Charles River Laboratories International, Inc. *	45,660	10,436,506
Corcept Therapeutics, Inc. *	67,726	1,712,113
Eagle Pharmaceuticals, Inc. *	40,546	1,472,631
Elanco Animal Health, Inc. *	544,425	7,006,750
Emergent BioSolutions, Inc. *	150,550	1,851,765
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	35,093	1,577,430
Exelixis, Inc. *	349,457	5,968,726
Horizon Therapeutics plc *	95,771	9,604,874
Incyte Corp. *	113,664	9,055,611
Ionis Pharmaceuticals, Inc. *	42,847	1,747,729
Ligand Pharmaceuticals, Inc. *	25,117	1,831,029
Medpace Holdings, Inc. *	22,018	4,621,358
Myriad Genetics, Inc. *	198,902	4,029,755
OmniAb, Inc. *	121,949	431,699
Prestige Consumer Healthcare, Inc. *	108,572	6,672,835
Royalty Pharma plc, Class A	203,738	8,958,360
Seagen, Inc. *	19,152	2,324,861
Supernus Pharmaceuticals, Inc. *	68,218	2,504,965
Syneos Health, Inc. *	179,474	6,331,843
West Pharmaceutical Services, Inc.	40,471	9,496,925
		144,857,918

Real Estate 8.1%
Acadia Realty Trust	216,461	3,329,170
Agree Realty Corp.	31,917	2,232,594
Alexander & Baldwin, Inc. *	333,607	6,588,738
American Assets Trust, Inc.	117,962	3,455,107
American Homes 4 Rent, Class A	257,902	8,528,819
Americold Realty Trust, Inc.	355,769	10,619,705
Apartment Income REIT Corp.	291,820	11,103,751
Apartment Investment & Management Co., Class A	245,391	2,056,377
Apple Hospitality REIT, Inc.	921,914	15,727,853
Ashford Hospitality Trust, Inc. *	260,415	1,695,302
Brandywine Realty Trust	849,156	5,867,668
Broadstone Net Lease, Inc.	93,741	1,590,785
CareTrust REIT, Inc.	141,169	2,795,146
Centerspace	32,008	2,064,516
Chatham Lodging Trust *	245,090	3,276,853
Corporate Office Properties Trust	324,654	9,015,642
Cousins Properties, Inc.	253,408	6,684,903
CubeSmart	222,404	9,205,302
Cushman & Wakefield plc *	337,085	3,849,511
DiamondRock Hospitality Co.	839,308	7,897,888
Douglas Emmett, Inc.	418,680	7,251,538
Easterly Government Properties, Inc.	152,920	2,422,253
EastGroup Properties, Inc.	30,641	4,756,709
Elme Communities *	249,359	4,927,334
Empire State Realty Trust, Inc., Class A	763,241	5,884,588
EPR Properties	205,278	8,541,618
Equity Commonwealth	185,459	5,024,084
Equity LifeStyle Properties, Inc.	175,726	11,671,721
Essential Properties Realty Trust, Inc.	69,601	1,615,439
First Industrial Realty Trust, Inc.	127,912	6,465,952
Four Corners Property Trust, Inc.	75,798	2,057,158
Getty Realty Corp.	58,365	1,927,212
Global Net Lease, Inc.	339,106	4,588,104
Healthcare Realty Trust, Inc.	675,540	13,868,836
Hersha Hospitality Trust, Class A	294,171	2,832,867
Highwoods Properties, Inc.	318,391	9,488,052
Hudson Pacific Properties, Inc.	471,945	5,455,684
Industrial Logistics Properties Trust	239,346	974,138
iStar, Inc.	259,613	2,084,692
JBG SMITH Properties	302,137	6,227,044
Kennedy-Wilson Holdings, Inc.	330,948	5,632,735
Kilroy Realty Corp.	212,080	9,166,098
Kite Realty Group Trust	396,505	9,040,314
Life Storage, Inc.	79,140	8,506,759
LTC Properties, Inc.	84,291	3,311,793
LXP Industrial Trust	550,654	5,925,037
Marcus & Millichap, Inc.	66,275	2,468,081
National Health Investors, Inc.	89,183	5,017,436
National Retail Properties, Inc.	253,307	11,743,313

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Storage Affiliates Trust	41,267	1,642,839
Newmark Group, Inc., Class A	326,059	2,764,980
Office Properties Income Trust	325,168	4,971,819
Outfront Media, Inc.	568,973	10,406,516
Paramount Group, Inc.	1,104,854	7,203,648
Pebblebrook Hotel Trust	407,377	6,782,827
Physicians Realty Trust	384,174	5,735,718
Piedmont Office Realty Trust, Inc., Class A	665,950	6,932,539
PotlatchDeltic Corp.	151,480	7,239,229
Rayonier, Inc.	264,875	9,503,715
Retail Opportunity Investments Corp.	258,779	3,946,380
Rexford Industrial Realty, Inc.	57,990	3,206,267
RLJ Lodging Trust	1,095,451	13,276,866
RPT Realty	316,333	3,542,930
Ryman Hospitality Properties, Inc.	101,685	9,307,228
Sabra Health Care REIT, Inc.	662,705	8,555,522
Safehold, Inc.	39,738	1,173,071
SITE Centers Corp.	606,148	8,237,551
Spirit Realty Capital, Inc.	195,057	8,079,261
STAG Industrial, Inc.	178,988	5,890,495
STORE Capital Corp.	310,776	9,913,754
Summit Hotel Properties, Inc.	510,608	4,365,698
Sunstone Hotel Investors, Inc.	979,784	10,767,826
Tanger Factory Outlet Centers, Inc.	430,337	8,370,055
Terreno Realty Corp.	43,155	2,530,609
The Howard Hughes Corp. *	53,956	4,021,880
The Necessity Retail REIT, Inc.	362,021	2,418,300
Uniti Group, Inc.	1,091,613	8,318,091
Urban Edge Properties	337,907	5,315,277
Veris Residential, Inc. *	340,083	5,461,733
Xenia Hotels & Resorts, Inc.	551,675	8,506,828
Zillow Group, Inc., Class A *	26,018	973,073
Zillow Group, Inc., Class C *	72,088	2,737,902
		488,562,646

Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	159,684	1,350,927
Abercrombie & Fitch Co., Class A *	373,471	8,955,835
Academy Sports & Outdoors, Inc.	231,649	11,693,641
America's Car-Mart, Inc. *	26,942	1,960,300
Arko Corp.	227,618	2,146,438
Barnes & Noble Education, Inc. *	852,019	2,164,128
Big 5 Sporting Goods Corp. (a)	169,415	2,102,440
Boot Barn Holdings, Inc. *	34,840	2,346,474
Caleres, Inc.	213,338	5,154,246
Camping World Holdings, Inc., Class A (a)	56,206	1,547,351
Chico's FAS, Inc. *	1,332,520	7,821,892
Citi Trends, Inc. *	76,156	2,301,434
Conn's, Inc. *	207,252	2,064,230
Designer Brands, Inc., Class A	522,373	7,992,307
Dillard's, Inc., Class A	31,452	11,313,284
Etsy, Inc. *	56,951	7,522,658
Express, Inc. *	1,078,936	1,532,089
Five Below, Inc. *	45,066	7,249,317
Floor & Decor Holdings, Inc., Class A *	65,551	4,892,071
GameStop Corp., Class A *(a)	410,702	10,764,499
Genesco, Inc. *	111,955	5,844,051
Groupon, Inc. *	285,448	2,377,782
Guess?, Inc. (a)	277,227	5,755,233
Haverty Furniture Cos., Inc.	150,305	4,739,117
Hibbett, Inc.	92,982	6,198,180
MarineMax, Inc. *	109,020	3,600,931
MercadoLibre, Inc. *	5,136	4,781,539
Monro, Inc.	118,005	5,365,687
National Vision Holdings, Inc. *	155,589	6,295,131
Ollie's Bargain Outlet Holdings, Inc. *	143,793	8,756,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Overstock.com, Inc. *	114,919	3,059,144
Party City Holdco, Inc. *	1,592,515	1,130,686
PetMed Express, Inc.	104,588	2,070,842
Rent-A-Center, Inc.	231,635	5,580,087
RH *	15,534	4,455,617
Sally Beauty Holdings, Inc. *	758,502	8,919,984
Shoe Carnival, Inc.	102,439	2,705,414
Signet Jewelers Ltd.	194,412	12,636,780
Sleep Number Corp. *	135,655	3,967,909
Sonic Automotive, Inc., Class A	209,442	11,129,748
Sportsman's Warehouse Holdings, Inc. *	196,776	1,932,340
Stitch Fix, Inc., Class A *	354,420	1,431,857
The Aaron's Co., Inc.	253,951	3,095,663
The Buckle, Inc.	132,956	5,843,416
The Children's Place, Inc. *	75,247	2,671,268
TravelCenters of America, Inc. *	152,156	7,782,779
Urban Outfitters, Inc. *	532,381	15,407,106
Victoria's Secret & Co. *	220,812	10,157,352
Wayfair, Inc., Class A *	26,969	988,144
Zumiez, Inc. *	107,743	2,505,025
		264,061,367

Semiconductors & Semiconductor Equipment 2.2%
Ambarella, Inc. *	21,905	1,625,351
Amkor Technology, Inc.	463,986	13,000,888
Axcelis Technologies, Inc. *	28,794	2,299,489
Cirrus Logic, Inc. *	168,628	12,598,198
Diodes, Inc. *	94,814	8,744,695
Entegris, Inc.	115,299	8,911,460
First Solar, Inc. *	169,820	29,299,045
FormFactor, Inc. *	92,539	2,134,875
Ichor Holdings Ltd. *	62,716	1,867,682
Kulicke & Soffa Industries, Inc.	122,750	5,885,862
Lattice Semiconductor Corp. *	27,841	2,027,660
Monolithic Power Systems, Inc.	12,035	4,596,889
Onto Innovation, Inc. *	28,157	2,251,152
Photronics, Inc. *	256,258	4,817,650
Power Integrations, Inc.	56,215	4,524,183
Semtech Corp. *	75,517	2,321,393
Silicon Laboratories, Inc. *	33,869	4,925,907
SMART Global Holdings, Inc. *	88,242	1,492,172
SolarEdge Technologies, Inc. *	16,864	5,039,975
Synaptics, Inc. *	51,229	5,428,737
Ultra Clean Holdings, Inc. *	100,479	3,580,067
Universal Display Corp.	26,846	3,023,396
Wolfspeed, Inc. *	67,105	6,101,187
		136,497,913

Software & Services 5.0%
ACI Worldwide, Inc. *	237,712	4,968,181
Adeia, Inc.	273,783	3,025,302
Alarm.com Holdings, Inc. *	25,623	1,278,588
Aspen Technology, Inc. *	35,772	8,245,446
Avaya Holdings Corp. *(a)	1,004,199	970,056
Bentley Systems, Inc., Class B	88,721	3,514,239
Black Knight, Inc. *	156,596	9,707,386
Blackbaud, Inc. *	55,413	3,284,328
Block, Inc. *	73,832	5,003,595
Cerence, Inc. *	115,145	2,361,624
Ceridian HCM Holding, Inc. *	29,166	1,996,121
CommVault Systems, Inc. *	72,177	4,763,682
Concentrix Corp.	69,484	8,503,452
Conduent, Inc. *	1,659,771	6,705,475
Consensus Cloud Solutions, Inc. *	51,734	2,937,974
CSG Systems International, Inc.	93,167	5,761,447
Dolby Laboratories, Inc., Class A	117,565	8,802,092
Dropbox, Inc., Class A *	300,807	7,087,013

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ebix, Inc.	127,369	2,418,737
Envestnet, Inc. *	51,838	3,059,479
EPAM Systems, Inc. *	26,888	9,910,379
Euronet Worldwide, Inc. *	109,938	10,218,737
EVERTEC, Inc.	98,731	3,334,146
ExlService Holdings, Inc. *	40,726	7,623,907
Fair Isaac Corp. *	22,745	14,095,531
Fortinet, Inc. *	223,988	11,907,202
Gartner, Inc. *	46,970	16,456,879
Globant S.A. *	14,264	2,672,788
GoDaddy, Inc., Class A *	125,014	9,892,358
Guidewire Software, Inc. *	35,124	2,083,204
InterDigital, Inc.	120,899	6,065,503
LiveRamp Holdings, Inc. *	255,911	5,619,806
Manhattan Associates, Inc. *	53,283	6,710,461
MicroStrategy, Inc., Class A *(a)	8,219	1,628,102
Pagseguro Digital Ltd., Class A *	284,644	2,997,301
Paycom Software, Inc. *	14,249	4,831,836
Paysafe Ltd. *	2,131,263	3,026,393
Pegasystems, Inc.	47,152	1,709,260
Perficient, Inc. *	32,385	2,300,954
Progress Software Corp.	99,547	5,307,846
PTC, Inc. *	46,259	5,884,607
Qualys, Inc. *	16,008	1,974,107
RingCentral, Inc., Class A *	94,647	3,507,618
Sabre Corp. *	1,945,440	11,886,638
ServiceNow, Inc. *	13,497	5,618,801
Splunk, Inc. *	54,585	4,240,163
StoneCo Ltd., Class A *	266,013	3,107,032
Teradata Corp. *	316,884	10,821,589
TTEC Holdings, Inc.	31,263	1,499,061
Twilio, Inc., Class A *	31,044	1,521,777
Tyler Technologies, Inc. *	17,880	6,128,191
Unisys Corp. *	308,603	1,326,993
Verint Systems, Inc. *	61,404	2,415,019
Verra Mobility Corp. *	104,950	1,663,457
WEX, Inc. *	54,980	9,299,317
Workday, Inc., Class A *	24,124	4,050,420
Xperi, Inc. *	109,231	1,169,864
Zoom Video Communications, Inc., Class A *	29,285	2,208,968
		301,110,432

Technology Hardware & Equipment 4.7%
ADTRAN Holdings, Inc.	219,991	4,459,218
Advanced Energy Industries, Inc.	63,301	5,864,205
Arista Networks, Inc. *	111,652	15,553,124
Badger Meter, Inc.	37,467	4,339,428
Belden, Inc.	154,281	12,410,364
Benchmark Electronics, Inc.	469,745	13,561,538
Cognex Corp.	169,865	8,455,880
Coherent Corp. *	167,262	6,133,497
CommScope Holding Co., Inc. *	1,410,660	12,526,661
Comtech Telecommunications Corp.	198,314	2,314,324
CTS Corp.	80,094	3,403,995
ePlus, Inc. *	124,707	6,192,950
Fabrinet *	76,467	10,201,462
IPG Photonics Corp. *	84,099	7,655,532
Itron, Inc. *	116,873	6,215,306
Kimball Electronics, Inc. *	163,514	3,775,538
Knowles Corp. *	270,761	4,223,872
Littelfuse, Inc.	38,501	9,490,496
Lumentum Holdings, Inc. *	71,580	3,932,605
Methode Electronics, Inc.	137,591	6,285,157
National Instruments Corp.	311,634	12,783,227
NETGEAR, Inc. *	206,771	4,079,592
NetScout Systems, Inc. *	300,617	11,207,002
Novanta, Inc. *	21,486	3,389,416
SECURITY	NUMBER OF SHARES	VALUE ($)
OSI Systems, Inc. *	62,661	5,544,245
PC Connection, Inc. *	108,033	6,001,233
Plexus Corp. *	137,572	15,163,186
Pure Storage, Inc., Class A *	64,033	1,869,123
Rogers Corp. *	22,118	2,411,747
ScanSource, Inc. *	323,894	9,671,475
Stratasys Ltd. *	142,665	2,001,590
Super Micro Computer, Inc. *	204,738	18,473,510
TD SYNNEX Corp.	126,043	12,894,199
TTM Technologies, Inc. *	769,514	12,366,090
ViaSat, Inc. *	211,381	7,205,978
Viavi Solutions, Inc. *	307,892	3,488,416
Vontier Corp.	435,159	8,542,171
		284,087,352

Telecommunication Services 0.5%
ATN International, Inc.	68,583	3,320,103
Cogent Communications Holdings, Inc.	72,970	4,235,908
Consolidated Communications Holdings, Inc. *	953,124	4,403,433
EchoStar Corp., Class A *	260,325	4,529,655
Frontier Communications Parent, Inc. *	137,316	3,538,633
Iridium Communications, Inc. *	113,069	6,003,964
Shenandoah Telecommunications Co.	153,044	2,979,767
		29,011,463

Transportation 2.5%
Air Transport Services Group, Inc. *	194,547	5,455,098
Alaska Air Group, Inc. *	170,387	8,083,159
Allegiant Travel Co. *	17,330	1,431,631
AMERCO	21,433	1,356,709
AMERCO - Non Voting Shares *	194,482	12,285,428
ArcBest Corp.	128,984	10,676,006
Atlas Air Worldwide Holdings, Inc. *	131,929	13,294,485
Atlas Corp. (a)	244,007	3,750,388
Costamare, Inc.	188,730	1,819,357
Covenant Logistics Group, Inc.	77,055	2,958,141
Danaos Corp.	20,264	1,121,004
Daseke, Inc. *	780,027	4,547,557
Forward Air Corp.	77,553	8,714,631
Golden Ocean Group Ltd. (a)	150,540	1,270,558
Hawaiian Holdings, Inc. *	148,624	2,065,874
Heartland Express, Inc.	243,989	4,084,376
Hub Group, Inc., Class A *	175,258	14,747,961
JetBlue Airways Corp. *	732,647	5,831,870
Kirby Corp. *	204,201	14,251,188
Lyft, Inc., Class A *	152,749	1,713,844
Marten Transport Ltd.	252,118	5,372,634
Matson, Inc.	18,392	1,172,674
Saia, Inc. *	36,935	8,996,997
Schneider National, Inc., Class B	328,967	8,474,190
SkyWest, Inc. *	143,825	2,653,571
Spirit Airlines, Inc. *	135,407	2,939,686
Yellow Corp. *	510,580	1,633,856
		150,702,873

Utilities 3.6%
ALLETE, Inc.	199,980	13,238,676
American States Water Co.	51,943	5,089,894
Atlantica Sustainable Infrastructure plc	194,760	5,433,804
Avangrid, Inc. (a)	183,666	7,855,395
Avista Corp.	282,682	11,669,113
California Water Service Group	86,706	5,629,821
Chesapeake Utilities Corp.	28,256	3,383,091
Clearway Energy, Inc., Class A	57,309	1,886,612
Clearway Energy, Inc., Class C	137,036	4,856,556

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	266,352	12,848,820
Hawaiian Electric Industries, Inc.	357,003	14,665,683
IDACORP, Inc.	122,036	13,488,639
MGE Energy, Inc.	67,985	4,895,600
National Fuel Gas Co.	204,524	13,545,624
New Jersey Resources Corp.	271,863	13,525,184
Northwest Natural Holding Co.	109,898	5,506,989
NorthWestern Corp.	205,097	11,979,716
ONE Gas, Inc.	162,957	14,169,111
Ormat Technologies, Inc.	74,383	6,726,455
Otter Tail Corp.	91,855	5,477,314
PNM Resources, Inc.	254,654	12,478,046
SJW Group	51,040	3,812,178
South Jersey Industries, Inc.	289,265	10,037,495
Spire, Inc.	184,117	13,643,070
Unitil Corp.	59,861	3,281,580
		219,124,466
Total Common Stocks (Cost $5,758,878,288)		6,052,664,954

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	13,495,331	13,495,331
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	51,571,140	51,571,140
		65,066,471
Total Short-Term Investments (Cost $65,066,471)		65,066,471
Total Investments in Securities (Cost $5,823,944,759)		6,117,731,425

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/16/22	125	11,796,875	109,899

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,961,244.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,819,147,722	$—	$—	$5,819,147,722
Health Care Equipment & Services	233,517,232	—	0*	233,517,232
Short-Term Investments[1]	65,066,471	—	—	65,066,471
Futures Contracts[2]	109,899	—	—	109,899
Total	$6,117,841,324	$—	$—	$6,117,841,324

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 5.5%
AGL Energy Ltd.	1,667,872	8,891,112
Amcor plc	554,562	6,673,881
AMP Ltd. *	4,853,985	4,420,970
Ampol Ltd.	279,559	5,352,638
APA Group	431,212	3,231,478
Aristocrat Leisure Ltd.	103,256	2,422,343
Aurizon Holdings Ltd.	1,565,202	3,993,702
Australia & New Zealand Banking Group Ltd.	1,655,175	27,423,563
BHP Group Ltd.	2,462,607	75,071,940
BlueScope Steel Ltd.	478,093	5,612,735
Brambles Ltd.	764,009	6,196,164
Coles Group Ltd.	712,714	8,090,312
Commonwealth Bank of Australia	586,874	42,392,161
Computershare Ltd.	136,137	2,538,199
CSL Ltd.	52,331	10,517,676
Downer EDI Ltd.	765,881	2,651,747
Fortescue Metals Group Ltd.	658,933	8,552,150
Goodman Group	162,945	2,086,456
Incitec Pivot Ltd.	1,011,111	2,708,564
Insurance Australia Group Ltd.	1,539,753	4,929,005
James Hardie Industries plc	71,965	1,407,293
JB Hi-Fi Ltd.	65,759	1,968,094
Lendlease Corp., Ltd.	712,828	3,632,869
Macquarie Group Ltd.	81,152	9,712,440
Medibank Pvt Ltd.	1,568,348	3,077,445
Metcash Ltd.	981,510	2,754,159
Mirvac Group	1,686,993	2,519,408
National Australia Bank Ltd.	1,332,576	28,147,119
Newcrest Mining Ltd.	323,161	4,287,298
Orica Ltd.	235,616	2,340,056
Origin Energy Ltd.	1,324,001	6,969,332
Orora Ltd.	731,102	1,527,611
Qantas Airways Ltd. *	588,676	2,460,034
QBE Insurance Group Ltd.	539,055	4,646,136
Ramsay Health Care Ltd.	54,763	2,413,567
Rio Tinto Ltd.	254,358	18,673,059
Santos Ltd.	703,927	3,488,507
Scentre Group	2,142,785	4,262,018
Sims Ltd.	187,455	1,630,746
Sonic Healthcare Ltd.	152,765	3,302,461
South32 Ltd.	2,369,056	6,377,958
Stockland	1,255,049	3,193,924
Suncorp Group Ltd.	959,344	7,658,274
Tabcorp Holdings Ltd.	1,005,892	714,065
Telstra Corp., Ltd.	3,434,611	9,154,632
The Lottery Corp., Ltd. *	592,794	1,830,143
Transurban Group	513,702	4,916,135
Treasury Wine Estates Ltd.	252,957	2,337,793
Vicinity Ltd.	1,560,055	2,120,881
Viva Energy Group Ltd.	1,221,715	2,258,184
Wesfarmers Ltd.	535,465	17,417,245
SECURITY	NUMBER OF SHARES	VALUE ($)
Westpac Banking Corp.	2,120,985	33,763,468
Woodside Energy Group Ltd.	765,164	19,108,526
Woolworths Group Ltd.	620,388	14,321,383
Worley Ltd.	230,478	2,281,309
		470,430,368

Austria 0.3%
BAWAG Group AG *	42,259	2,147,751
Erste Group Bank AG	200,452	6,109,303
OMV AG	136,012	7,024,643
Raiffeisen Bank International AG *	147,676	2,285,380
Voestalpine AG	182,218	4,870,634
Wienerberger AG	83,221	2,157,636
		24,595,347

Belgium 0.8%
Ageas S.A./N.V.	132,860	5,262,668
Anheuser-Busch InBev S.A./N.V.	494,559	28,541,925
Etablissements Franz Colruyt N.V.	70,325	1,823,287
Groupe Bruxelles Lambert N.V.	71,886	5,671,213
KBC Group N.V.	126,786	6,884,953
Proximus SADP	186,260	1,917,442
Solvay S.A.	61,726	5,966,653
UCB S.A.	44,472	3,515,801
Umicore S.A.	129,041	4,544,053
		64,127,995

Canada 7.2%
Agnico Eagle Mines Ltd.	111,482	5,571,222
Algonquin Power & Utilities Corp.	176,551	1,323,123
Alimentation Couche-Tard, Inc.	434,455	19,638,122
AltaGas Ltd.	104,045	1,732,165
Atco Ltd., Class I	72,258	2,295,605
Bank of Montreal	191,141	18,523,349
Barrick Gold Corp.	669,562	10,840,810
Bausch Health Cos., Inc. *	350,086	2,435,134
BCE, Inc.	162,227	7,665,606
Brookfield Asset Management, Inc., Class A	449,281	21,017,483
Canadian Imperial Bank of Commerce	314,804	15,044,738
Canadian National Railway Co.	156,957	19,993,291
Canadian Natural Resources Ltd.	385,199	22,818,715
Canadian Pacific Railway Ltd.	153,462	12,466,453
Canadian Tire Corp., Ltd., Class A	40,893	4,595,146
Canadian Utilities Ltd., Class A	66,073	1,793,041
CCL Industries, Inc., Class B	46,895	2,211,748
Cenovus Energy, Inc.	310,890	6,134,327
CGI, Inc. *	93,004	8,056,642
CI Financial Corp.	201,424	2,114,231
Constellation Software, Inc.	1,258	2,012,243
Crescent Point Energy Corp.	424,305	3,270,626
Dollarama, Inc.	53,283	3,235,811
Emera, Inc.	104,690	4,044,121

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Enbridge, Inc.	765,710	31,375,076
Fairfax Financial Holdings Ltd.	12,465	7,096,141
Finning International, Inc.	108,102	2,716,704
First Quantum Minerals Ltd.	131,000	3,090,197
Fortis, Inc.	183,549	7,330,046
Franco-Nevada Corp.	13,408	1,943,305
George Weston Ltd.	58,731	7,297,512
Gildan Activewear, Inc.	92,045	2,644,503
Great-West Lifeco, Inc.	116,401	2,754,403
Hydro One Ltd.	119,578	3,318,230
iA Financial Corp., Inc.	41,592	2,328,256
Imperial Oil Ltd.	124,479	7,026,907
Intact Financial Corp.	25,335	3,761,099
Keyera Corp.	109,484	2,530,964
Kinross Gold Corp.	904,279	3,708,631
Linamar Corp.	51,926	2,529,080
Loblaw Cos., Ltd.	94,850	8,493,612
Lundin Mining Corp.	292,910	1,788,961
Magna International, Inc.	337,366	20,612,249
Manulife Financial Corp.	876,915	15,672,826
Methanex Corp.	47,864	1,856,729
Metro, Inc.	124,108	7,081,947
National Bank of Canada	92,663	6,556,880
Nutrien Ltd.	226,547	18,065,941
Onex Corp.	149,907	7,838,686
Open Text Corp.	71,638	2,087,262
Parkland Corp.	110,560	2,337,279
Pembina Pipeline Corp.	179,181	6,490,801
Power Corp. of Canada	260,061	6,491,454
Quebecor, Inc., Class B	101,079	2,161,452
Restaurant Brands International, Inc.	70,856	4,668,855
RioCan Real Estate Investment Trust	130,968	2,042,239
Royal Bank of Canada	425,236	41,962,139
Saputo, Inc.	161,539	3,979,791
Shaw Communications, Inc., Class B	186,014	5,036,936
SNC-Lavalin Group, Inc.	130,402	2,334,481
Sun Life Financial, Inc.	214,446	10,082,458
Suncor Energy, Inc.	1,011,316	32,994,399
TC Energy Corp.	346,123	15,216,442
Teck Resources Ltd., Class B	241,951	8,898,486
TELUS Corp.	196,027	4,141,191
TFI International, Inc.	23,348	2,514,427
The Bank of Nova Scotia	506,008	26,194,321
The Toronto-Dominion Bank	544,151	35,935,560
Thomson Reuters Corp.	43,218	5,049,273
Tourmaline Oil Corp.	42,636	2,574,765
Waste Connections, Inc.	37,416	5,358,075
West Fraser Timber Co., Ltd.	36,791	2,855,461
Wheaton Precious Metals Corp.	49,772	1,927,440
WSP Global, Inc.	27,598	3,284,604
		614,872,228

Denmark 0.9%
AP Moller - Maersk A/S, Class A	1,894	3,940,753
AP Moller - Maersk A/S, Class B	2,621	5,569,494
Carlsberg A/S, Class B	36,381	4,499,465
Coloplast A/S, Class B	20,726	2,391,737
Danske Bank A/S	558,068	9,850,031
DSV A/S	33,834	5,241,116
ISS A/S *	196,344	4,189,879
Novo Nordisk A/S, Class B	211,428	25,873,493
Novozymes A/S, B Shares	45,792	2,601,580
Orsted A/S	45,216	3,883,955
Pandora A/S	42,450	3,100,436
Vestas Wind Systems A/S	310,899	7,723,734
		78,865,673

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.1%
Elisa Oyj	49,376	2,529,798
Fortum Oyj	303,234	4,750,501
Huhtamaki Oyj	52,936	1,912,054
Kesko Oyj, B Shares	139,202	2,936,818
Kone Oyj, B Shares	135,346	6,620,945
Neste Oyj	156,281	7,939,531
Nokia Oyj	2,488,332	11,921,500
Nokian Renkaat Oyj	151,607	1,628,145
Nordea Bank Abp	1,704,067	17,566,978
Outokumpu Oyj	477,183	2,346,107
Sampo Oyj, A Shares	180,143	9,003,403
Stora Enso Oyj, R Shares	355,005	5,108,293
UPM-Kymmene Oyj	345,157	12,428,018
Wartsila Oyj Abp	318,541	2,701,946
		89,394,037

France 8.6%
Air France-KLM *(a)	1,263,599	1,668,615
Air Liquide S.A.	159,204	22,657,626
Airbus SE	100,827	11,336,762
ALD S.A.	127,424	1,258,228
Alstom S.A.	157,422	4,029,546
Arkema S.A.	49,842	4,317,022
Atos SE *(a)	262,066	2,703,759
AXA S.A.	1,091,952	30,379,347
BNP Paribas S.A.	806,584	44,373,564
Bollore SE	539,216	2,975,891
Bouygues S.A.	292,428	8,900,470
Bureau Veritas S.A.	78,379	2,019,187
Capgemini SE	43,207	7,607,461
Carrefour S.A.	915,150	15,477,015
Casino Guichard Perrachon S.A. *(a)	206,455	2,263,938
Cie de Saint-Gobain	409,476	18,443,630
Cie Generale des Etablissements Michelin S.C.A.	587,147	16,156,753
Credit Agricole S.A.	811,860	8,033,302
Danone S.A.	331,695	17,103,807
Dassault Systemes SE	50,059	1,808,395
Edenred	41,657	2,250,979
Eiffage S.A.	66,951	6,475,856
Electricite de France S.A.	848,545	10,484,450
Elis S.A.	169,878	2,186,436
Engie S.A.	1,592,943	23,815,318
EssilorLuxottica S.A.	54,151	9,885,639
Euroapi S.A. *	19,131	336,643
Eutelsat Communications S.A. (a)	222,236	1,740,216
Faurecia SE *	252,267	4,092,309
Hermes International	2,429	3,857,822
Kering S.A.	15,784	9,221,380
Klepierre S.A. *	102,410	2,317,713
Legrand S.A.	70,490	5,623,499
L'Oreal S.A.	43,086	15,740,167
LVMH Moet Hennessy Louis Vuitton SE	36,848	27,973,557
Orange S.A.	2,760,007	27,759,099
Pernod-Ricard S.A.	44,375	8,633,260
Publicis Groupe S.A.	117,171	7,528,254
Renault S.A. *	553,075	19,823,375
Rexel S.A.	331,253	5,951,751
Rubis S.C.A.	106,667	2,657,878
Safran S.A.	108,788	13,152,630
Sanofi	496,893	44,245,397
Schneider Electric SE	169,769	24,283,579
SCOR SE	160,420	3,013,644
SEB S.A.	17,689	1,369,653
SES S.A.	466,802	3,158,783
Societe Generale S.A.	944,127	23,321,163

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sodexo S.A.	58,472	5,520,861
STMicroelectronics N.V.	137,890	5,119,032
Teleperformance	10,336	2,292,386
Thales S.A.	36,011	4,529,165
TotalEnergies SE	2,139,831	132,879,609
Valeo S.A.	385,145	7,039,019
Veolia Environnement S.A.	364,574	9,226,927
Vinci S.A.	253,268	25,196,307
Vivendi SE	213,727	1,888,149
Wendel SE	28,816	2,624,346
		730,730,569

Germany 7.3%
adidas AG	76,218	9,594,702
Allianz SE	247,198	52,012,668
Aurubis AG	59,362	4,634,276
BASF SE	997,417	49,824,430
Bayer AG	592,424	33,781,205
Bayerische Motoren Werke AG	393,400	34,961,094
Beiersdorf AG	27,504	2,943,811
Brenntag SE	89,693	5,539,296
Commerzbank AG *	998,513	8,231,118
Continental AG	163,376	9,635,645
Covestro AG	265,465	10,433,235
Daimler Truck Holding AG *	253,804	8,197,898
Deutsche Bank AG	921,095	9,599,758
Deutsche Boerse AG	30,028	5,438,533
Deutsche Lufthansa AG *	941,741	7,424,713
Deutsche Post AG	594,332	23,150,213
Deutsche Telekom AG	2,879,596	57,538,313
E.ON SE	1,246,165	11,707,128
Evonik Industries AG	174,238	3,359,342
Freenet AG	104,226	2,277,252
Fresenius Medical Care AG & Co. KGaA	190,216	5,820,836
Fresenius SE & Co. KGaA	515,088	14,086,368
GEA Group AG	72,840	2,915,988
Hannover Rueck SE	26,282	4,914,324
HeidelbergCement AG	178,490	9,578,728
Henkel AG & Co. KGaA	65,315	4,283,925
Infineon Technologies AG	268,826	8,724,630
K+S AG	117,835	2,544,265
KION Group AG	51,539	1,431,220
Knorr-Bremse AG	32,198	1,798,201
LANXESS AG	93,470	3,657,172
Mercedes-Benz Group AG	706,402	46,841,126
Merck KGaA	25,749	4,607,864
METRO AG *	307,137	2,689,651
MTU Aero Engines AG	15,431	3,184,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,233	21,471,266
ProSiebenSat.1 Media SE	210,235	1,878,513
Rheinmetall AG	25,129	5,029,919
RWE AG	252,746	10,930,074
Salzgitter AG	69,394	1,980,636
SAP SE	307,640	33,088,902
Siemens AG	323,892	43,761,257
Siemens Energy AG *	336,912	5,484,511
Siemens Healthineers AG	56,599	2,952,320
Symrise AG	23,853	2,675,838
Telefonica Deutschland Holding AG	772,653	1,820,246
ThyssenKrupp AG *	602,583	3,299,550
Uniper SE (a)	345,270	1,550,722
United Internet AG	95,188	1,977,848
Volkswagen AG	40,380	7,610,717
SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	185,021	4,475,006
Zalando SE *	46,794	1,432,916
		618,783,230

Hong Kong 1.7%
AAC Technologies Holdings, Inc. *(a)	788,804	1,814,992
AIA Group Ltd.	2,477,927	24,920,539
BOC Hong Kong Holdings Ltd.	1,690,486	5,360,263
CK Asset Holdings Ltd.	1,229,311	7,331,296
CK Hutchison Holdings Ltd.	3,232,932	18,762,644
CLP Holdings Ltd.	895,231	6,491,586
Galaxy Entertainment Group Ltd.	626,416	3,747,822
Hang Seng Bank Ltd.	279,915	4,310,523
Henderson Land Development Co., Ltd.	568,949	1,873,293
Hong Kong & China Gas Co., Ltd.	3,066,854	2,608,918
Hong Kong Exchanges & Clearing Ltd.	74,335	2,914,164
Hongkong Land Holdings Ltd.	525,008	2,105,282
Jardine Matheson Holdings Ltd.	124,007	5,992,018
Lenovo Group Ltd.	5,679,326	4,787,645
Link REIT	392,515	2,640,066
MTR Corp., Ltd.	578,265	2,781,866
New World Development Co., Ltd.	1,494,790	3,539,007
Noble Group Ltd. *(a)(b)	54,070,092	591,879
PCCW Ltd.	4,246,369	1,849,677
Sands China Ltd. *	1,415,452	3,808,147
Sun Hung Kai Properties Ltd.	886,641	10,643,554
Swire Pacific Ltd., Class A	1,004,467	7,856,346
Techtronic Industries Co., Ltd.	209,477	2,490,483
The Wharf Holdings Ltd. (a)	849,868	2,291,938
Want Want China Holdings Ltd.	2,194,040	1,489,772
WH Group Ltd.	12,802,187	7,495,483
Wharf Real Estate Investment Co., Ltd.	640,972	2,956,248
Yue Yuen Industrial Holdings Ltd.	1,786,969	2,232,137
		145,687,588

Ireland 0.1%
Bank of Ireland Group plc	408,756	3,286,196
Kerry Group plc, Class A	39,668	3,698,029
Kingspan Group plc	30,730	1,690,903
		8,675,128

Israel 0.2%
Bank Hapoalim B.M.	336,340	3,179,843
Bank Leumi Le-Israel B.M.	430,044	3,830,175
ICL Group Ltd.	241,508	1,965,494
Israel Discount Bank Ltd., A Shares	323,652	1,878,894
Teva Pharmaceutical Industries Ltd. *	591,392	5,056,391
		15,910,797

Italy 2.7%
A2A S.p.A.	1,420,462	1,867,713
Assicurazioni Generali S.p.A.	858,269	14,970,157
Banco BPM S.p.A.	969,132	3,304,934
CNH Industrial N.V.	469,949	7,388,892
Enel S.p.A.	6,820,923	36,056,914
Eni S.p.A.	3,005,447	44,326,447
Ferrari N.V.	13,082	2,854,267
Hera S.p.A.	596,240	1,620,131
Intesa Sanpaolo S.p.A.	12,416,169	27,128,297
Leonardo S.p.A.	474,411	3,743,689
Mediobanca Banca di Credito Finanziario S.p.A. (a)	295,512	2,803,579
Pirelli & C S.p.A.	382,906	1,671,659
Poste Italiane S.p.A.	241,588	2,334,777
Prysmian S.p.A.	109,687	3,772,169

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Snam S.p.A.	792,874	3,974,150
Stellantis N.V.	1,951,056	29,916,604
Telecom Italia S.p.A. *	35,479,892	7,532,870
Tenaris S.A.	218,896	3,767,331
Terna - Rete Elettrica Nazionale	427,077	3,214,498
UniCredit S.p.A.	1,757,223	23,564,640
Unipol Gruppo S.p.A.	527,670	2,658,985
		228,472,703

Japan 25.7%
Advantest Corp.	33,235	2,174,542
Aeon Co., Ltd.	590,298	11,942,176
AGC, Inc.	191,694	6,319,280
Air Water, Inc.	203,548	2,355,812
Aisin Corp.	309,413	8,348,430
Ajinomoto Co., Inc.	199,415	6,195,098
Alfresa Holdings Corp.	426,969	5,097,681
Alps Alpine Co., Ltd.	435,458	4,063,110
Amada Co., Ltd.	310,506	2,443,282
ANA Holdings, Inc. *	137,113	2,893,287
Asahi Group Holdings Ltd.	249,953	7,877,980
Asahi Kasei Corp.	1,435,151	10,480,284
Astellas Pharma, Inc.	810,910	12,366,465
Bandai Namco Holdings, Inc.	72,194	4,679,624
Bic Camera, Inc.	234,330	2,124,319
Bridgestone Corp.	545,143	20,185,996
Brother Industries Ltd.	252,260	4,002,463
Canon, Inc.	902,464	20,773,358
Casio Computer Co., Ltd.	184,930	1,775,879
Central Japan Railway Co.	131,961	15,726,755
Chubu Electric Power Co., Inc.	1,350,792	12,468,254
Chugai Pharmaceutical Co., Ltd.	103,878	2,697,820
Coca-Cola Bottlers Japan Holdings, Inc.	260,521	2,725,818
COMSYS Holdings Corp.	118,600	2,096,791
Concordia Financial Group Ltd.	620,651	2,121,618
Cosmo Energy Holdings Co., Ltd.	166,990	4,643,265
Dai Nippon Printing Co., Ltd.	293,760	5,980,881
Daicel Corp.	417,541	2,986,283
Daido Steel Co., Ltd.	67,499	2,135,646
Daifuku Co., Ltd.	29,797	1,503,303
Dai-ichi Life Holdings, Inc.	656,798	11,971,949
Daiichi Sankyo Co., Ltd.	350,557	11,350,269
Daikin Industries Ltd.	83,160	13,352,442
Daito Trust Construction Co., Ltd.	67,442	7,404,410
Daiwa House Industry Co., Ltd.	751,869	17,021,314
Daiwa Securities Group, Inc.	781,018	3,403,031
Daiwabo Holdings Co., Ltd.	148,612	2,317,470
Denka Co., Ltd.	97,232	2,306,421
Denso Corp.	309,134	16,646,359
Dentsu Group, Inc.	102,083	3,218,899
DIC Corp.	155,122	2,785,837
Dowa Holdings Co., Ltd.	48,890	1,583,652
East Japan Railway Co.	352,361	19,724,034
Ebara Corp.	59,190	2,231,184
EDION Corp.	257,349	2,312,711
Eisai Co., Ltd.	118,836	7,947,381
Electric Power Development Co., Ltd.	314,167	4,768,566
ENEOS Holdings, Inc.	7,106,121	23,731,205
Exeo Group, Inc.	120,002	1,829,183
FANUC Corp.	55,333	8,075,509
Fast Retailing Co., Ltd.	10,614	6,146,749
Fuji Electric Co., Ltd.	74,836	3,014,034
FUJIFILM Holdings Corp.	202,134	10,596,318
Fujikura Ltd.	373,704	2,991,453
Fujitsu Ltd.	126,190	16,698,426
Furukawa Electric Co., Ltd.	144,231	2,684,305
GS Yuasa Corp.	110,715	1,714,599
H2O Retailing Corp.	325,153	2,842,817
SECURITY	NUMBER OF SHARES	VALUE ($)
Hakuhodo DY Holdings, Inc.	255,660	2,438,609
Hankyu Hanshin Holdings, Inc.	145,150	4,462,473
Hanwa Co., Ltd.	120,772	3,098,493
Haseko Corp.	358,859	3,901,312
Hino Motors Ltd. *	572,714	2,544,666
Hitachi Construction Machinery Co., Ltd.	100,057	2,301,727
Hitachi Ltd.	699,252	36,576,181
Hitachi Metals Ltd. *	31,154	485,149
Hokkaido Electric Power Co., Inc.	597,554	1,944,170
Hokuriku Electric Power Co.	429,605	1,653,274
Honda Motor Co., Ltd.	2,659,977	63,973,648
Hoya Corp.	55,899	5,632,363
Idemitsu Kosan Co., Ltd.	408,678	9,489,155
IHI Corp.	141,805	3,821,032
Iida Group Holdings Co., Ltd.	210,669	3,310,858
Inpex Corp.	826,280	9,077,592
Isetan Mitsukoshi Holdings Ltd.	540,345	5,126,966
Isuzu Motors Ltd.	579,070	7,444,830
ITOCHU Corp.	887,333	27,260,976
Itoham Yonekyu Holdings, Inc.	366,487	1,796,453
Iwatani Corp.	54,031	2,234,190
J. Front Retailing Co., Ltd.	275,617	2,289,237
Japan Airlines Co., Ltd. *	157,292	3,080,687
Japan Exchange Group, Inc.	123,716	1,751,476
Japan Post Holdings Co., Ltd.	2,218,797	17,141,058
Japan Post Insurance Co., Ltd.	200,347	3,283,600
Japan Tobacco, Inc.	894,757	18,053,521
JFE Holdings, Inc.	1,001,166	10,948,684
JGC Holdings Corp.	242,768	3,293,391
JSR Corp.	84,853	1,747,045
JTEKT Corp.	524,313	3,795,013
Kajima Corp.	645,798	7,173,476
Kaneka Corp.	103,492	2,595,829
Kanematsu Corp.	165,225	1,809,258
Kao Corp.	259,450	10,153,766
Kawasaki Heavy Industries Ltd.	231,924	4,863,191
KDDI Corp.	1,213,810	35,760,161
Keio Corp.	58,034	2,129,383
Kewpie Corp.	129,790	2,276,022
Keyence Corp.	14,487	5,932,257
Kikkoman Corp.	47,358	2,620,064
Kinden Corp.	171,471	1,807,610
Kintetsu Group Holdings Co., Ltd.	105,379	3,700,424
Kirin Holdings Co., Ltd.	600,233	9,312,774
Kobe Steel Ltd.	1,047,454	4,654,017
Koito Manufacturing Co., Ltd.	204,107	3,166,774
Komatsu Ltd.	712,206	16,225,476
Konica Minolta, Inc.	1,224,039	4,991,244
K's Holdings Corp.	290,695	2,374,891
Kubota Corp.	580,553	8,445,769
Kuraray Co., Ltd.	522,630	4,104,934
Kurita Water Industries Ltd.	53,401	2,334,428
Kyocera Corp.	195,657	9,788,459
Kyushu Electric Power Co., Inc.	1,091,661	5,617,118
Kyushu Railway Co.	134,652	2,919,036
Lion Corp.	159,699	1,676,645
Lixil Corp.	231,660	3,501,297
Makita Corp.	145,018	3,252,876
Marubeni Corp.	1,428,769	15,850,182
MatsukiyoCocokara & Co.	91,098	3,734,274
Mazda Motor Corp.	1,436,633	11,232,382
Medipal Holdings Corp.	328,866	4,312,919
MEIJI Holdings Co., Ltd.	131,592	6,224,073
MINEBEA MITSUMI, Inc.	230,687	3,708,119
MISUMI Group, Inc.	86,984	2,088,264
Mitsubishi Chemical Group Corp.	1,915,069	10,007,656
Mitsubishi Corp.	1,016,874	33,558,154
Mitsubishi Electric Corp.	2,228,569	21,999,812
Mitsubishi Estate Co., Ltd.	576,079	8,009,125

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Gas Chemical Co., Inc.	223,352	3,138,837
Mitsubishi Heavy Industries Ltd.	401,774	15,712,202
Mitsubishi Materials Corp.	306,948	4,810,773
Mitsubishi Motors Corp. *	986,472	4,496,175
Mitsubishi Shokuhin Co., Ltd.	66,000	1,537,194
Mitsubishi UFJ Financial Group, Inc.	7,230,847	39,128,655
Mitsui & Co., Ltd.	1,104,468	31,525,699
Mitsui Chemicals, Inc.	226,552	5,033,046
Mitsui Fudosan Co., Ltd.	504,880	10,045,860
Mitsui Mining & Smelting Co., Ltd.	84,210	1,891,919
Mitsui O.S.K. Lines Ltd.	170,651	4,115,240
Mizuho Financial Group, Inc.	1,832,552	22,549,031
Morinaga Milk Industry Co., Ltd.	51,190	1,630,640
MS&AD Insurance Group Holdings, Inc.	337,847	9,926,707
Murata Manufacturing Co., Ltd.	206,413	11,041,039
Nagase & Co., Ltd.	209,068	3,024,998
Nagoya Railroad Co., Ltd.	174,848	2,830,598
NEC Corp.	248,802	8,656,541
NGK Insulators Ltd.	215,305	2,794,305
NGK Spark Plug Co., Ltd.	180,482	3,466,330
NH Foods Ltd.	177,030	4,694,073
NHK Spring Co., Ltd.	301,110	1,974,456
Nichirei Corp.	118,346	2,358,608
Nidec Corp.	95,241	5,824,758
Nikon Corp.	307,859	2,943,127
Nintendo Co., Ltd.	252,578	10,668,588
Nippon Electric Glass Co., Ltd. (a)	90,383	1,640,030
Nippon Light Metal Holdings Co., Ltd.	157,784	1,732,300
Nippon Paper Industries Co., Ltd.	361,208	2,497,963
Nippon Steel Corp.	1,173,508	18,438,557
Nippon Steel Trading Corp.	55,541	2,029,949
Nippon Suisan Kaisha Ltd.	433,600	1,622,038
Nippon Telegraph & Telephone Corp.	1,156,628	31,663,458
Nippon Yusen K.K.	216,054	4,702,279
Nissan Chemical Corp.	36,340	1,755,279
Nissan Motor Co., Ltd.	4,499,122	15,837,528
Nisshin Seifun Group, Inc.	249,922	2,892,533
Nissin Foods Holdings Co., Ltd.	28,958	2,174,859
Nitori Holdings Co., Ltd.	30,341	3,384,389
Nitto Denko Corp.	104,851	6,469,594
NOK Corp.	288,755	2,615,639
Nomura Holdings, Inc.	1,920,433	6,890,933
Nomura Real Estate Holdings, Inc.	89,658	2,133,184
NSK Ltd.	757,811	4,127,393
NTT Data Corp.	295,857	4,456,725
Obayashi Corp.	1,077,646	7,908,195
Odakyu Electric Railway Co., Ltd.	145,828	1,883,202
Oji Holdings Corp.	1,359,271	5,143,293
Olympus Corp.	197,515	3,971,815
Omron Corp.	85,056	4,293,640
Ono Pharmaceutical Co., Ltd.	126,337	3,183,323
Oriental Land Co., Ltd.	17,236	2,435,817
ORIX Corp.	646,336	10,238,826
Osaka Gas Co., Ltd.	449,962	6,842,621
Otsuka Corp.	67,722	2,217,927
Otsuka Holdings Co., Ltd.	250,292	8,412,423
PALTAC Corp.	59,376	1,836,086
Pan Pacific International Holdings Corp.	147,487	2,519,772
Panasonic Holdings Corp.	2,827,269	25,812,962
Penta-Ocean Construction Co., Ltd.	389,339	1,805,234
Persol Holdings Co., Ltd.	109,089	2,462,594
Recruit Holdings Co., Ltd.	295,211	9,158,438
Renesas Electronics Corp. *	216,019	2,037,272
Rengo Co., Ltd.	332,641	2,064,405
Resona Holdings, Inc.	1,341,926	6,355,732
Ricoh Co., Ltd.	801,079	6,234,569
Rinnai Corp.	23,957	1,747,759
Rohm Co., Ltd.	41,841	3,253,367
Ryohin Keikaku Co., Ltd.	217,063	2,254,008
SECURITY	NUMBER OF SHARES	VALUE ($)
Sankyu, Inc.	68,584	2,430,471
Santen Pharmaceutical Co., Ltd.	224,312	1,790,767
Sanwa Holdings Corp.	187,372	1,732,191
SBI Holdings, Inc.	119,541	2,242,786
Secom Co., Ltd.	104,252	6,339,245
Sega Sammy Holdings, Inc.	110,685	1,446,028
Seiko Epson Corp.	271,453	4,186,376
Seino Holdings Co., Ltd.	279,536	2,411,935
Sekisui Chemical Co., Ltd.	352,934	4,873,899
Sekisui House Ltd.	593,172	10,912,086
Seven & i Holdings Co., Ltd.	576,854	23,063,412
SG Holdings Co., Ltd.	199,116	3,039,394
Shikoku Electric Power Co., Inc.	326,306	1,760,846
Shimadzu Corp.	75,571	2,263,772
Shimamura Co., Ltd.	30,134	2,697,246
Shimano, Inc.	17,323	2,902,478
Shimizu Corp.	895,770	4,737,554
Shin-Etsu Chemical Co., Ltd.	127,687	16,077,545
Shionogi & Co., Ltd.	84,194	4,193,409
Shiseido Co., Ltd.	110,020	4,572,209
Showa Denko K.K.	231,546	3,630,663
SMC Corp.	11,959	5,293,019
Softbank Corp.	2,003,421	21,500,093
SoftBank Group Corp.	1,352,904	57,707,357
Sohgo Security Services Co., Ltd.	58,104	1,551,078
Sojitz Corp.	307,726	5,376,494
Sompo Holdings, Inc.	219,865	9,546,811
Sony Group Corp.	335,198	27,036,359
Stanley Electric Co., Ltd.	145,932	2,920,941
Subaru Corp.	1,005,594	16,946,068
SUMCO Corp.	138,825	2,012,634
Sumitomo Chemical Co., Ltd.	2,016,107	7,195,222
Sumitomo Corp.	1,126,706	18,143,245
Sumitomo Electric Industries Ltd.	1,312,026	15,048,714
Sumitomo Forestry Co., Ltd.	151,443	2,573,250
Sumitomo Heavy Industries Ltd.	185,026	3,861,228
Sumitomo Metal Mining Co., Ltd.	136,697	4,550,362
Sumitomo Mitsui Financial Group, Inc.	938,232	31,420,081
Sumitomo Mitsui Trust Holdings, Inc.	211,931	6,693,277
Sumitomo Realty & Development Co., Ltd.	196,181	5,224,370
Sumitomo Rubber Industries Ltd.	368,664	3,138,690
Sundrug Co., Ltd.	84,311	2,211,396
Suntory Beverage & Food Ltd.	85,983	2,874,521
Suzuken Co., Ltd.	176,732	4,679,839
Suzuki Motor Corp.	487,699	17,171,171
Sysmex Corp.	38,355	2,286,347
T&D Holdings, Inc.	320,975	3,836,794
Taiheiyo Cement Corp.	281,230	4,367,389
Taisei Corp.	219,428	6,549,503
Taiyo Yuden Co., Ltd.	52,452	1,640,770
Takashimaya Co., Ltd.	253,127	3,239,822
Takeda Pharmaceutical Co., Ltd.	804,267	23,342,994
TDK Corp.	216,772	7,580,961
Teijin Ltd.	394,305	3,752,595
Terumo Corp.	145,903	4,227,360
The Chugoku Electric Power Co., Inc.	529,828	2,714,827
The Kansai Electric Power Co., Inc.	1,266,475	10,582,699
The Yokohama Rubber Co., Ltd.	160,078	2,586,899
TIS, Inc.	103,381	2,881,984
Tobu Railway Co., Ltd.	133,446	3,165,445
Toho Gas Co., Ltd.	102,877	1,983,962
Toho Holdings Co., Ltd.	164,206	2,506,513
Tohoku Electric Power Co., Inc.	1,519,193	7,109,309
Tokio Marine Holdings, Inc.	936,139	18,965,637
Tokuyama Corp.	135,452	1,856,956
Tokyo Electric Power Co. Holdings, Inc. *	6,072,882	21,716,842
Tokyo Electron Ltd.	29,865	9,650,372
Tokyo Gas Co., Ltd.	559,413	10,126,682

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyu Corp.	331,687	4,157,378
Tokyu Fudosan Holdings Corp.	549,163	2,920,159
Toppan, Inc.	378,801	5,787,615
Toray Industries, Inc.	1,915,903	10,141,077
Toshiba Corp.	277,231	9,317,854
Tosoh Corp.	391,643	4,555,229
TOTO Ltd.	86,059	2,926,401
Toyo Seikan Group Holdings Ltd.	280,141	3,200,120
Toyo Suisan Kaisha Ltd.	64,048	2,648,394
Toyoda Gosei Co., Ltd.	132,031	2,159,200
Toyota Industries Corp.	97,755	5,471,310
Toyota Motor Corp.	7,846,099	113,047,026
Toyota Tsusho Corp.	294,200	11,026,702
TS Tech Co., Ltd.	201,835	2,324,415
Tsuruha Holdings, Inc.	41,567	2,642,248
UBE Corp.	213,902	3,064,283
Unicharm Corp.	91,821	3,344,748
West Japan Railway Co.	206,632	8,641,998
Yakult Honsha Co., Ltd.	45,700	2,865,666
Yamada Holdings Co., Ltd.	1,652,176	5,647,757
Yamaha Corp.	68,732	2,664,756
Yamaha Motor Co., Ltd.	350,080	8,567,602
Yamato Holdings Co., Ltd.	385,204	6,329,889
Yamazaki Baking Co., Ltd.	213,407	2,417,919
Yaskawa Electric Corp.	74,959	2,387,794
Yokogawa Electric Corp.	144,937	2,665,245
Z Holdings Corp.	712,827	1,907,990
		2,178,167,273

Netherlands 2.6%
Aalberts N.V.	44,081	1,706,589
ABN AMRO Bank N.V., GDR	497,269	6,264,478
Aegon N.V.	1,557,962	7,481,780
Akzo Nobel N.V.	162,086	11,385,360
APERAM S.A.	53,235	1,633,440
ArcelorMittal S.A.	823,953	21,896,766
ASML Holding N.V.	26,612	15,374,724
ASR Nederland N.V.	99,440	4,452,870
EXOR N.V. *	247,195	19,109,683
Heineken Holding N.V.	68,885	5,110,321
Heineken N.V.	83,978	7,633,389
ING Groep N.V.	2,505,880	29,904,273
Koninklijke Ahold Delhaize N.V.	1,143,841	32,759,273
Koninklijke DSM N.V.	52,917	6,663,635
Koninklijke KPN N.V.	2,001,148	6,061,937
Koninklijke Philips N.V.	617,440	9,022,521
NN Group N.V.	232,153	9,709,654
Randstad N.V.	134,556	7,620,006
SBM Offshore N.V.	145,187	2,273,022
Signify N.V.	117,445	3,901,112
Unibail-Rodamco-Westfield *	77,608	4,046,595
Wolters Kluwer N.V.	49,309	5,341,109
		219,352,537

New Zealand 0.1%
Fletcher Building Ltd.	825,903	2,539,193
Spark New Zealand Ltd.	1,004,532	3,213,161
		5,752,354

Norway 0.7%
DNB Bank A.S.A.	435,767	8,325,380
Equinor A.S.A.	571,942	21,745,056
Mowi A.S.A.	207,051	3,190,543
Norsk Hydro A.S.A.	837,704	6,097,647
Orkla A.S.A.	419,822	2,945,573
Subsea 7 S.A.	349,921	3,879,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Telenor A.S.A.	591,189	5,650,332
Yara International A.S.A. (a)	133,053	6,004,709
		57,838,809

Poland 0.3%
Bank Polska Kasa Opieki S.A.	93,847	1,734,347
KGHM Polska Miedz S.A.	98,477	2,511,870
PGE Polska Grupa Energetyczna S.A. *	1,265,432	1,803,420
Polski Koncern Naftowy Orlen S.A.	1,107,567	15,930,775
Powszechna Kasa Oszczednosci Bank Polski S.A.	346,767	2,165,432
Powszechny Zaklad Ubezpieczen S.A.	506,871	3,528,078
		27,673,922

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,976,721	9,197,658
Galp Energia, SGPS, S.A.	558,430	6,776,226
Jeronimo Martins, SGPS, S.A.	131,930	2,879,844
		18,853,728

Republic of Korea 5.6%
Amorepacific Corp.	15,722	1,555,689
BNK Financial Group, Inc.	388,521	2,177,026
CJ CheilJedang Corp.	10,051	3,010,308
CJ Corp.	48,819	2,839,153
Coway Co., Ltd.	40,276	1,759,031
DB Insurance Co., Ltd.	66,415	3,127,248
Doosan Enerbility Co., Ltd. *	122,106	1,550,802
E-MART, Inc.	50,759	3,544,682
GS Engineering & Construction Corp.	94,401	1,674,931
GS Holdings Corp.	134,852	4,969,335
Hana Financial Group, Inc.	260,781	8,809,033
Hankook Tire & Technology Co., Ltd.	113,513	2,926,369
Hanwha Corp.	145,952	3,214,851
Hanwha Solutions Corp. *	74,349	2,891,992
HD Hyundai Co., Ltd.	109,134	5,337,334
Hyundai Engineering & Construction Co., Ltd.	117,615	3,656,379
Hyundai Glovis Co., Ltd.	24,804	3,319,487
Hyundai Marine & Fire Insurance Co., Ltd.	115,714	2,649,705
Hyundai Mobis Co., Ltd.	92,088	14,872,612
Hyundai Motor Co.	149,636	19,174,648
Hyundai Steel Co.	207,132	5,324,165
Industrial Bank of Korea	313,894	2,665,665
KB Financial Group, Inc.	252,667	10,058,018
Kia Corp.	263,211	13,690,924
Korea Electric Power Corp. *	897,288	14,083,377
Korea Gas Corp.	70,657	1,869,757
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	47,009	2,790,920
Korea Zinc Co., Ltd.	7,442	3,554,961
Korean Air Lines Co., Ltd. *	110,010	2,122,876
KT&G Corp.	81,596	6,180,718
LG Chem Ltd.	19,481	10,930,690
LG Corp.	47,486	3,028,072
LG Display Co., Ltd.	547,407	5,997,673
LG Electronics, Inc.	142,250	10,527,050
LG H&H Co., Ltd.	4,225	2,101,528
LG Innotek Co., Ltd.	7,930	1,866,979
LG Uplus Corp.	382,955	3,513,482
Lotte Chemical Corp.	30,588	4,255,903
Lotte Shopping Co., Ltd.	36,894	2,363,834
NAVER Corp.	14,023	1,988,324
NCSoft Corp.	5,018	1,790,172
POSCO Holdings, Inc.	130,394	29,611,406

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Posco International Corp.	146,958	2,674,294
Samsung C&T Corp.	65,793	6,086,171
Samsung Electro-Mechanics Co., Ltd.	31,777	3,397,321
Samsung Electronics Co., Ltd.	3,198,761	150,860,927
Samsung Fire & Marine Insurance Co., Ltd.	37,421	5,830,849
Samsung Life Insurance Co., Ltd.	67,800	3,773,378
Samsung SDI Co., Ltd.	8,401	4,643,689
Samsung SDS Co., Ltd.	26,221	2,534,919
Shinhan Financial Group Co., Ltd.	407,856	11,782,472
SK Hynix, Inc.	335,331	21,612,113
SK Innovation Co., Ltd. *	69,770	9,469,485
SK Telecom Co., Ltd.	60,265	2,284,756
SK, Inc.	68,500	11,374,682
S-Oil Corp.	40,075	2,649,687
Woori Financial Group, Inc.	495,841	4,887,541
		477,239,393

Singapore 0.8%
ComfortDelGro Corp., Ltd.	2,337,850	2,098,486
DBS Group Holdings Ltd.	559,720	14,373,894
Golden Agri-Resources Ltd.	9,997,537	2,115,804
Jardine Cycle & Carriage Ltd.	118,239	2,606,728
Keppel Corp., Ltd.	689,096	3,791,713
Oversea-Chinese Banking Corp., Ltd.	1,284,474	11,660,845
Singapore Airlines Ltd. *	701,308	2,814,854
Singapore Telecommunications Ltd.	4,602,446	9,135,702
United Overseas Bank Ltd.	451,866	10,288,418
Venture Corp., Ltd.	170,321	2,150,298
Wilmar International Ltd.	2,031,593	6,078,619
		67,115,361

Spain 3.1%
Acciona S.A.	10,898	2,091,617
Acerinox S.A.	184,418	1,785,308
ACS, Actividades de Construccion y Servicios S.A.	301,764	8,407,846
Aena SME S.A. *	24,071	3,055,953
Amadeus IT Group S.A. *	92,510	4,882,664
Banco Bilbao Vizcaya Argentaria S.A.	6,300,739	36,408,157
Banco De Sabadell S.A.	8,061,254	7,382,259
Banco Santander S.A.	21,610,142	63,426,129
CaixaBank S.A.	1,645,000	6,033,223
Enagas S.A.	120,201	2,132,470
Endesa S.A.	247,331	4,507,558
Ferrovial S.A.	113,079	2,980,653
Grifols S.A. *	162,838	1,702,649
Iberdrola S.A.	3,177,050	35,264,063
Industria de Diseno Textil S.A.	409,336	10,477,812
Mapfre S.A. (a)	1,221,081	2,285,746
Naturgy Energy Group S.A. (a)	196,327	5,413,525
Red Electrica Corp. S.A.	195,632	3,383,058
Repsol S.A.	1,740,219	26,518,879
Telefonica S.A.	8,792,998	32,457,545
		260,597,114

Sweden 1.8%
Alfa Laval AB	91,888	2,565,226
Alleima AB *	110,205	421,751
Assa Abloy AB, B Shares	256,076	5,722,436
Atlas Copco AB, A Shares	568,835	6,889,732
Atlas Copco AB, B Shares	341,631	3,746,991
Boliden AB	166,547	6,058,214
Electrolux AB, B Shares	193,098	2,689,371
Epiroc AB, A Shares	106,499	1,996,394
Epiroc AB, B Shares	86,056	1,401,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Essity AB, B Shares	280,203	6,716,169
H & M Hennes & Mauritz AB, B Shares (a)	687,411	7,520,149
Hexagon AB, B Shares	294,705	3,265,196
Husqvarna AB, B Shares	232,148	1,762,042
Industrivarden AB, A Shares	79,217	1,990,862
Industrivarden AB, C Shares	47,379	1,182,276
Investor AB, A Shares	147,302	2,761,964
Investor AB, B Shares	550,099	9,956,030
Orron Energy AB	543,654	1,218,962
Sandvik AB	393,649	7,050,672
Securitas AB, B Shares	426,671	3,416,153
Skandinaviska Enskilda Banken AB, A Shares	523,323	5,876,698
Skanska AB, B Shares	306,890	4,847,767
SKF AB, B Shares	285,058	4,633,883
SSAB AB, A Shares	237,273	1,332,349
SSAB AB, B Shares	661,801	3,623,093
Svenska Cellulosa AB, S.C.A., B Shares	155,504	2,057,579
Svenska Handelsbanken AB, A Shares	661,132	6,550,066
Swedbank AB, A Shares	583,351	9,255,893
Tele2 AB, B Shares	231,392	2,014,086
Telefonaktiebolaget LM Ericsson, B Shares	1,051,763	6,422,739
Telia Co. AB	2,240,965	6,014,406
Trelleborg AB, B Shares	116,349	2,772,396
Volvo AB, A Shares	153,076	2,868,076
Volvo AB, B Shares	1,007,571	18,139,264
		154,740,630

Switzerland 4.9%
ABB Ltd.	529,992	16,332,265
Accelleron Industries AG *	25,801	520,624
Adecco Group AG	248,172	8,296,277
Alcon, Inc.	83,540	5,616,974
Baloise Holding AG	18,711	2,794,621
Barry Callebaut AG	1,047	2,113,231
Chocoladefabriken Lindt & Spruengli AG	16	1,627,289
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	186	1,936,626
Cie Financiere Richemont S.A., Class A	116,763	15,202,782
Clariant AG	108,015	1,723,252
Credit Suisse Group AG (a)	1,392,596	4,124,803
DKSH Holding AG	29,144	2,171,844
Dufry AG *	52,447	2,103,935
Geberit AG	7,447	3,492,332
Georg Fischer AG	40,851	2,431,122
Givaudan S.A.	1,526	5,070,917
Holcim AG	422,548	21,625,233
Julius Baer Group Ltd.	61,747	3,489,329
Kuehne & Nagel International AG	13,977	3,353,600
Logitech International S.A.	36,784	2,156,656
Lonza Group AG	7,879	4,053,829
Nestle S.A.	726,018	85,605,733
Novartis AG	596,764	52,394,971
Partners Group Holding AG	2,561	2,486,408
Roche Holding AG	194,840	62,945,948
Roche Holding AG, Bearer Shares	7,018	2,787,312
Schindler Holding AG	6,799	1,204,588
Schindler Holding AG, Participation Certificates	12,382	2,302,253
SGS S.A.	1,760	4,064,025
SIG Group AG	84,646	1,839,068
Sika AG	17,549	4,365,377
Sonova Holding AG	7,351	1,867,166
Swiss Life Holding AG	12,472	6,566,209
Swiss Prime Site AG	24,405	2,010,803

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swiss Re AG	154,024	13,615,220
Swisscom AG	13,921	7,425,507
The Swatch Group AG	28,125	1,333,115
The Swatch Group AG, Bearer Shares	19,291	5,057,876
UBS Group AG	1,263,583	22,844,626
Zurich Insurance Group AG	60,533	28,775,015
		419,728,761

United Kingdom 16.2%
3i Group plc	263,410	4,230,177
abrdn plc	3,040,896	7,040,008
Admiral Group plc	69,734	1,682,517
Anglo American plc	575,180	23,340,759
Antofagasta plc	142,813	2,395,521
Ashtead Group plc	117,428	6,957,290
Associated British Foods plc	304,791	5,738,645
AstraZeneca plc	257,974	34,304,326
Aviva plc	2,164,720	11,453,900
B&M European Value Retail S.A.	374,770	1,826,762
BAE Systems plc	1,484,274	14,540,459
Balfour Beatty plc	726,903	2,803,036
Barclays plc	10,625,084	20,402,364
Barratt Developments plc	962,742	4,559,748
Bellway plc	123,824	2,958,088
Berkeley Group Holdings plc	80,351	3,646,746
BP plc	23,109,039	136,914,770
British American Tobacco plc	1,267,417	51,182,636
BT Group plc	10,013,228	14,476,652
Bunzl plc	132,769	4,819,333
Burberry Group plc	171,870	4,455,884
Centrica plc	9,364,696	10,601,488
Coca-Cola HBC AG	99,707	2,392,633
Compass Group plc	704,329	15,702,064
CRH plc	456,522	17,900,404
Croda International plc	23,575	1,907,447
Currys plc	3,781,971	3,501,821
DCC plc	93,478	4,885,965
Diageo plc	421,886	19,132,309
Direct Line Insurance Group plc	1,437,391	3,572,504
Drax Group plc	243,570	1,762,160
DS Smith plc	1,051,053	3,796,403
Entain plc	113,436	1,893,975
Experian plc	153,830	5,321,848
Ferguson plc	86,760	9,673,052
FirstGroup plc	1,826,962	2,221,420
Flutter Entertainment plc *	18,265	2,648,280
Glencore plc	12,571,595	84,364,479
GSK plc	1,708,479	28,623,144
Haleon plc *	2,154,383	7,289,026
Hays plc	1,786,222	2,490,965
HSBC Holdings plc	10,862,430	65,935,143
IMI plc	106,782	1,714,207
Imperial Brands plc	860,382	21,773,366
Inchcape plc	404,765	4,003,298
Informa plc	421,986	3,086,620
InterContinental Hotels Group plc	36,901	2,108,061
International Consolidated Airlines Group S.A. *(a)	1,540,061	2,465,709
International Distributions Services plc	1,638,914	4,457,872
Intertek Group plc	49,865	2,402,092
ITV plc	3,238,331	2,886,997
J Sainsbury plc	2,802,822	7,430,123
John Wood Group plc *	1,297,854	2,017,027
Johnson Matthey plc	258,388	6,428,152
Kingfisher plc	2,700,005	7,752,417
Land Securities Group plc	237,200	1,735,001
Legal & General Group plc	3,014,988	9,033,822
Lloyds Banking Group plc	52,119,672	29,113,616
SECURITY	NUMBER OF SHARES	VALUE ($)
London Stock Exchange Group plc	27,015	2,653,560
M&G plc	4,570,084	10,460,511
Marks & Spencer Group plc *	3,075,292	4,414,982
Melrose Industries plc	1,866,775	2,937,883
Micro Focus International plc	557,383	3,466,298
Mondi plc	383,457	7,046,248
National Grid plc	1,833,860	22,156,112
NatWest Group plc	1,599,013	4,987,269
Next plc	44,049	3,063,545
Pearson plc	435,910	5,166,335
Pennon Group plc	154,830	1,688,985
Persimmon plc	300,032	4,544,959
Phoenix Group Holdings plc	266,835	1,871,052
Prudential plc	859,318	10,022,806
Reckitt Benckiser Group plc	162,500	11,510,645
RELX plc	368,890	10,156,873
Rentokil Initial plc	492,449	3,175,081
Rio Tinto plc	732,481	48,718,608
Severn Trent plc	93,857	3,031,319
Shell plc	8,988,990	261,629,932
Smith & Nephew plc	362,073	4,680,597
Smiths Group plc	179,916	3,403,552
Smurfit Kappa Group plc	146,981	5,191,677
Spectris plc	55,011	2,079,370
SSE plc	660,203	13,432,839
St. James's Place plc	121,197	1,659,114
Standard Chartered plc	1,358,401	9,987,802
Tate & Lyle plc	294,079	2,559,398
Taylor Wimpey plc	3,654,552	4,500,181
Tesco plc	7,598,218	20,585,835
The Sage Group plc	305,487	2,898,067
The Weir Group plc	96,234	2,030,229
Travis Perkins plc	233,792	2,574,298
TUI AG *(a)	1,515,174	2,657,912
Unilever plc	999,618	49,332,048
United Utilities Group plc	285,939	3,486,974
Vodafone Group plc	38,699,749	42,326,792
Whitbread plc	87,629	2,696,595
WPP plc	777,420	8,013,981
		1,370,554,795
Total Common Stocks (Cost $7,932,465,477)		8,348,160,340

PREFERRED STOCKS 1.0% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	66,419	5,652,294
FUCHS PETROLUB SE	67,973	2,326,414
Henkel AG & Co. KGaA	119,923	8,450,881
Volkswagen AG	234,616	33,795,967
		50,225,556

Italy 0.0%
Telecom Italia S.p.A. - RSP *	21,871,153	4,533,201

Republic of Korea 0.4%
Amorepacific Corp.	11,252	425,731
Hyundai Motor Co., Ltd.	25,304	1,607,822
Hyundai Motor Co., Ltd. 2nd	40,792	2,542,444
LG Chem Ltd.	3,633	922,815
LG Electronics, Inc.	31,460	1,093,711
LG H&H Co., Ltd.	1,572	333,149
Samsung Electronics Co., Ltd.	559,461	23,712,985
		30,638,657

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
Grifols S.A., B Shares *	84,139	657,117
Total Preferred Stocks (Cost $92,624,635)		86,054,531

RIGHTS 0.0% OF NET ASSETS

France 0.0%
ALD S.A.
expires 12/13/22, strike EUR 7.50 *	127,424	108,898

Switzerland 0.0%
Credit Suisse Group AG
expires 12/08/22, strike CHF 2.52 *(a)	1,392,596	128,626
Total Rights (Cost $0)		237,524

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	2,814,963	2,814,963
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	35,940,476	35,940,476
		38,755,439
Total Short-Term Investments (Cost $38,755,439)		38,755,439
Total Investments in Securities (Cost $8,063,845,551)		8,473,207,834

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/16/22	463	45,832,370	3,961,982

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,087,132.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

CHF —	Swiss Franc
EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,202,472,752	$—	$—	$8,202,472,752
Hong Kong	145,095,709	—	591,879	145,687,588
Preferred Stocks[1]	86,054,531	—	—	86,054,531
Rights[1]	237,524	—	—	237,524
Short-Term Investments[1]	38,755,439	—	—	38,755,439
Futures Contracts[2]	3,961,982	—	—	3,961,982
Total	$8,476,577,937	$—	$591,879	$8,477,169,816

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 5.3%
29Metals Ltd.	386,108	630,927
Adbri Ltd.	968,511	1,115,612
ALS Ltd.	247,594	2,009,662
Ansell Ltd.	181,595	3,506,136
ARB Corp., Ltd.	25,993	492,807
ASX Ltd.	47,598	2,246,328
Austal Ltd.	763,313	1,247,305
Bank of Queensland Ltd.	642,871	3,091,210
Bapcor Ltd.	282,003	1,303,116
Beach Energy Ltd.	2,008,536	2,394,307
Bega Cheese Ltd.	375,960	881,231
Bendigo & Adelaide Bank Ltd.	610,445	3,740,657
Blackmores Ltd.	12,925	614,480
Boral Ltd.	858,616	1,742,296
Breville Group Ltd.	61,537	834,941
carsales.com Ltd.	83,080	1,270,787
Challenger Ltd.	454,511	2,218,974
Champion Iron Ltd.	170,811	727,534
Charter Hall Group	109,932	1,027,019
Charter Hall Retail REIT	261,040	708,015
Cleanaway Waste Management Ltd.	841,412	1,555,242
Cochlear Ltd.	16,346	2,343,078
Collins Foods Ltd.	93,373	478,369
Coronado Global Resources, Inc.	929,773	1,313,831
Costa Group Holdings Ltd.	471,350	833,351
Credit Corp. Group Ltd.	25,882	349,090
Cromwell Property Group	1,216,537	574,374
CSR Ltd.	879,040	2,855,161
Dexus	484,872	2,597,750
Domino's Pizza Enterprises Ltd.	18,543	824,323
Eagers Automotive Ltd.	220,085	1,807,013
Eclipx Group Ltd. *	723,524	998,161
Elders Ltd.	141,265	976,325
Endeavour Group Ltd.	750,286	3,502,192
Event Hospitality & Entertainment Ltd.	109,499	1,005,375
Evolution Mining Ltd.	1,523,631	2,744,810
Flight Centre Travel Group Ltd. *	154,905	1,666,062
G.U.D. Holdings Ltd.	80,041	436,868
G8 Education Ltd.	1,586,581	1,035,970
GrainCorp Ltd., Class A	409,592	2,216,374
GWA Group Ltd.	458,052	650,326
Harvey Norman Holdings Ltd.	777,180	2,212,029
Healius Ltd.	532,884	1,038,499
Helia Group Ltd.	662,743	1,202,804
Humm Group Ltd.	1,169,731	446,520
IGO Ltd.	151,974	1,567,366
Iluka Resources Ltd.	137,547	929,443
Inghams Group Ltd.	318,350	601,221
Insignia Financial Ltd.	786,798	1,717,755
InvoCare Ltd.	80,510	603,876
IRESS Ltd.	138,125	879,697
Link Administration Holdings Ltd.	489,745	1,161,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Magellan Financial Group Ltd. (a)	118,336	775,854
McMillan Shakespeare Ltd.	94,548	933,952
Mineral Resources Ltd.	63,675	3,727,864
Monadelphous Group Ltd.	219,104	2,014,657
Myer Holdings Ltd.	3,416,484	1,681,694
nib Holdings Ltd.	414,452	2,026,177
Nine Entertainment Co. Holdings Ltd.	1,099,629	1,546,485
Northern Star Resources Ltd.	420,258	2,983,336
NRW Holdings Ltd.	1,246,357	2,278,691
Nufarm Ltd.	505,908	2,039,616
oOh!media Ltd.	483,503	440,371
OZ Minerals Ltd.	158,541	2,912,378
Pact Group Holdings Ltd.	324,024	230,019
Pendal Group Ltd.	503,109	1,684,660
Perenti Global Ltd. *	2,750,091	2,025,909
Perpetual Ltd. (a)	68,042	1,139,193
Perseus Mining Ltd.	384,149	573,700
Platinum Asset Management Ltd.	743,499	898,748
Premier Investments Ltd.	61,352	1,042,388
Qube Holdings Ltd.	952,363	1,773,077
Ramelius Resources Ltd.	598,089	342,462
REA Group Ltd.	9,188	758,751
Reece Ltd.	124,156	1,275,479
Region RE Ltd.	446,591	825,466
Regis Resources Ltd.	1,257,746	1,625,663
Reliance Worldwide Corp., Ltd.	458,268	939,120
Sandfire Resources Ltd.	385,080	1,289,440
SEEK Ltd.	139,036	2,055,922
Service Stream Ltd.	835,788	386,212
Seven Group Holdings Ltd.	96,109	1,349,074
Sierra Rutile Holdings Ltd. *	144,193	20,762
Silver Lake Resources Ltd. *	395,660	320,618
Southern Cross Media Group Ltd.	747,056	525,319
St. Barbara Ltd. *	1,855,580	751,823
Steadfast Group Ltd.	259,660	923,379
Super Retail Group Ltd.	250,476	1,843,504
The GPT Group	908,552	2,725,888
The Star Entertainment Grp Ltd. *	1,540,843	2,796,456
United Malt Grp Ltd.	309,694	692,723
Washington H Soul Pattinson & Co., Ltd.	81,029	1,536,245
Waypoint REIT Ltd.	261,686	487,198
Webjet Ltd. *	115,920	495,290
Whitehaven Coal Ltd.	1,381,574	9,289,410
		140,912,629

Austria 0.7%
ANDRITZ AG	84,425	4,515,919
AT&S Austria Technologie & Systemtechnik AG	20,500	730,331
CA Immobilien Anlagen AG	22,188	724,214
EVN AG	42,664	776,664
IMMOFINANZ AG *	25,087	317,203
Lenzing AG (a)	20,788	1,393,424
Mayr Melnhof Karton AG	12,268	2,046,342
Oesterreichische Post AG (a)	52,962	1,739,581

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
S IMMO AG	5,657	84,459
Strabag SE	38,980	1,605,430
UNIQA Insurance Group AG	159,909	1,173,956
Verbund AG	18,127	1,606,077
Vienna Insurance Group AG Wiener Versicherung Gruppe	59,729	1,371,449
		18,085,049

Belgium 1.3%
Ackermans & van Haaren N.V.	23,327	3,626,815
Aedifica S.A.	4,175	322,194
AGFA-Gevaert N.V. *	321,280	919,640
Barco N.V.	67,984	1,520,394
Bekaert S.A.	76,548	2,662,460
bpost S.A.	405,486	2,292,122
Cie d'Entreprises CFE *	12,516	120,881
Cofinimmo S.A.	12,545	1,070,816
Deme Group NV *	11,412	1,382,783
D'ieteren Group	16,715	3,109,955
Elia Group S.A./N.V.	16,569	2,320,196
Euronav N.V. *	250,778	4,805,353
Fagron	29,634	382,018
KBC Ancora	19,618	797,887
Melexis N.V.	11,386	970,127
Ontex Group N.V. *	378,282	2,488,892
Recticel S.A.	35,627	547,315
Sofina S.A.	6,757	1,430,430
Telenet Group Holding N.V.	137,534	2,145,420
Tessenderlo Group S.A. *	42,523	1,396,703
Warehouses De Pauw CVA	24,145	628,981
		34,941,382

Canada 8.0%
Aecon Group, Inc.	164,435	1,191,083
Ag Growth International, Inc.	26,109	840,449
Air Canada *	268,985	3,827,337
Alamos Gold, Inc., Class A	220,201	2,118,036
Allied Properties Real Estate Investment Trust	61,833	1,197,709
Altus Group Ltd.	17,980	705,964
ARC Resources Ltd.	463,181	6,826,257
Aritzia, Inc. *	12,740	480,863
Artis Real Estate Investment Trust	149,714	1,023,714
ATS Corp. *	29,347	970,224
AutoCanada, Inc. *	43,597	866,023
B2Gold Corp.	861,539	2,980,466
Badger Infrastructure Solutions Ltd.	37,548	781,592
Birchcliff Energy Ltd.	185,885	1,472,601
BlackBerry Ltd. *	161,367	776,066
Boardwalk Real Estate Investment Trust	25,914	952,684
Bombardier, Inc., Class B *	75,712	2,646,597
Boralex, Inc., Class A	29,310	817,446
Boyd Group Services, Inc.	11,566	1,864,108
Brookfield Infrastructure Corp., Class A	76,688	3,565,424
Brookfield Renewable Corp., Class A	18,981	613,519
BRP, Inc.	21,906	1,626,509
CAE, Inc. *	154,123	3,307,102
Cameco Corp.	142,983	3,456,187
Canaccord Genuity Group, Inc.	90,874	524,853
Canadian Apartment Properties REIT	69,893	2,252,950
Canadian Western Bank	75,447	1,438,596
Canfor Corp. *	109,744	1,929,040
Capital Power Corp.	96,062	3,276,467
Cargojet, Inc.	3,767	365,002
Cascades, Inc.	365,110	2,246,085
Celestica, Inc. *	367,960	4,073,969
Centerra Gold, Inc.	351,048	1,861,795
SECURITY	NUMBER OF SHARES	VALUE ($)
Chartwell Retirement Residences	175,619	1,077,783
Chemtrade Logistics Income Fund	261,417	1,787,516
Choice Properties Real Estate Investment Trust	117,023	1,271,482
Chorus Aviation, Inc. *	549,050	1,287,880
Cineplex, Inc. *(a)	150,239	1,141,448
Cogeco Communications, Inc.	13,552	752,322
Cogeco, Inc.	33,291	1,473,379
Colliers International Group, Inc.	11,112	1,041,120
Crombie Real Estate Investment Trust	66,192	794,382
Doman Building Materials Group Ltd. (a)	122,822	533,615
Dream Industrial Real Estate Investment Trust	45,319	404,150
Dream Office Real Estate Investment Trust	65,393	746,687
Dundee Precious Metals, Inc.	99,128	464,308
ECN Capital Corp.	123,563	278,899
Eldorado Gold Corp. *	114,256	868,909
Element Fleet Management Corp.	217,693	3,060,580
Enerflex Ltd.	365,888	2,407,406
Enerplus Corp.	171,655	3,166,697
Enghouse Systems Ltd.	17,025	390,557
EQB, Inc.	9,947	441,404
Exchange Income Corp.	43,201	1,541,686
Extendicare, Inc.	118,048	589,500
Fiera Capital Corp.	61,020	397,438
First Capital Real Estate Investment Trust	198,604	2,512,398
FirstService Corp.	9,054	1,163,857
Fortuna Silver Mines, Inc. *	176,137	652,215
Gibson Energy, Inc.	204,080	3,674,554
goeasy Ltd.	4,596	405,866
Granite Real Estate Investment Trust	16,764	985,412
H&R Real Estate Investment Trust	346,804	3,182,298
Hardwoods Distribution, Inc.	18,396	353,075
Home Capital Group, Inc.	62,341	1,963,532
Hudbay Minerals, Inc.	375,692	2,103,343
IAMGOLD Corp. *	1,162,747	2,358,600
IGM Financial, Inc.	84,271	2,426,125
Innergex Renewable Energy, Inc.	62,204	772,675
Interfor Corp. *	88,756	1,649,813
Killam Apartment Real Estate Investment Trust	52,716	661,040
Labrador Iron Ore Royalty Corp.	18,677	468,682
Laurentian Bank of Canada	51,347	1,257,825
Maple Leaf Foods, Inc.	116,341	2,183,164
Martinrea International, Inc.	400,990	3,522,749
MEG Energy Corp. *	255,530	3,609,500
Mullen Group Ltd.	162,695	1,837,324
NFI Group, Inc. (a)	173,763	1,275,313
Northland Power, Inc.	115,450	3,244,556
NorthWest Healthcare Properties Real Estate Investment Trust	105,905	792,120
NuVista Energy Ltd. *	135,406	1,378,331
Obsidian Energy Ltd. *	50,603	380,353
OceanaGold Corp. *	1,119,083	1,890,315
Pan American Silver Corp.	123,866	2,018,293
Parex Resources, Inc.	156,867	2,228,560
Pason Systems, Inc.	78,734	932,124
Peyto Exploration & Development Corp.	218,774	2,420,602
PrairieSky Royalty Ltd.	82,621	1,344,412
Precision Drilling Corp. *	34,429	2,727,502
Premium Brands Holdings Corp.	23,808	1,489,734
Primo Water Corp.	154,820	2,399,327
Richelieu Hardware Ltd.	46,124	1,327,209
Ritchie Bros. Auctioneers, Inc.	37,643	2,047,777
Russel Metals, Inc.	134,442	2,870,912
Secure Energy Services, Inc.	360,292	1,990,549

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ShawCor Ltd. *	285,048	2,624,031
Shopify, Inc., Class A *	31,951	1,302,362
Sienna Senior Living, Inc.	76,602	661,658
Sierra Wireless, Inc. *	22,682	659,530
Silvercorp Metals, Inc.	152,509	422,980
Sleep Country Canada Holdings, Inc.	35,759	609,304
SmartCentres Real Estate Investment Trust	95,812	1,943,520
SSR Mining, Inc.	80,488	1,209,962
Stantec, Inc.	69,682	3,420,622
Stelco Holdings, Inc.	30,313	1,004,620
Stella-Jones, Inc.	90,268	3,178,723
Superior Plus Corp.	240,920	1,812,631
The Descartes Systems Group, Inc. *	10,811	744,737
The North West Co., Inc.	66,296	1,849,461
TMX Group Ltd.	19,364	2,014,530
Torex Gold Resources, Inc. *	145,741	1,338,405
Toromont Industries Ltd.	41,259	3,115,805
TransAlta Corp.	344,201	3,188,880
TransAlta Renewables, Inc.	36,313	382,764
Transcontinental, Inc., Class A	201,776	2,521,270
Trican Well Service Ltd. *	219,042	646,285
Tricon Residential, Inc.	59,455	505,655
Turquoise Hill Resources Ltd. *	57,500	1,786,457
Uni-Select, Inc. *	42,560	1,429,340
Vermilion Energy, Inc.	252,147	4,945,481
Wajax Corp.	40,560	619,305
Western Forest Products, Inc.	717,221	581,945
Westshore Terminals Investment Corp.	35,662	632,378
Whitecap Resources, Inc.	225,827	1,787,360
Winpak Ltd.	34,781	1,116,009
Yamana Gold, Inc.	718,305	3,883,732
		211,237,643

Denmark 1.6%
Alm Brand A/S	439,364	711,624
Chr. Hansen Holding A/S	40,901	2,472,054
D/S Norden A/S	48,223	2,475,337
Demant A/S *	45,156	1,250,218
Dfds A/S	46,204	1,590,087
FLSmidth & Co. A/S	102,797	2,964,217
Genmab A/S *	6,220	2,814,788
GN Store Nord A/S	68,842	1,609,620
H. Lundbeck A/S	331,812	1,213,112
H. Lundbeck A/S, Class A *	69,433	241,017
Jyske Bank A/S *	57,353	3,416,393
Matas A/S	54,410	534,406
NKT A/S *	25,103	1,313,584
Per Aarsleff Holding A/S	47,222	1,506,800
Ringkjoebing Landbobank A/S	7,290	897,159
Rockwool A/S, Class B	7,018	1,505,377
Royal Unibrew A/S	29,102	1,958,343
Scandinavian Tobacco Group A/S, Class A	86,844	1,512,379
Schouw & Co. A/S	24,937	1,774,384
SimCorp A/S	17,399	1,104,825
Solar A/S, B Shares	7,917	659,777
Spar Nord Bank A/S	49,885	719,578
Sydbank A/S	72,769	2,661,457
Topdanmark A/S	24,939	1,285,669
Tryg A/S	119,162	2,730,084
		40,922,289

Finland 1.1%
Aktia Bank Oyj	64,205	666,375
Cargotec Oyj, B Shares	79,129	3,218,269
Finnair Oyj *(a)	1,947,213	901,023
SECURITY	NUMBER OF SHARES	VALUE ($)
Kamux Corp. (a)	51,791	271,966
Kemira Oyj	184,252	2,635,142
Kojamo Oyj	73,311	1,077,921
Konecranes Oyj	112,463	3,245,804
Metsa Board Oyj, B Shares	186,136	1,628,108
Metso Outotec Oyj	152,657	1,406,476
Orion Oyj, B Shares	79,804	4,169,314
Sanoma Oyj	83,719	970,626
Terveystalo Oyj	57,825	372,122
TietoEVRY Oyj	96,644	2,579,285
Tokmanni Group Corp.	61,502	830,831
Uponor Oyj	72,233	1,090,333
Valmet Oyj	154,688	3,905,410
YIT Oyj	417,132	1,145,906
		30,114,911

France 4.0%
Accor S.A. *	120,252	3,122,676
Aeroports de Paris *	21,415	3,235,830
Altarea S.C.A.	3,326	463,693
Alten S.A.	21,737	2,674,589
Amundi S.A.	52,285	2,880,185
Beneteau S.A.	62,913	700,902
BioMerieux	18,862	1,865,606
Carmila S.A.	31,426	443,301
CGG S.A. *	3,022,539	2,052,778
Cie Plastic Omnium S.A.	158,528	2,420,676
Coface S.A.	111,720	1,344,730
Covivio	40,851	2,326,041
Dassault Aviation S.A.	14,297	2,225,801
Derichebourg S.A.	169,720	892,110
Elior Group S.A. *(a)	812,909	2,427,334
Eramet S.A.	10,170	845,053
Eurazeo SE	52,747	3,250,510
Eurofins Scientific SE	37,204	2,544,357
Euronext N.V.	26,842	2,010,378
Fnac Darty S.A.	61,820	2,241,857
Gaztransport Et Technigaz S.A.	10,570	1,298,389
Gecina S.A.	28,183	2,705,986
Getlink SE	206,430	3,365,739
ICADE	45,019	1,827,267
Imerys S.A.	91,165	3,535,070
Ipsen S.A.	19,812	2,186,818
IPSOS	53,485	3,006,867
JCDecaux SE *	110,490	1,968,152
Kaufman & Broad S.A.	40,795	1,081,617
Korian S.A.	143,193	1,412,462
La Francaise des Jeux SAEM	39,327	1,547,644
Lagardere S.A.	117,192	2,318,008
Maisons du Monde S.A.	101,005	1,227,197
Mercialys S.A.	128,952	1,218,214
Mersen S.A.	27,861	1,055,684
Metropole Television S.A.	132,447	1,872,415
Nexans S.A.	32,524	2,816,368
Nexity S.A.	111,424	2,755,759
Orpea S.A. *(a)	108,115	727,146
Quadient S.A.	113,643	1,700,191
Remy Cointreau S.A.	7,422	1,259,412
Rothschild & Co.	25,291	977,835
Sartorius Stedim Biotech	2,303	766,636
SMCP S.A. *	91,332	637,591
Societe BIC S.A.	56,816	3,703,087
SOITEC *	2,771	438,103
Sopra Steria Group S.A.	18,912	2,804,074
SPIE S.A.	155,416	3,776,568
Technicolor Creative Studios S.A. *	326,646	98,848
Technicolor S.A. *	328,203	69,344
Television Francaise 1	277,599	2,052,258

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trigano S.A.	10,105	1,242,311
UbiSoft Entertainment S.A. *	78,024	2,135,368
Verallia S.A.	69,001	2,068,885
Vicat S.A.	52,217	1,236,600
Virbac S.A.	1,986	497,929
Worldline S.A. *	67,490	3,123,623
		106,483,872

Germany 3.9%
1&1 AG	92,709	1,314,454
Aareal Bank AG *	612	20,858
Aareal Bank AG, Tender Shares *	98,528	3,307,248
ADLER Group S.A. *(a)	158,035	294,362
ADVA Optical Networking SE *	23,508	508,305
Aroundtown S.A.	641,062	1,514,859
Bechtle AG	66,351	2,348,100
Befesa S.A.	21,510	897,428
Bilfinger SE	68,077	1,913,606
Borussia Dortmund GmbH & Co. KGaA *	153,245	559,203
CANCOM SE	39,334	1,155,877
Carl Zeiss Meditec AG, Class B	8,833	1,174,606
CECONOMY AG (a)	1,026,478	2,359,030
Cewe Stiftung & Co. KGaA	8,094	799,229
CompuGroup Medical SE & Co. KgaA	10,192	376,322
CTS Eventim AG & Co., KGaA *	18,537	1,133,745
Deutsche Euroshop AG (a)	17,322	379,541
Deutsche Pfandbriefbank AG	236,046	1,839,849
Deutsche Wohnen SE	51,315	1,089,488
Deutz AG	421,318	1,873,192
DIC Asset AG	31,620	244,507
Duerr AG	86,543	2,872,874
DWS Group GmbH & Co. KGaA	44,234	1,387,317
ElringKlinger AG	111,850	845,897
Encavis AG	24,826	505,362
Evotec SE *	17,765	310,136
Fielmann AG	21,969	787,189
Fraport AG Frankfurt Airport Services Worldwide *	45,662	1,947,867
Gerresheimer AG	37,262	2,693,350
Global Fashion Group S.A. *	207,184	232,100
Grand City Properties S.A.	94,122	924,547
GRENKE AG (a)	30,419	647,090
Hamburger Hafen und Logistik AG	47,845	572,443
Heidelberger Druckmaschinen AG *	261,212	444,855
Hella GmbH & Co. KGaA	29,813	2,461,895
HelloFresh SE *	33,001	794,440
HOCHTIEF AG	50,067	2,842,548
Hornbach Holding AG & Co. KGaA	23,822	1,854,341
Hugo Boss AG	66,300	3,644,027
Jenoptik AG	46,762	1,274,009
JOST Werke AG	21,626	1,182,389
Kloeckner & Co. SE	366,829	3,418,234
Kontron AG (a)	43,811	694,694
Krones AG	22,577	2,515,261
LEG Immobilien SE	31,510	1,969,367
Leoni AG *(a)	191,981	1,243,364
Nemetschek SE	6,051	290,337
Nordex SE *	98,887	1,223,864
Norma Group SE	70,741	1,216,402
PATRIZIA SE	33,050	320,222
Puma SE	47,320	2,372,812
QIAGEN N.V. *	57,420	2,797,676
Rational AG	1,185	722,930
RTL Group S.A.	79,776	3,249,512
SAF-Holland SE	125,277	1,211,230
Sartorius AG	310	99,907
Scout24 SE	34,203	1,829,881
Siltronic AG	24,870	2,005,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	14,287	1,352,640
Software AG	53,459	1,341,974
Stabilus SE	28,063	1,771,267
Stroeer SE & Co. KGaA	22,901	1,032,804
Suedzucker AG	176,160	2,552,060
Synlab AG	36,459	506,039
TAG Immobilien AG	129,556	760,365
Takkt AG	81,151	1,119,665
Talanx AG *	84,506	3,703,213
Vantage Towers AG (a)	20,029	674,780
Vitesco Technologies Group AG, Class A *	74,946	3,896,991
Wacker Chemie AG	13,196	1,646,096
Wacker Neuson SE	47,865	833,888
		101,701,019

Hong Kong 3.0%
Asia Cement China Holdings Corp.	1,891,253	765,660
ASMPT Ltd.	353,860	2,602,212
BOC Aviation Ltd.	179,564	1,409,044
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	803,001	2,304,429
Cathay Pacific Airways Ltd. *(a)	1,886,278	1,947,781
Chow Sang Sang Holdings International Ltd.	954,824	1,100,944
Chow Tai Fook Jewellery Group Ltd.	1,359,736	2,379,603
CITIC Telecom International Holdings Ltd.	3,043,091	1,001,953
CK Infrastructure Holdings Ltd.	166,173	836,666
Cowell e Holdings, Inc. *(a)	911,890	1,476,688
DFI Retail Group Holdings Ltd.	724,886	1,855,708
FIT Hon Teng Ltd. *	4,478,469	963,914
Fortune Real Estate Investment Trust	1,039,268	737,627
Haitong International Securities Group Ltd. *	7,482,210	728,522
Hang Lung Properties Ltd.	1,723,780	3,175,704
HKBN Ltd.	841,863	560,847
Huabao International Holdings Ltd. (a)	1,039,466	544,669
Hysan Development Co., Ltd.	508,764	1,339,453
IGG, Inc. *	3,541,290	1,229,504
Jinchuan Group International Resources Co., Ltd.	8,754,884	661,762
JS Global Lifestyle Co., Ltd.	621,062	689,848
Kerry Logistics Network Ltd.	554,795	972,339
Kerry Properties Ltd.	1,452,451	2,768,877
L'Occitane International S.A.	218,697	609,398
Luk Fook Holdings International Ltd.	809,318	1,953,437
Man Wah Holdings Ltd.	1,207,212	1,099,645
Melco International Development Ltd. *	3,398,587	2,730,016
MGM China Holdings Ltd. *	1,083,299	727,242
MMG Ltd. *(a)	5,189,988	1,343,127
NagaCorp Ltd. *	1,816,047	1,307,563
Nexteer Automotive Group Ltd.	2,313,499	1,514,571
NWS Holdings Ltd.	3,118,904	2,561,293
Orient Overseas International Ltd.	58,548	1,096,626
Pacific Basin Shipping Ltd.	3,962,749	1,319,986
Power Assets Holdings Ltd.	109,164	561,519
Powerlong Real Estate Holdings Ltd. (a)	9,541,742	1,540,272
Prada S.p.A.	247,429	1,355,146
Samsonite International S.A. *	1,349,180	3,595,278
Singamas Container Holdings Ltd.	5,200,299	493,014
Sino Land Co., Ltd.	2,874,513	3,575,879
SITC International Holdings Co., Ltd.	498,779	1,088,873
SJM Holdings Ltd. *(a)	4,081,840	1,934,893
Sun Hung Kai & Co., Ltd.	1,314,059	478,115
Swire Properties Ltd.	843,428	1,888,812
Texhong Textile Group Ltd.	793,328	648,444

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Bank of East Asia Ltd.	2,311,222	2,650,110
Truly International Holdings Ltd.	4,597,624	801,072
United Energy Group Ltd.	4,530,410	417,897
Value Partners Group Ltd.	1,952,031	585,197
Vitasoy International Holdings Ltd. *	699,430	1,274,216
VSTECS Holdings Ltd.	1,945,440	1,051,791
VTech Holdings Ltd.	362,836	2,303,315
Wynn Macau Ltd. *	2,682,683	2,048,401
Xinyi Glass Holdings Ltd.	1,426,882	2,734,758
		79,343,660

Ireland 0.3%
AIB Group plc	1,041,984	3,319,487
Dalata Hotel Group plc *	203,480	722,820
Glanbia plc	257,389	3,068,938
Irish Continental Group plc	168,862	733,726
		7,844,971

Israel 1.3%
Alony Hetz Properties & Investments Ltd.	29,436	336,992
Azrieli Group Ltd.	9,608	668,603
Bezeq The Israeli Telecommunication Corp., Ltd.	2,306,382	4,211,288
Cellcom Israel Ltd. *	142,810	791,388
Clal Insurance Enterprises Holdings Ltd. *	29,135	522,104
Delek Automotive Systems Ltd.	40,293	526,566
Delek Group Ltd. *	13,214	1,654,440
Elbit Systems Ltd.	12,675	2,182,115
FIBI Holdings Ltd.	16,774	769,592
Formula Systems 1985 Ltd.	4,963	400,745
G City Ltd.	128,503	446,927
Harel Insurance Investments & Financial Services Ltd.	101,593	984,925
Isracard Ltd.	195,270	640,090
Israel Corp., Ltd.	5,953	2,377,542
Mivne Real Estate KD Ltd.	131,682	435,849
Mizrahi Tefahot Bank Ltd.	62,090	2,247,643
Nice Ltd. *	13,522	2,535,644
Oil Refineries Ltd.	6,713,725	2,436,189
Partner Communications Co., Ltd. *	102,059	783,568
Paz Oil Co., Ltd. *	22,004	2,917,668
Shikun & Binui Ltd. *	150,770	583,366
Shufersal Ltd.	156,956	1,010,345
Strauss Group Ltd.	27,280	673,481
The First International Bank of Israel Ltd.	29,186	1,252,774
The Phoenix Holdings Ltd.	91,873	1,047,527
Tower Semiconductor Ltd. *	69,656	3,056,522
		35,493,893

Italy 2.6%
ACEA S.p.A.	56,840	769,608
Amplifon S.p.A.	32,843	907,981
Anima Holding S.p.A.	442,186	1,653,638
Autogrill S.p.A. *	260,905	1,730,047
Azimut Holding S.p.A.	118,255	2,368,256
Banca Generali S.p.A.	43,132	1,430,918
Banca IFIS S.p.A.	65,869	890,503
Banca Mediolanum S.p.A.	229,143	1,901,181
Banca Monte dei Paschi di Siena S.p.A. *	82,636	160,251
Banca Popolare di Sondrio S.p.A.	581,899	2,303,141
BFF Bank S.p.A.	163,144	1,253,140
BPER Banca	1,978,346	4,016,971
SECURITY	NUMBER OF SHARES	VALUE ($)
Brembo S.p.A.	186,752	2,147,870
Buzzi Unicem S.p.A.	153,429	2,905,218
Cementir Holding N.V.	71,204	463,352
Credito Emiliano S.p.A.	69,699	484,417
Danieli & C Officine Meccaniche S.p.A.	7,890	172,634
Davide Campari-Milano N.V.	154,227	1,591,968
De'Longhi S.p.A.	74,653	1,640,330
DiaSorin S.p.A.	8,009	1,046,889
Enav S.p.A.	308,640	1,344,892
ERG S.p.A.	52,393	1,632,419
Esprinet S.p.A.	130,999	942,158
Fincantieri S.p.A. *(a)	1,146,662	652,905
FinecoBank Banca Fineco S.p.A.	194,520	3,092,439
Infrastrutture Wireless Italiane S.p.A.	82,402	805,860
Interpump Group S.p.A.	45,898	2,008,502
Iren S.p.A.	1,310,929	2,127,281
Italgas S.p.A.	581,892	3,358,208
Maire Tecnimont S.p.A. (a)	250,387	781,683
MARR S.p.A.	54,674	640,638
MFE-MediaForEurope N.V., Class A	2,489,390	1,029,894
MFE-MediaForEurope N.V., Class B	1,090,566	630,509
Moncler S.p.A.	66,585	3,362,830
Nexi S.p.A. *	73,687	637,627
OVS S.p.A.	626,481	1,398,481
Piaggio & C S.p.A.	294,027	844,658
Recordati Industria Chimica e Farmaceutica S.p.A.	47,709	1,996,381
Reply S.p.A.	7,182	834,150
Salvatore Ferragamo S.p.A.	58,598	1,026,305
Saras S.p.A. *	4,778,621	5,746,917
SOL S.p.A.	28,618	548,666
Technogym S.p.A.	96,187	730,412
Unieuro S.p.A. (a)	53,845	720,185
UnipolSai Assicurazioni S.p.A.	651,074	1,637,063
Webuild S.p.A. (a)	627,892	975,582
		69,344,958

Japan 34.9%
ABC-Mart, Inc.	42,016	2,098,692
Acom Co., Ltd.	537,221	1,235,832
Activia Properties, Inc.	260	795,614
Adastria Co., Ltd.	95,164	1,368,741
ADEKA Corp.	183,549	2,962,250
Advance Residence Investment Corp.	452	1,114,290
Aeon Delight Co., Ltd.	48,966	1,026,412
AEON Financial Service Co., Ltd.	246,909	2,599,321
Aeon Hokkaido Corp.	61,726	521,092
Aeon Mall Co., Ltd.	216,822	2,571,595
AEON REIT Investment Corp.	759	868,112
Ahresty Corp.	286,141	799,735
Ai Holdings Corp.	34,852	554,475
Aica Kogyo Co., Ltd.	96,326	2,233,156
Aichi Steel Corp.	94,355	1,536,971
Aida Engineering Ltd.	132,274	791,521
Aiful Corp. *	310,175	906,918
Ain Holdings, Inc.	50,859	2,452,924
Aisan Industry Co., Ltd.	142,913	718,969
Akebono Brake Industry Co., Ltd. *	374,372	442,679
Alconix Corp.	65,871	620,757
Alpen Co., Ltd.	51,842	754,187
Amano Corp.	115,558	2,049,635
Anritsu Corp.	141,348	1,484,995
AOKI Holdings, Inc.	215,586	1,059,854
Aoyama Trading Co., Ltd.	418,589	2,996,778
Aozora Bank Ltd.	161,619	3,005,599
Arata Corp.	98,303	2,835,528
Arcland Sakamoto Co., Ltd.	65,487	703,021
Arcs Co., Ltd.	218,301	3,283,745

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ariake Japan Co., Ltd.	17,424	575,014
As One Corp.	13,490	590,683
Asahi Diamond Industrial Co., Ltd.	96,393	497,370
Asahi Holdings, Inc.	86,506	1,267,151
Asahi Intecc Co., Ltd.	49,495	856,249
Asanuma Corp.	41,913	877,067
Asics Corp.	180,392	3,820,112
ASKUL Corp.	74,790	847,377
Autobacs Seven Co., Ltd.	188,341	1,967,903
Avex, Inc.	89,659	982,432
Axial Retailing, Inc.	64,545	1,570,376
Azbil Corp.	115,027	3,441,577
BayCurrent Consulting, Inc.	14,520	464,611
Belc Co., Ltd.	25,754	1,055,704
Bell System24 Holdings, Inc.	38,070	367,768
Belluna Co., Ltd.	167,038	824,776
Benesse Holdings, Inc.	152,294	2,172,978
BIPROGY, Inc.	98,969	2,329,892
BML, Inc.	32,463	804,945
Bunka Shutter Co., Ltd.	155,637	1,253,662
Calbee, Inc.	125,602	2,613,933
Canon Electronics, Inc.	58,601	663,534
Canon Marketing Japan, Inc.	130,542	2,909,457
Capcom Co., Ltd.	57,756	1,728,044
Cawachi Ltd.	75,946	1,148,932
Central Glass Co., Ltd.	132,398	3,316,117
Chudenko Corp.	74,428	1,112,100
Chugin Financial Group, Inc.	206,867	1,435,053
Chugoku Marine Paints Ltd.	123,600	914,998
Citizen Watch Co., Ltd.	797,161	3,427,667
CKD Corp.	88,504	1,295,784
CMK Corp.	126,343	523,336
Colowide Co., Ltd.	53,100	680,779
Comforia Residential REIT, Inc.	222	501,942
Cosmos Pharmaceutical Corp.	22,244	2,225,356
Create SD Holdings Co., Ltd.	43,084	946,341
Credit Saison Co., Ltd.	325,290	4,095,847
CyberAgent, Inc.	237,278	2,089,828
Daihen Corp.	38,572	1,127,804
Daiho Corp.	39,244	1,248,698
Daiichikosho Co., Ltd.	73,989	2,168,661
Daiken Corp.	45,001	689,495
Daiki Aluminium Industry Co., Ltd.	66,858	620,475
Daikokutenbussan Co., Ltd.	13,060	494,172
Daio Paper Corp.	177,506	1,353,493
Daiseki Co., Ltd.	29,399	990,220
Daishi Hokuetsu Financial Group, Inc.	56,444	1,058,982
Daito Pharmaceutical Co., Ltd.	22,572	419,606
Daiwa House REIT Investment Corp.	587	1,293,554
Daiwa Office Investment Corp.	95	460,907
Daiwa Securities Living Investments Corp.	577	487,932
DCM Holdings Co., Ltd.	336,153	2,765,541
Dena Co., Ltd.	115,964	1,537,433
Descente Ltd.	35,088	842,374
Dexerials Corp.	30,149	697,874
Disco Corp.	13,313	3,873,497
DMG Mori Co., Ltd.	162,703	2,134,938
Doshisha Co., Ltd.	78,306	855,227
Doutor Nichires Holdings Co., Ltd.	97,095	1,176,635
DTS Corp.	52,554	1,240,973
Duskin Co., Ltd.	93,986	1,988,968
DyDo Group Holdings, Inc.	25,329	880,362
Eagle Industry Co., Ltd.	119,983	953,570
Earth Corp.	23,936	912,566
Eizo Corp.	39,949	1,029,215
Elecom Co., Ltd.	69,722	725,501
en-japan, Inc.	27,409	480,846
ESPEC Corp.	29,820	439,799
SECURITY	NUMBER OF SHARES	VALUE ($)
Exedy Corp.	191,406	2,287,983
Ezaki Glico Co., Ltd.	114,899	2,951,934
Fancl Corp.	52,895	972,686
FCC Co., Ltd.	166,661	1,701,963
Food & Life Cos., Ltd.	60,583	1,083,235
Foster Electric Co., Ltd.	225,151	1,550,596
FP Corp.	56,678	1,537,382
Frontier Real Estate Investment Corp.	169	640,684
Fudo Tetra Corp.	34,339	375,037
Fuji Co., Ltd.	86,343	1,155,860
Fuji Corp.	132,691	1,972,202
Fuji Media Holdings, Inc.	169,853	1,310,962
Fuji Oil Co., Ltd.	279,340	550,512
Fuji Oil Holdings, Inc.	112,090	1,697,335
Fuji Seal International, Inc.	126,167	1,689,882
Fuji Soft, Inc.	27,077	1,579,524
Fujibo Holdings, Inc.	23,133	561,167
Fujimi, Inc.	9,255	465,602
Fujimori Kogyo Co., Ltd.	42,518	973,520
Fujitec Co., Ltd.	98,335	2,121,172
Fujitsu General Ltd.	78,328	1,815,903
Fukuoka Financial Group, Inc.	184,960	3,566,915
Fukuoka REIT Corp.	410	512,133
Fukuyama Transporting Co., Ltd.	69,583	1,745,310
Furukawa Co., Ltd.	125,869	1,164,518
Furuno Electric Co., Ltd.	87,368	638,637
Fuso Chemical Co., Ltd.	15,044	380,035
Futaba Corp.	118,680	503,501
Futaba Industrial Co., Ltd.	638,785	1,716,672
Fuyo General Lease Co., Ltd.	18,440	1,161,585
Gakken Holdings Co., Ltd.	61,184	449,869
Geo Holdings Corp.	182,074	2,558,744
GLOBERIDE, Inc.	25,083	481,384
Glory Ltd.	180,092	2,973,570
GLP J-REIT	1,017	1,122,388
GMO internet group, Inc.	38,877	706,272
Godo Steel Ltd.	65,900	898,722
Goldwin, Inc.	18,132	1,224,046
Gree, Inc.	89,226	491,082
GungHo Online Entertainment, Inc.	62,965	938,564
Gunze Ltd.	53,701	1,531,675
H.I.S. Co., Ltd. *(a)	73,314	1,058,676
H.U. Group Holdings, Inc.	121,540	2,417,038
Hakuto Co., Ltd.	22,453	600,989
Hamakyorex Co., Ltd.	49,173	1,206,948
Hamamatsu Photonics K.K.	54,426	2,792,677
Hazama Ando Corp.	560,759	3,512,279
Heiwa Corp.	100,250	1,756,566
Heiwa Real Estate Co., Ltd.	25,325	742,291
Heiwado Co., Ltd.	142,566	2,075,043
Hikari Tsushin, Inc.	22,790	3,130,889
Hirata Corp.	19,363	759,034
Hirose Electric Co., Ltd.	22,259	2,903,209
Hisamitsu Pharmaceutical Co., Inc.	95,588	2,651,036
Hitachi Transport System Ltd.	42,228	2,690,318
Hitachi Zosen Corp.	393,749	2,528,301
Hogy Medical Co., Ltd.	27,290	682,543
Hokuetsu Corp.	409,967	2,282,818
Hokuhoku Financial Group, Inc.	316,673	2,108,279
Hokuto Corp.	32,246	436,756
Horiba Ltd.	52,643	2,354,109
Hoshizaki Corp.	104,779	3,480,369
Hosiden Corp.	226,080	2,634,414
Hosokawa Micron Corp.	21,190	447,064
House Foods Group, Inc.	135,920	2,643,592
Hulic Co., Ltd.	350,752	2,898,216
Hulic REIT, Inc.	359	443,540
Ibiden Co., Ltd.	83,146	3,283,177
Ichikoh Industries Ltd.	203,287	620,612

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Idec Corp.	22,457	525,456
IDOM, Inc.	139,362	747,046
Iino Kaiun Kaisha Ltd.	153,766	1,028,119
Inaba Denki Sangyo Co., Ltd.	151,276	3,015,980
Inabata & Co., Ltd.	196,246	3,331,710
Industrial & Infrastructure Fund Investment Corp.	417	475,453
Ines Corp.	35,272	365,005
INFRONEER Holdings, Inc.	399,933	2,952,064
Intage Holdings, Inc.	35,077	385,108
Internet Initiative Japan, Inc.	76,965	1,351,328
Invincible Investment Corp.	1,890	645,396
Iriso Electronics Co., Ltd.	25,725	877,533
Iseki & Co., Ltd.	59,193	541,705
Ishihara Sangyo Kaisha Ltd.	120,550	968,443
Ito En Ltd.	52,756	1,992,433
Itochu Enex Co., Ltd.	273,884	2,002,019
Itochu Techno-Solutions Corp.	100,043	2,401,778
Iyogin Holdings, Inc.	324,274	1,694,107
Izumi Co., Ltd.	160,398	3,465,673
Jaccs Co., Ltd.	53,036	1,484,202
JAFCO Group Co., Ltd.	79,072	1,363,955
Japan Airport Terminal Co., Ltd. *	28,392	1,265,574
Japan Aviation Electronics Industry Ltd.	118,183	1,987,785
Japan Display, Inc. *	2,100,105	737,460
Japan Excellent, Inc.	669	653,946
Japan Hotel REIT Investment Corp.	1,632	873,659
Japan Lifeline Co., Ltd.	98,694	669,795
Japan Logistics Fund, Inc.	232	532,865
Japan Metropolitan Fund Invest	3,007	2,372,586
Japan Petroleum Exploration Co., Ltd.	86,333	2,682,052
Japan Post Bank Co., Ltd.	416,390	3,136,204
Japan Prime Realty Investment Corp.	364	1,025,168
Japan Real Estate Investment Corp.	508	2,217,085
JEOL Ltd.	14,814	484,104
JM Holdings Co., Ltd.	36,545	460,675
Joshin Denki Co., Ltd.	153,761	2,099,145
Joyful Honda Co., Ltd.	169,321	2,243,619
Juki Corp.	145,781	701,011
JVCKenwood Corp.	1,249,586	3,313,364
Kadokawa Corp.	50,516	920,612
Kaga Electronics Co., Ltd.	54,513	1,715,007
Kagome Co., Ltd.	85,823	1,875,879
Kakaku.com, Inc.	56,809	988,478
Kaken Pharmaceutical Co., Ltd.	62,323	1,759,729
Kamigumi Co., Ltd.	206,337	4,138,865
Kanamoto Co., Ltd.	119,121	1,916,487
Kandenko Co., Ltd.	467,363	2,907,203
Kansai Paint Co., Ltd.	230,482	3,100,292
Kanto Denka Kogyo Co., Ltd.	98,605	725,016
Katitas Co., Ltd.	19,379	439,548
Kato Sangyo Co., Ltd.	119,997	3,005,515
Kawasaki Kisen Kaisha Ltd.	142,566	2,654,339
Keihan Holdings Co., Ltd.	128,453	3,185,089
Keikyu Corp.	316,381	3,264,932
Keisei Electric Railway Co., Ltd.	107,029	3,002,856
Keiyo Co., Ltd.	99,992	647,075
Kenedix Office Investment Corp.	346	836,857
Kenedix Residential Next Investment Corp.	264	395,224
Kenedix Retail REIT Corp.	210	399,713
KFC Holdings Japan Ltd.	20,753	414,197
KH Neochem Co., Ltd.	51,905	1,029,247
Kissei Pharmaceutical Co., Ltd.	41,712	757,476
Kitz Corp.	263,725	1,595,126
Koa Corp.	37,210	586,389
Kobayashi Pharmaceutical Co., Ltd.	33,123	2,017,669
Koei Tecmo Holdings Co., Ltd.	41,002	697,863
Kohnan Shoji Co., Ltd.	75,619	1,793,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Kojima Co., Ltd.	87,256	383,941
Kokusai Pulp & Paper Co., Ltd.	181,620	1,265,119
Kokuyo Co., Ltd.	210,536	2,726,376
Komeri Co., Ltd.	100,160	1,859,068
Konami Group Corp.	60,145	2,780,101
Kose Corp.	26,073	2,707,451
Kumagai Gumi Co., Ltd.	128,584	2,339,650
Kumiai Chemical Industry Co., Ltd.	126,701	838,075
Kura Sushi, Inc.	27,760	666,447
Kureha Corp.	30,551	2,130,294
Kusuri no Aoki Holdings Co., Ltd.	22,269	1,209,682
KYB Corp.	61,951	1,609,376
Kyoei Steel Ltd.	108,559	1,005,925
Kyokuto Kaihatsu Kogyo Co., Ltd.	82,831	809,077
KYORIN Holdings, Inc.	93,888	1,190,926
Kyoritsu Maintenance Co., Ltd.	23,388	1,022,408
Kyowa Kirin Co., Ltd.	158,613	3,608,974
Kyudenko Corp.	118,645	2,797,349
Kyushu Financial Group, Inc.	538,008	1,530,666
Lawson, Inc.	87,392	3,084,460
Life Corp.	75,394	1,327,527
Lintec Corp.	130,141	2,096,581
M3, Inc.	50,277	1,515,084
Mabuchi Motor Co., Ltd.	89,138	2,638,240
Macnica Holdings, Inc.	158,510	3,913,336
Makino Milling Machine Co., Ltd.	56,630	1,872,921
Mandom Corp.	93,309	961,576
Maruha Nichiro Corp.	174,997	3,080,068
Marui Group Co., Ltd.	176,069	2,944,998
Maruichi Steel Tube Ltd.	104,655	2,132,250
Maruwa Co., Ltd.	3,823	515,615
Matsuda Sangyo Co., Ltd.	40,269	664,609
Max Co., Ltd.	73,034	1,077,662
Maxell Holdings Ltd.	130,117	1,314,784
MCJ Co., Ltd.	147,751	1,015,431
Mebuki Financial Group, Inc.	1,460,310	3,265,133
Megachips Corp.	19,576	371,066
Megmilk Snow Brand Co., Ltd.	243,199	3,013,409
Meidensha Corp.	101,337	1,443,003
Meiko Electronics Co., Ltd.	19,048	410,200
Meitec Corp.	76,357	1,394,279
Menicon Co., Ltd.	29,843	621,284
METAWATER Co., Ltd.	29,423	377,223
Mimasu Semiconductor Industry Co., Ltd.	26,222	480,693
MIRAIT ONE Corp.	255,576	2,772,983
Mitsuba Corp.	316,132	1,207,527
Mitsubishi HC Capital, Inc.	506,140	2,372,191
Mitsubishi Logisnext Co., Ltd.	188,151	1,205,439
Mitsubishi Logistics Corp.	99,736	2,387,260
Mitsui E&S Holdings Co., Ltd. *	309,342	915,567
Mitsui High-Tec, Inc.	6,409	365,599
Mitsui Matsushima Holdings Co., Ltd. (a)	25,532	590,087
Mitsui-Soko Holdings Co., Ltd.	63,961	1,620,339
Miura Co., Ltd.	72,847	1,701,886
Mixi, Inc.	143,000	2,525,097
Mizuho Leasing Co., Ltd.	40,651	962,818
Mizuno Corp.	83,295	1,712,580
Mochida Pharmaceutical Co., Ltd.	35,358	856,457
Monex Group, Inc.	108,336	333,843
MonotaRO Co., Ltd.	46,347	775,882
Mori Hills Reit Investment Corp.	433	501,143
Mori Trust Sogo REIT, Inc.	403	423,967
Morinaga & Co., Ltd.	72,470	1,918,996
MOS Food Services, Inc.	32,565	742,129
Musashi Seimitsu Industry Co., Ltd.	120,898	1,531,802
Nabtesco Corp.	155,224	3,793,277
Nachi-Fujikoshi Corp.	59,124	1,639,744
Namura Shipbuilding Co., Ltd. *	141,254	492,982

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nankai Electric Railway Co., Ltd.	159,593	3,442,561
NEC Networks & System Integration Corp.	95,682	1,125,913
NET One Systems Co., Ltd.	81,822	1,993,656
Nexon Co., Ltd.	153,461	3,182,716
Nichias Corp.	133,851	2,319,419
Nichicon Corp.	104,482	1,058,747
Nichiha Corp.	74,646	1,510,145
Nichi-iko Pharmaceutical Co., Ltd. *(a)	305,681	449,080
Nichireki Co., Ltd.	71,471	663,286
Nifco, Inc.	135,063	3,474,818
Nihon Chouzai Co., Ltd.	48,413	415,643
Nihon Kohden Corp.	104,084	2,383,176
Nihon M&A Center Holdings, Inc.	56,913	750,465
Nihon Parkerizing Co., Ltd.	200,123	1,421,255
Nikkiso Co., Ltd.	176,242	1,264,284
Nikkon Holdings Co., Ltd.	150,147	2,602,878
Nippn Corp.	174,701	1,986,889
Nippon Accommodations Fund, Inc.	136	611,094
Nippon Building Fund, Inc.	525	2,407,912
Nippon Carbon Co., Ltd.	14,519	451,052
Nippon Chemi-Con Corp. *	64,163	846,525
Nippon Coke & Engineering Co., Ltd.	457,987	288,827
Nippon Denko Co., Ltd.	239,616	724,652
Nippon Densetsu Kogyo Co., Ltd.	113,286	1,376,091
Nippon Gas Co., Ltd.	122,699	1,849,190
Nippon Kanzai Co., Ltd.	20,848	379,788
Nippon Kayaku Co., Ltd.	358,655	3,207,693
Nippon Paint Holdings Co., Ltd.	316,744	2,542,305
Nippon Prologis REIT, Inc.	467	1,129,515
NIPPON REIT Investment Corp.	167	438,025
Nippon Sanso Holdings Corp.	138,829	2,261,418
Nippon Sheet Glass Co., Ltd. *	612,362	2,650,614
Nippon Shinyaku Co., Ltd.	30,069	1,743,287
Nippon Shokubai Co., Ltd.	94,197	3,719,546
Nippon Signal Co., Ltd.	151,825	1,123,945
Nippon Soda Co., Ltd.	66,509	2,039,978
Nippon Television Holdings, Inc.	65,432	496,578
Nippon Thompson Co., Ltd.	138,633	605,042
Nippon Yakin Kogyo Co., Ltd.	49,821	1,537,046
Nipro Corp.	308,959	2,251,765
Nishimatsu Construction Co., Ltd.	67,872	1,904,249
Nishimatsuya Chain Co., Ltd.	86,631	866,062
Nishi-Nippon Financial Holdings, Inc.	287,152	1,798,558
Nishi-Nippon Railroad Co., Ltd.	128,122	2,576,396
Nishio Rent All Co., Ltd.	58,697	1,299,797
Nissha Co., Ltd.	98,138	1,237,099
Nisshinbo Holdings, Inc.	453,295	3,293,974
Nissin Electric Co., Ltd.	78,241	751,908
Nitta Corp.	37,590	789,298
Nittetsu Mining Co., Ltd.	50,677	1,142,175
Nitto Boseki Co., Ltd.	44,422	695,268
Nitto Kogyo Corp.	77,207	1,289,734
Noevir Holdings Co., Ltd.	15,451	645,545
NOF Corp.	72,816	3,016,171
Nohmi Bosai Ltd.	35,112	400,087
Nojima Corp.	254,870	2,547,969
Nomura Co., Ltd.	131,747	974,365
Nomura Real Estate Master Fund, Inc.	2,111	2,609,628
Nomura Research Institute Ltd.	124,283	2,668,424
Noritake Co., Ltd.	33,628	973,607
Noritz Corp.	107,601	1,144,331
North Pacific Bank Ltd.	482,943	847,936
NS Solutions Corp.	44,652	1,099,180
NS United Kaiun Kaisha Ltd.	15,516	420,313
NSD Co., Ltd.	57,870	1,061,683
NTN Corp.	1,987,615	4,130,775
NTT UD REIT Investment Corp.	492	520,066
Obic Co., Ltd.	13,521	2,102,664
SECURITY	NUMBER OF SHARES	VALUE ($)
Ohsho Food Service Corp.	12,459	541,075
Okamura Corp.	224,282	2,274,323
Okasan Securities Group, Inc.	283,456	786,136
Oki Electric Industry Co., Ltd.	452,691	2,361,753
OKUMA Corp.	66,952	2,499,784
Okumura Corp.	107,104	2,253,528
Okuwa Co., Ltd.	210,710	1,422,451
Onoken Co., Ltd.	91,701	948,948
Onward Holdings Co., Ltd.	550,380	1,301,601
Open House Group Co., Ltd.	56,117	2,324,468
Optex Group Co., Ltd.	30,842	474,322
Oracle Corp. Japan	25,455	1,464,839
Organo Corp.	28,209	569,679
Orient Corp.	121,134	1,039,110
Orix JREIT, Inc.	1,115	1,546,170
Osaka Soda Co., Ltd.	44,613	1,320,422
OSG Corp. (a)	134,351	1,864,007
Outsourcing, Inc.	136,256	984,277
Oyo Corp.	29,058	436,474
Pacific Industrial Co., Ltd.	167,840	1,297,831
PAL GROUP Holdings Co., Ltd.	30,767	533,803
Paramount Bed Holdings Co., Ltd.	65,794	1,264,109
Park24 Co., Ltd. *	148,749	2,137,321
Pasona Group, Inc.	40,557	598,153
Pigeon Corp.	120,348	1,762,873
Pilot Corp.	49,839	1,767,974
Plenus Co., Ltd.	64,622	1,221,214
Pola Orbis Holdings, Inc.	128,932	1,650,226
Press Kogyo Co., Ltd.	598,700	1,935,027
Pressance Corp.	35,372	402,796
Prima Meat Packers Ltd.	121,637	1,779,139
Qol Holdings Co., Ltd.	79,401	648,682
Raito Kogyo Co., Ltd.	84,920	1,258,525
Rakuten Group, Inc.	596,497	2,791,404
Relia, Inc.	119,210	877,373
Relo Group, Inc.	77,085	1,250,132
Resorttrust, Inc.	74,740	1,304,227
Restar Holdings Corp.	98,588	1,567,771
Retail Partners Co., Ltd.	176,827	1,567,543
Riken Corp.	41,041	669,703
Riso Kagaku Corp.	28,541	486,387
Rock Field Co., Ltd. (a)	44,707	472,893
Rohto Pharmaceutical Co., Ltd.	85,443	2,749,313
Roland DG Corp.	17,640	389,991
Round One Corp.	224,252	980,319
Royal Holdings Co., Ltd. *	46,507	798,891
Ryobi Ltd.	229,811	2,047,120
Ryoyo Electro Corp.	45,865	771,757
S Foods, Inc.	68,585	1,431,762
Saizeriya Co., Ltd.	49,593	999,750
Sakai Chemical Industry Co., Ltd.	49,506	666,632
Sakai Moving Service Co., Ltd.	13,170	433,683
Sakata INX Corp.	162,832	1,289,446
Sakata Seed Corp.	26,924	904,927
SAMTY Co., Ltd. (a)	36,660	597,426
San-A Co., Ltd.	47,802	1,493,598
Sangetsu Corp.	148,914	2,242,141
Sanken Electric Co., Ltd.	30,184	1,434,140
Sanki Engineering Co., Ltd.	148,218	1,697,380
Sankyo Co., Ltd.	54,216	2,082,541
Sanoh Industrial Co., Ltd.	110,272	528,680
Sanrio Co., Ltd.	27,828	902,406
Sanyo Chemical Industries Ltd.	29,948	945,399
Sanyo Denki Co., Ltd.	18,305	813,322
Sanyo Special Steel Co., Ltd.	59,329	940,914
Sapporo Holdings Ltd.	140,573	3,616,576
Sato Holdings Corp.	61,697	863,953
SBS Holdings, Inc.	17,892	380,176
SCREEN Holdings Co., Ltd.	36,507	2,362,464

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCSK Corp.	135,536	2,138,815
Seibu Holdings, Inc.	360,261	3,562,851
Seiko Holdings Corp.	70,741	1,604,524
Seiren Co., Ltd.	69,103	1,298,962
Sekisui House REIT, Inc.	1,066	614,971
Sekisui Jushi Corp.	55,465	719,050
Senko Group Holdings Co., Ltd.	374,951	2,730,043
Senshu Ikeda Holdings, Inc.	540,108	897,987
Seven Bank Ltd.	965,011	1,804,987
Sharp Corp.	394,997	2,754,279
Shibaura Machine Co., Ltd.	44,191	868,366
Shima Seiki Manufacturing Ltd.	48,502	727,148
Shindengen Electric Manufacturing Co., Ltd.	26,387	630,648
Shin-Etsu Polymer Co., Ltd.	51,907	463,867
Shinko Electric Industries Co., Ltd.	36,269	988,989
Shinmaywa Industries Ltd.	223,692	1,623,907
Shinsei Bank Ltd.	70,472	1,181,267
Ship Healthcare Holdings, Inc.	139,638	2,774,948
Shizuoka Financial Group, Inc.	500,514	3,604,820
Shizuoka Gas Co., Ltd.	162,819	1,283,509
SHO-BOND Holdings Co., Ltd.	24,591	1,067,948
Shochiku Co., Ltd. *	7,411	632,012
Shoei Foods Corp.	25,559	783,035
Showa Sangyo Co., Ltd.	92,108	1,615,884
Siix Corp.	139,621	1,399,812
Sinfonia Technology Co., Ltd.	54,643	590,132
SKY Perfect JSAT Holdings, Inc.	382,308	1,391,805
Skylark Holdings Co., Ltd. *	290,852	3,326,643
Sodick Co., Ltd.	115,287	630,385
Sotetsu Holdings, Inc.	124,300	1,950,817
Square Enix Holdings Co., Ltd.	68,150	3,023,137
St Marc Holdings Co., Ltd.	55,669	674,220
Star Micronics Co., Ltd.	62,784	789,637
Starts Corp., Inc.	65,185	1,283,706
Sugi Holdings Co., Ltd.	70,590	3,131,375
Sumida Corp.	65,060	681,652
Sumitomo Bakelite Co., Ltd.	52,821	1,635,278
Sumitomo Mitsui Construction Co., Ltd.	824,284	2,492,818
Sumitomo Osaka Cement Co., Ltd.	133,704	3,099,702
Sumitomo Pharma Co., Ltd.	304,985	2,332,084
Sumitomo Riko Co., Ltd.	239,908	1,059,075
Sun Frontier Fudousan Co., Ltd.	48,469	407,092
Suruga Bank Ltd.	519,352	1,596,689
SWCC Showa Holdings Co., Ltd.	64,437	828,898
Systena Corp.	125,586	378,000
T RAD Co., Ltd.	31,202	592,109
Tachi-S Co., Ltd.	159,296	1,251,171
Tadano Ltd.	258,776	1,817,403
Taiho Kogyo Co., Ltd.	92,608	463,903
Taikisha Ltd.	80,647	2,043,050
Taisho Pharmaceutical Holdings Co., Ltd.	73,600	2,953,705
Taiyo Holdings Co., Ltd.	31,647	575,833
Takamatsu Construction Group Co., Ltd.	52,111	731,959
Takaoka Toko Co., Ltd.	35,007	463,365
Takara Holdings, Inc.	314,804	2,409,421
Takara Leben Co., Ltd.	308,562	862,399
Takara Standard Co., Ltd.	170,077	1,613,745
Takasago Thermal Engineering Co., Ltd.	182,024	2,340,197
Takeuchi Manufacturing Co., Ltd.	66,025	1,502,289
Takuma Co., Ltd.	121,885	1,114,557
Tamura Corp.	178,510	1,043,888
Tanseisha Co., Ltd.	110,779	633,522
TBS Holdings, Inc.	77,095	866,310
TechnoPro Holdings, Inc.	60,144	1,633,551
T-Gaia Corp.	85,752	1,015,209
The 77 Bank Ltd.	106,467	1,486,296
The Awa Bank Ltd.	51,532	754,109
SECURITY	NUMBER OF SHARES	VALUE ($)
The Bank of Kyoto Ltd.	41,209	1,683,326
The Chiba Bank Ltd.	573,115	3,425,383
The Gunma Bank Ltd.	736,649	2,380,885
The Hachijuni Bank Ltd.	599,875	2,231,153
The Hyakugo Bank Ltd.	275,808	691,793
The Hyakujushi Bank Ltd.	38,340	492,919
The Japan Steel Works Ltd.	81,829	1,712,345
The Japan Wool Textile Co., Ltd. (a)	159,829	1,154,562
The Keiyo Bank Ltd.	160,720	627,723
The Kiyo Bank Ltd.	84,608	922,236
The Musashino Bank Ltd.	60,417	815,287
The Nanto Bank Ltd.	51,664	864,522
The Nisshin Oillio Group Ltd.	97,877	2,339,256
The Ogaki Kyoritsu Bank Ltd.	57,438	759,034
The Okinawa Electric Power Co., Inc.	202,451	1,529,191
The San-in Godo Bank Ltd.	206,403	1,116,771
The Shiga Bank Ltd.	53,753	1,007,724
The Sumitomo Warehouse Co., Ltd.	90,014	1,291,444
THK Co., Ltd.	174,325	3,334,337
TKC Corp.	26,285	703,558
Toa Corp.	48,754	822,466
Toagosei Co., Ltd.	306,336	2,583,900
Tocalo Co., Ltd.	65,575	583,662
Toda Corp.	604,574	3,171,479
Toei Co., Ltd.	6,245	846,302
Toho Co., Ltd.	84,419	3,200,348
Toho Zinc Co., Ltd.	49,419	764,624
Tokai Carbon Co., Ltd.	318,489	2,389,695
TOKAI Holdings Corp.	290,831	1,825,770
Tokai Rika Co., Ltd.	297,704	3,311,141
Tokai Tokyo Financial Holdings, Inc.	273,115	698,739
Token Corp.	25,349	1,444,206
Tokyo Century Corp.	62,563	2,116,220
Tokyo Ohka Kogyo Co., Ltd.	30,706	1,505,153
Tokyo Seimitsu Co., Ltd.	49,284	1,532,840
Tokyo Steel Manufacturing Co., Ltd.	138,573	1,393,277
Tokyo Tatemono Co., Ltd.	252,621	3,477,748
Tokyo Tekko Co., Ltd.	59,655	603,647
Tokyu Construction Co., Ltd.	340,519	1,600,835
Tokyu REIT, Inc.	301	465,068
Tomy Co., Ltd.	199,470	1,795,430
Topcon Corp.	116,417	1,374,078
Topre Corp.	263,203	2,374,750
Toshiba TEC Corp.	46,573	1,233,247
Totetsu Kogyo Co., Ltd.	87,342	1,597,368
Towa Pharmaceutical Co., Ltd.	43,274	654,971
Toyo Construction Co., Ltd.	207,034	1,241,848
Toyo Ink SC Holdings Co., Ltd.	148,306	1,998,103
Toyo Tire Corp.	273,538	3,071,765
Toyobo Co., Ltd.	387,066	2,870,957
Toyota Boshoku Corp.	235,250	3,221,748
TPR Co., Ltd.	181,838	1,605,449
Trancom Co., Ltd.	18,470	1,048,319
Transcosmos, Inc.	56,131	1,301,303
Trend Micro, Inc.	67,409	3,289,776
Trusco Nakayama Corp.	93,586	1,399,699
TSI Holdings Co., Ltd.	513,651	1,770,576
Tsubaki Nakashima Co., Ltd.	98,107	727,682
Tsubakimoto Chain Co.	119,176	2,686,029
Tsugami Corp.	54,638	463,605
Tsumura & Co.	82,188	1,766,388
TV Asahi Holdings Corp.	81,276	798,548
UACJ Corp.	126,658	2,092,208
Uchida Yoko Co., Ltd.	23,291	774,475
Ulvac, Inc.	67,353	2,862,285
Unipres Corp.	408,489	2,581,964
United Arrows Ltd.	100,491	1,357,500
United Super Markets Holdings, Inc.	341,872	2,697,442
United Urban Investment Corp. (a)	1,641	1,813,403

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Unitika Ltd. *	290,682	558,283
Ushio, Inc.	151,112	1,929,781
USS Co., Ltd.	132,550	2,180,986
UT Group Co., Ltd.	20,106	388,316
V Technology Co., Ltd.	27,473	530,205
Valor Holdings Co., Ltd.	201,577	2,539,576
Valqua Ltd.	31,539	617,038
VT Holdings Co., Ltd.	261,013	950,226
Wacoal Holdings Corp.	147,391	2,460,038
Wacom Co., Ltd.	129,287	600,387
Wakita & Co., Ltd.	119,906	1,029,435
Warabeya Nichiyo Holdings Co., Ltd.	99,089	1,312,287
Welcia Holdings Co., Ltd.	133,525	2,889,820
World Co., Ltd.	88,702	835,912
Xebio Holdings Co., Ltd.	159,757	1,078,480
Yamaguchi Financial Group, Inc.	352,610	2,061,988
Yamato Kogyo Co., Ltd.	48,997	1,653,833
Yamazen Corp.	320,481	2,296,696
Yaoko Co., Ltd.	39,335	1,888,666
Yellow Hat Ltd.	93,826	1,159,209
Yodogawa Steel Works Ltd.	73,739	1,343,832
Yokogawa Bridge Holdings Corp.	74,965	1,038,465
Yokohama Reito Co., Ltd.	142,906	1,019,002
Yokowo Co., Ltd.	28,601	494,789
Yondoshi Holdings, Inc.	55,130	684,285
Yoshinoya Holdings Co., Ltd.	73,378	1,220,513
Yuasa Trading Co., Ltd.	91,800	2,361,774
Zenkoku Hosho Co., Ltd.	28,656	1,047,338
Zenrin Co., Ltd.	80,726	498,102
Zensho Holdings Co., Ltd.	99,060	2,459,817
Zeon Corp.	304,218	2,888,698
ZERIA Pharmaceutical Co., Ltd.	47,633	759,861
Zojirushi Corp. (a)	71,627	820,780
ZOZO, Inc.	38,057	934,107
		918,868,961

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.4%
Adyen N.V. *	1,036	1,561,461
AMG Advanced Metallurgical Group N.V.	24,731	960,003
Arcadis N.V.	73,236	2,901,678
ASM International N.V.	9,839	2,623,858
Basic-Fit N.V. *(a)	12,227	322,795
BE Semiconductor Industries N.V.	30,552	1,906,346
Corbion N.V.	55,613	1,674,338
Eurocommercial Properties N.V. *	50,824	1,198,378
Flow Traders	35,619	812,720
ForFarmers N.V. (a)	228,628	677,971
Fugro N.V. CVA *	127,360	1,973,600
Heijmans N.V. CVA	61,729	680,084
IMCD N.V.	19,171	2,748,714
JDE Peet's N.V.	59,783	1,818,351
Koninklijke BAM Groep N.V. *	742,852	1,705,677
Koninklijke Vopak N.V.	96,144	2,796,599
OCI N.V.	48,551	2,028,616
PostNL N.V. (a)	774,112	1,409,210
Prosus N.V.	20,529	1,320,894
Sligro Food Group N.V.	89,896	1,547,626
TKH Group N.V.	52,769	2,028,816
TomTom N.V. *	70,098	554,675
Van Lanschot Kempen N.V.	34,078	801,770
Wereldhave N.V.	74,896	1,021,796
		37,075,976

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.9%
Auckland International Airport Ltd. *	395,367	1,974,322
Chorus Ltd.	426,140	2,157,105
Contact Energy Ltd.	800,160	3,722,375
EBOS Group Ltd.	103,606	2,635,119
Fisher & Paykel Healthcare Corp., Ltd.	180,115	2,640,118
Freightways Ltd.	112,459	698,483
Genesis Energy Ltd.	866,446	1,364,209
Infratil Ltd.	199,246	1,095,202
KMD Brands Ltd.	646,976	442,020
Mainfreight Ltd.	31,185	1,384,884
Mercury NZ Ltd.	495,964	1,694,238
Meridian Energy Ltd.	980,643	2,981,433
Ryman Healthcare Ltd.	125,959	520,250
The a2 Milk Co., Ltd. *	416,387	1,719,809
		25,029,567

Norway 1.9%
Aker A.S.A., A Shares	16,945	1,293,246
Aker BP A.S.A.	204,833	7,019,395
Aker Solutions A.S.A.	333,709	1,171,361
Atea A.S.A. *	112,921	1,340,853
Austevoll Seafood A.S.A.	131,493	1,060,263
Bakkafrost P/F	24,098	1,305,057
Borregaard A.S.A.	58,174	913,641
BW Energy Ltd. *	2,817	7,645
BW LPG Ltd.	178,512	1,553,072
BW Offshore Ltd.	278,902	704,867
DNO A.S.A.	809,350	1,018,673
Elkem A.S.A. *	411,001	1,482,236
Elmera Group A.S.A.	251,382	490,857
Europris A.S.A.	181,377	1,133,248
Frontline Ltd. (a)	165,749	2,272,345
Gjensidige Forsikring A.S.A.	118,582	2,250,063
Grieg Seafood A.S.A.	56,464	393,843
Kongsberg Automotive A.S.A. *	3,002,040	789,412
Kongsberg Gruppen A.S.A.	36,142	1,465,811
Leroy Seafood Group A.S.A.	259,394	1,251,295
Norske Skog A.S.A. *	95,404	568,339
Odfjell Drilling Ltd. *	185,191	475,461
Odfjell Technology Ltd. *	30,527	94,923
PGS A.S.A. *(a)	4,331,910	2,569,738
Salmar A.S.A.	27,486	951,562
Schibsted A.S.A., A Shares	26,709	498,760
Schibsted A.S.A., B Shares	38,598	700,645
SpareBank 1 Nord Norge	123,161	1,130,184
SpareBank 1 SMN	127,574	1,494,376
SpareBank 1 SR-Bank A.S.A.	182,987	2,183,846
Storebrand A.S.A.	317,419	2,791,182
TGS A.S.A.	187,325	2,491,116
Tomra Systems A.S.A.	64,015	1,202,342
Veidekke A.S.A.	152,447	1,469,254
Wallenius Wilhelmsen A.S.A.	118,394	1,081,690
XXL A.S.A.	805,439	359,457
		48,980,058

Poland 1.0%
Alior Bank S.A. *	207,030	1,644,420
Allegro.eu S.A. *	86,635	426,410
Asseco Poland S.A.	132,233	2,129,173
Bank Millennium S.A. *	698,721	714,127
CD Projekt S.A.	17,182	495,715
Ciech S.A. *	67,624	607,736
Cyfrowy Polsat S.A.	504,495	2,065,808
Dino Polska S.A. *	8,833	707,823
Enea S.A. *	1,265,860	1,620,002

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eurocash S.A. *	412,283	1,231,427
Grupa Azoty S.A. *	128,974	1,026,133
Jastrzebska Spolka Weglowa S.A. *	154,195	2,039,902
Kernel Holding S.A.	271,695	1,093,985
KRUK S.A.	8,694	571,059
LPP S.A.	481	1,013,407
mBank S.A. *	12,620	876,192
Orange Polska S.A.	1,613,481	2,246,129
Pepco Group N.V. *	49,680	449,756
Santander Bank Polska S.A.	30,360	1,829,665
Tauron Polska Energia S.A. *	5,217,733	2,345,733
		25,134,602

Portugal 0.4%
CTT-Correios de Portugal S.A.	208,272	681,942
EDP Renovaveis S.A.	61,701	1,400,846
NOS, SGPS S.A.	519,119	2,054,659
REN - Redes Energeticas Nacionais, SGPS, S.A.	517,079	1,346,998
Sonae, SGPS, S.A.	2,412,638	2,392,258
The Navigator Co., S.A.	433,388	1,725,156
		9,601,859

Republic of Korea 8.0%
AK Holdings, Inc.	50,179	576,420
AMOREPACIFIC Group	73,958	1,774,857
Asiana Airlines, Inc. *	99,615	951,700
BGF retail Co., Ltd.	12,040	1,876,043
BH Co., Ltd.	22,481	444,898
Binggrae Co., Ltd.	16,309	487,842
Celltrion Healthcare Co., Ltd.	9,346	460,621
Celltrion, Inc.	16,901	2,255,432
Cheil Worldwide, Inc.	109,207	2,008,014
Chong Kun Dang Pharmaceutical Corp.	10,818	686,558
CJ ENM Co., Ltd.	23,157	1,471,401
CJ Logistics Corp. *	21,021	1,408,998
Com2uS Corp.	13,652	643,860
Daehan Flour Mill Co., Ltd.	5,609	586,907
Daesang Corp.	82,380	1,330,473
Daesang Holdings Co., Ltd.	68,059	386,520
Daewoo Engineering & Construction Co., Ltd. *	507,638	1,959,190
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	152,319	2,205,932
Daou Data Corp.	53,107	1,131,521
Daou Technology, Inc.	67,461	1,063,949
DB HiTek Co., Ltd.	26,030	880,265
DGB Financial Group, Inc.	400,617	2,405,798
DL Holdings Co., Ltd.	31,253	1,630,365
Dongjin Semichem Co., Ltd.	14,816	369,038
Dongkuk Steel Mill Co., Ltd.	227,106	2,367,750
Dongwon F&B Co., Ltd.	3,842	403,470
Dongwon Industries Co., Ltd.	25,015	892,411
Doosan Bobcat, Inc.	49,028	1,321,565
Doosan Co., Ltd.	27,569	2,033,941
E1 Corp.	19,581	732,701
Easy Holdings Co., Ltd.	204,036	476,499
Fila Holdings Corp.	81,960	2,053,894
Gradiant Corp.	42,055	452,804
Green Cross Corp.	4,721	461,773
Green Cross Holdings Corp.	40,252	528,005
GS Global Corp. *	323,827	665,406
GS Retail Co., Ltd.	121,695	2,749,752
Halla Holdings Corp.	22,971	580,872
Handsome Co., Ltd.	34,459	675,410
Hanjin Transportation Co., Ltd.	57,264	887,932
Hankook & Co. Co., Ltd.	38,906	423,324
SECURITY	NUMBER OF SHARES	VALUE ($)
Hanmi Pharm Co., Ltd.	2,972	589,285
Hanon Systems	207,422	1,368,292
Hansae Co., Ltd.	26,668	320,497
Hanshin Construction Co., Ltd.	47,076	364,086
Hansol Chemical Co., Ltd.	3,548	564,947
Hansol Holdings Co., Ltd.	189,519	484,988
Hansol Paper Co., Ltd.	100,623	1,064,329
Hansol Technics Co., Ltd. *	97,698	417,060
Hanssem Co., Ltd.	15,834	563,678
Hanwha Aerospace Co., Ltd.	49,178	2,707,148
Hanwha General Insurance Co., Ltd. *	579,860	1,862,006
Hanwha Life Insurance Co., Ltd. *	1,568,128	2,990,364
Harim Holdings Co., Ltd.	167,993	978,266
HDC Holdings Co., Ltd.	182,219	793,067
HDC Hyundai Development Co-Engineering & Construction, Class E	238,575	1,998,903
Heungkuk Fire & Marine Insurance Co., Ltd. *	334,783	803,418
Hite Jinro Co., Ltd.	34,290	679,898
HJ Shipbuilding & Construction Co., Ltd. *	73,591	247,191
HL Mando Co., Ltd.	73,829	2,687,032
HMM Co., Ltd.	51,478	870,425
Hotel Shilla Co., Ltd.	34,412	1,904,747
HS Industries Co., Ltd.	167,250	511,699
Hyosung Advanced Materials Corp.	2,107	628,657
Hyosung Chemical Corp. *	4,954	469,538
Hyosung Corp.	20,119	1,167,004
Hyosung Heavy Industries Corp. *	22,050	1,416,109
Hyosung TNC Corp.	5,828	1,577,583
Hyundai Construction Equipment Co., Ltd.	54,607	2,480,160
Hyundai Corp.	64,575	888,680
Hyundai Department Store Co., Ltd.	38,057	1,740,029
Hyundai Doosan Infracore Co., Ltd. *	316,841	1,991,593
Hyundai Elevator Co., Ltd.	40,871	923,498
Hyundai Greenfood Co., Ltd.	235,075	1,256,609
Hyundai Heavy Industries Co., Ltd. *	7,335	659,057
Hyundai Home Shopping Network Corp.	22,796	858,188
Hyundai Mipo Dockyard Co., Ltd. *	26,563	1,742,199
Hyundai Rotem Co., Ltd. *	32,972	796,268
Hyundai Wia Corp.	66,299	3,006,165
iMarketKorea, Inc.	104,698	817,674
Innocean Worldwide, Inc.	17,933	592,169
INTOPS Co., Ltd.	28,226	638,849
IS Dongseo Co., Ltd.	26,270	680,229
JB Financial Group Co., Ltd.	303,039	1,934,707
Kakao Corp.	31,106	1,330,233
Kangwon Land, Inc. *	106,424	2,021,398
KCC Corp.	7,484	1,353,402
KCC Glass Corp.	14,268	443,559
KEPCO Plant Service & Engineering Co., Ltd.	40,902	1,069,962
KISWIRE Ltd.	32,769	592,592
KIWOOM Securities Co., Ltd.	14,042	979,538
Kolmar Korea Co., Ltd.	12,762	374,969
Kolon Corp.	39,434	738,537
Kolon Industries, Inc.	57,783	2,011,025
Korea Aerospace Industries Ltd.	43,519	1,600,388
Korea Electric Terminal Co., Ltd.	17,113	752,590
Korea Investment Holdings Co., Ltd.	43,541	1,904,929
Korea Petrochemical Ind Co., Ltd.	14,812	1,813,806
Korean Reinsurance Co.	251,254	1,600,283
Krafton, Inc. *	6,978	1,201,051
Kukdo Chemical Co., Ltd.	10,452	362,969
Kumho Petrochemical Co., Ltd.	31,726	3,596,343
Kumho Tire Co., Inc. *	292,357	667,244

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KUMHOE&C Co., Ltd.	90,449	557,569
Kwang Dong Pharmaceutical Co., Ltd.	120,488	556,373
LF Corp.	85,138	1,036,103
LG Hausys Ltd.	39,240	1,060,701
LG HelloVision Co., Ltd.	140,435	544,128
Lotte Chilsung Beverage Co., Ltd.	5,859	697,474
Lotte Corp.	46,382	1,155,286
LOTTE Fine Chemical Co., Ltd.	27,956	1,324,828
LOTTE Himart Co., Ltd.	137,962	1,401,745
LS Corp.	79,047	4,507,210
LS Electric Co., Ltd.	38,681	1,692,303
LX International Corp.	122,776	3,835,441
LX Semicon Co., Ltd.	5,412	359,884
Maeil Dairies Co., Ltd.	10,032	375,387
Mcnex Co., Ltd.	19,241	430,382
Meritz Financial Group, Inc.	43,936	1,257,599
Meritz Fire & Marine Insurance Co., Ltd.	117,419	4,095,442
Meritz Securities Co., Ltd.	334,001	1,478,990
Mirae Asset Securities Co., Ltd.	287,918	1,451,761
Namhae Chemical Corp.	51,466	357,064
Namyang Dairy Products Co., Ltd.	2,106	686,644
Netmarble Corp.	10,571	392,350
Nexen Tire Corp.	170,190	903,310
NH Investment & Securities Co., Ltd.	192,109	1,402,745
NHN Corp. *	29,186	546,608
NICE Holdings Co., Ltd.	63,607	605,276
NongShim Co., Ltd.	7,451	1,855,900
OCI Co., Ltd.	31,303	2,257,205
Orion Corp.	25,726	2,292,001
Orion Holdings Corp.	45,232	524,737
Ottogi Corp.	2,708	914,747
Pan Ocean Co., Ltd.	263,915	1,078,593
Partron Co., Ltd.	108,886	724,063
PHA Co., Ltd.	66,884	361,083
Poongsan Corp.	88,565	2,041,457
POSCO Chemical Co., Ltd.	3,850	637,847
Power Logics Co., Ltd. *	89,414	357,968
S-1 Corp.	35,281	1,717,436
Samchully Co., Ltd.	8,409	2,426,072
Samsung Card Co., Ltd.	71,630	1,754,293
Samsung Engineering Co., Ltd. *	154,425	2,874,575
Samsung Heavy Industries Co., Ltd. *	645,809	2,551,211
Samsung Securities Co., Ltd.	60,168	1,605,879
SAMT Co., Ltd.	211,049	442,469
Samyang Corp.	17,470	518,596
Samyang Holdings Corp.	23,279	1,175,555
Seah Besteel Holdings Corp.	73,655	1,075,072
Sebang Global Battery Co., Ltd.	19,140	703,138
Seohan Co., Ltd.	602,735	498,147
Seohee Construction Co., Ltd.	469,415	452,028
Seoul Semiconductor Co., Ltd.	92,132	775,422
Seoyon Co., Ltd.	79,391	491,209
Seoyon E-Hwa Co., Ltd.	105,402	740,056
SFA Engineering Corp.	39,813	1,207,507
Shinsegae, Inc.	17,086	2,727,075
SK Chemicals Co., Ltd.	10,334	695,803
SK Discovery Co., Ltd.	43,808	1,069,582
SK Gas Ltd.	12,785	1,240,839
SK Networks Co., Ltd.	1,007,105	3,222,492
SKC Co., Ltd.	11,939	1,013,889
SL Corp.	29,326	620,385
SNT Motiv Co., Ltd.	22,293	756,425
Songwon Industrial Co., Ltd.	26,237	350,132
SSANGYONG C&E Co., Ltd.	119,762	542,123
Sungwoo Hitech Co., Ltd.	371,038	1,685,194
Taekwang Industrial Co., Ltd.	3,029	1,699,556
TKG Huchems Co., Ltd.	43,739	713,037
Tongyang Life Insurance Co., Ltd.	112,753	471,069
Tongyang, Inc.	680,454	546,902
SECURITY	NUMBER OF SHARES	VALUE ($)
WONIK IPS Co., Ltd.	28,911	620,375
Young Poong Corp.	2,044	1,185,624
Youngone Corp.	56,788	2,045,289
Yuhan Corp.	32,492	1,438,778
		211,566,658

Singapore 1.5%
CapitaLand Ascendas REIT	1,307,914	2,662,979
CapitaLand Ascott Trust	1,239,937	855,098
CapitaLand China Trust	517,646	426,870
CapitaLand Integrated Commercial Trust	1,297,612	1,960,196
CapitaLand Investment Ltd.	1,033,862	2,768,936
City Developments Ltd.	474,178	2,868,668
Cromwell European Real Estate Investment Trust	202,660	321,350
First Resources Ltd.	545,041	640,383
Frasers Logistics & Commercial Trust	496,656	413,185
Genting Singapore Ltd.	6,071,521	3,899,101
Hutchison Port Holdings Trust, Class U	10,231,997	1,903,152
Keppel Infrastructure Trust	3,639,758	1,434,335
Manulife US Real Estate Investment Trust	715,404	279,008
Mapletree Industrial Trust	570,604	928,590
Mapletree Logistics Trust	851,017	999,881
Mapletree Pan Asia Commercial Trust	819,269	1,022,367
NetLink NBN Trust	1,379,285	865,639
Olam Group Ltd.	1,652,014	1,663,708
SATS Ltd. *	510,637	994,965
Sembcorp Industries Ltd.	1,111,577	2,595,816
Sembcorp Marine Ltd. *	15,148,352	1,525,558
Singapore Exchange Ltd.	361,553	2,387,838
Singapore Post Ltd.	1,918,195	727,915
Singapore Technologies Engineering Ltd.	1,232,775	3,085,761
Suntec Real Estate Investment Trust	831,858	843,817
UOL Group Ltd.	404,608	1,966,496
		40,041,612

Spain 1.5%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	60,089	572,613
Applus Services S.A.	251,620	1,638,684
Atresmedia Corp de Medios de Comunicaion S.A.	185,072	638,374
Bankinter S.A.	577,166	3,739,202
Cellnex Telecom S.A.	55,767	1,871,908
Cia de Distribucion Integral Logista Holdings S.A.	79,146	1,841,734
Cie Automotive S.A.	58,392	1,460,996
Construcciones y Auxiliar de Ferrocarriles S.A.	26,884	773,687
Ebro Foods S.A.	144,720	2,256,025
Ence Energia y Celulosa S.A.	248,148	799,732
Faes Farma S.A.	248,101	941,358
Fluidra S.A.	36,539	538,000
Gestamp Automocion S.A.	507,534	1,889,657
Grupo Catalana Occidente S.A.	62,632	1,941,120
Indra Sistemas S.A.	136,464	1,376,297
Inmobiliaria Colonial Socimi S.A.	141,518	856,070
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	710,112	731,898
Mediaset Espana Comunicacion S.A. *	325,905	1,065,764
Melia Hotels International S.A. *	156,393	838,161
Merlin Properties Socimi S.A.	182,437	1,666,196
Obrascon Huarte Lain S.A. *(a)	1,094,172	520,496
Prosegur Cia de Seguridad S.A.	920,040	1,667,281
Sacyr S.A.	723,828	1,982,470

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Siemens Gamesa Renewable Energy S.A. *	145,306	2,697,546
Tecnicas Reunidas S.A. *(a)	100,780	944,809
Unicaja Banco S.A.	1,380,929	1,407,654
Viscofan S.A.	37,982	2,328,891
		38,986,623

Sweden 3.3%
AAK AB	142,920	2,325,978
AddTech AB, B Shares	55,771	804,887
AFRY AB	118,903	1,921,171
Ambea AB	103,938	496,600
Arjo AB, B Shares	161,676	625,551
Attendo AB *	306,651	733,285
Axfood AB	92,045	2,435,820
Beijer Alma AB	26,660	418,008
Beijer Ref AB	67,010	1,131,098
Betsson AB, B Shares *	243,592	1,957,636
Bilia AB, A Shares	129,183	1,418,568
BillerudKorsnas AB	276,747	3,813,647
Bonava AB, B Shares	318,510	829,742
Bravida Holding AB	200,964	1,976,887
Byggmax Group AB	96,540	432,555
Castellum AB	134,483	1,612,969
Clas Ohlson AB, B Shares	71,408	516,620
Cloetta AB, B Shares	388,982	764,555
Concentric AB	29,192	562,553
Coor Service Management Holding AB	129,391	785,655
Dometic Group AB	355,473	2,483,424
Dustin Group AB	97,273	420,697
Electrolux Professional AB, B Shares	139,458	570,188
Elekta AB, B Shares	285,742	1,658,642
EQT AB	20,282	447,338
Evolution AB	11,312	1,131,858
Fabege AB	91,369	745,600
Fastighets AB Balder, B Shares *	126,864	548,081
Fingerprint Cards AB, B Shares *(a)	580,016	166,763
Getinge AB, B Shares	123,865	2,808,620
Granges AB	164,902	1,306,684
Hexpol AB	253,974	2,688,879
Holmen AB, B Shares	69,152	2,787,791
Hufvudstaden AB, A Shares	36,025	499,643
Indutrade AB	95,804	2,004,339
Intrum AB	97,528	1,300,062
Investment AB Latour, B Shares	24,740	474,904
Inwido AB	66,457	652,492
JM AB	116,071	1,817,725
Kinnevik AB, B Shares *	162,427	2,427,159
L E Lundbergfortagen AB, B Shares	47,017	1,996,408
Lifco AB, B Shares	57,775	972,506
Lindab International AB	62,033	741,106
Loomis AB	127,266	3,671,020
MEKO AB	66,522	726,116
Modern Times Group MTG AB, B Shares *	62,895	483,930
Mycronic AB	47,729	845,926
NCC AB, B Shares	196,025	1,854,772
New Wave Group AB, B Shares	32,710	645,378
Nibe Industrier AB, B Shares	244,549	2,246,939
Nobia AB	428,327	895,712
Nolato AB, B Shares	120,573	626,960
Pandox AB *	69,333	848,474
Peab AB, B Shares	406,281	2,289,755
Ratos AB, B Shares	342,639	1,460,356
Resurs Holding AB	328,064	748,495
Saab AB, B Shares	101,046	3,676,536
Samhallsbyggnadsbolaget i Norden AB (a)	232,296	410,512
SECURITY	NUMBER OF SHARES	VALUE ($)
Samhallsbyggnadsbolaget i Norden AB, Class D	9,141	16,270
Scandi Standard AB *	150,967	730,499
Scandic Hotels Group AB *(a)	241,282	798,934
Sweco AB, B Shares	135,096	1,285,868
Swedish Orphan Biovitrum AB *	67,733	1,442,466
Tethys Oil AB	104,401	597,204
Thule Group AB	55,070	1,263,680
Viaplay Group AB, B Shares *	35,150	676,050
VNV Global AB *(a)	135,093	362,316
Wallenstam AB, B Shares	103,827	402,308
Wihlborgs Fastigheter AB	120,001	917,692
		86,138,862

Switzerland 2.7%
Allreal Holding AG	11,003	1,658,390
ALSO Holding AG *	5,801	1,050,908
ams-OSRAM AG *	213,070	1,718,873
Arbonia AG	61,251	883,326
Aryzta AG *	2,036,252	2,464,234
Autoneum Holding AG	8,190	997,156
Banque Cantonale Vaudoise	17,642	1,637,822
Belimo Holding AG	3,274	1,475,920
BKW AG	14,163	1,818,037
Bobst Group S.A.	3,085	197,518
Bucher Industries AG	7,051	2,738,252
Burckhardt Compression Holding AG	1,594	854,929
Bystronic AG	1,973	1,393,680
Cembra Money Bank AG	27,875	2,181,140
Comet Holding AG	2,097	423,472
Daetwyler Holding AG	3,172	603,937
dormakaba Holding AG	3,352	1,173,332
Emmi AG	1,767	1,520,798
EMS-Chemie Holding AG	3,058	2,092,696
Flughafen Zuerich AG *	13,708	2,244,501
Forbo Holding AG	1,010	1,176,699
Galenica AG	55,872	4,245,744
Helvetia Holding AG	34,564	3,838,227
Huber & Suhner AG	17,604	1,609,350
Implenia AG *	49,386	2,039,716
Inficon Holding AG	950	812,648
Interroll Holding AG	245	563,159
Kardex Holding AG	2,292	369,992
Komax Holding AG	2,540	666,492
Landis & Gyr Group AG *	32,853	2,258,590
Mobimo Holding AG	4,254	1,026,943
OC Oerlikon Corp. AG	287,689	1,890,247
PSP Swiss Property AG	13,913	1,518,711
Rieter Holding AG	5,147	516,456
Schweiter Technologies AG	1,335	1,064,917
SFS Group AG	14,964	1,419,833
Siegfried Holding AG *	1,473	980,969
Softwareone Holding AG *	105,835	1,584,054
St. Galler Kantonalbank AG	1,550	782,524
Stadler Rail AG (a)	39,215	1,354,981
Straumann Holding AG	14,379	1,623,910
Sulzer AG	19,507	1,479,277
Tecan Group AG	3,309	1,360,762
Temenos AG	18,727	1,121,556
u-blox Holding AG *	8,280	1,051,566
Valiant Holding AG	12,888	1,363,537
VAT Group AG	5,986	1,626,006
Vontobel Holding AG	17,389	1,064,055
Zehnder Group AG	11,268	652,840
Zur Rose Group AG *	6,315	157,220
		70,349,902

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 8.7%
4imprint Group plc	20,988	1,056,022
888 Holdings plc *	289,306	346,257
Airtel Africa plc	666,761	979,058
Ascential plc *	190,765	490,259
Ashmore Group plc	436,893	1,175,869
Assura plc	547,416	349,428
Aston Martin Lagonda Global Holdings plc *(a)	150,060	233,837
Auto Trader Group plc	206,163	1,389,149
AVEVA Group plc	31,565	1,195,762
Babcock International Group plc *	554,779	1,875,028
Bank of Georgia Group plc	43,052	1,297,147
Beazley plc	380,763	2,945,162
Biffa plc	245,095	1,190,885
Big Yellow Group plc	46,768	607,087
Bodycote plc	278,941	1,959,926
Britvic plc	244,375	2,338,396
C&C Group plc *	467,975	973,623
Capita plc *	3,905,735	1,096,786
Capricorn Energy plc *	155,871	462,953
Card Factory plc *	2,018,179	1,797,780
Carnival plc *	302,359	2,577,448
Centamin plc	2,641,373	3,321,766
Chemring Group plc	237,497	876,789
Clarkson plc	17,661	642,542
Close Brothers Group plc	183,856	2,344,999
Coats Group plc	1,755,470	1,390,242
Computacenter plc	69,004	1,632,033
ConvaTec Group plc	1,087,455	2,981,206
Cranswick plc	72,671	2,662,090
Crest Nicholson Holdings plc	694,345	1,903,513
De La Rue plc *	620,808	602,546
Dechra Pharmaceuticals plc	18,668	604,703
Derwent London plc	42,629	1,189,976
Diploma plc	40,021	1,334,508
DiscoverIE Group plc	51,784	511,857
Diversified Energy Co., plc	329,399	497,413
Domino's Pizza Group plc	230,232	784,713
Dr. Martens plc	264,639	640,402
Dunelm Group plc	102,696	1,230,345
easyJet plc *	674,463	3,141,386
Elementis plc *	912,898	1,260,030
Endeavour Mining plc	53,706	1,107,121
EnQuest plc *	2,975,644	861,118
Essentra plc	510,414	1,483,159
FDM Group Holdings plc	52,660	458,431
Ferrexpo plc	896,820	1,533,681
Forterra plc	298,731	720,411
Frasers Group plc *	180,744	1,934,004
Fresnillo plc	192,757	2,060,480
Games Workshop Group plc	13,569	1,190,134
Genuit Group plc	186,225	694,157
Genus plc	25,803	894,822
Grafton Group plc	333,565	3,091,739
Grainger plc	309,937	895,446
Great Portland Estates plc	133,971	794,859
Greencore Group plc *	1,087,707	834,206
Greggs plc	69,483	1,916,428
Halfords Group plc	606,195	1,406,296
Halma plc	120,500	3,116,895
Hammerson plc (a)	3,643,736	1,044,910
Harbour Energy plc	336,329	1,275,702
Hargreaves Lansdown plc	175,650	1,764,656
Hikma Pharmaceuticals plc	170,984	3,082,880
Hill & Smith Holdings plc	73,759	1,048,805
Hilton Food Group plc	68,186	439,307
Hiscox Ltd.	203,522	2,424,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Hochschild Mining plc	897,699	745,676
HomeServe plc	172,357	2,444,646
Howden Joinery Group plc	423,709	2,953,900
Ibstock plc	545,653	1,026,713
IG Group Holdings plc	361,398	3,527,037
Indivior plc *	58,340	1,176,942
Intermediate Capital Group plc	123,928	1,761,437
Investec plc	485,108	2,993,720
IWG plc *	1,137,241	2,158,141
J.D. Sports Fashion plc	1,450,635	2,177,591
J.D. Wetherspoon plc *	144,588	763,490
Jupiter Fund Management plc	1,052,968	1,552,427
Just Group plc	2,612,010	2,301,876
Kier Group plc *	1,816,451	1,371,476
Lancashire Holdings Ltd.	207,570	1,467,103
LondonMetric Property plc	148,325	312,653
LSL Property Services plc	113,239	316,912
Man Group plc	1,404,215	3,495,065
Marshalls plc	159,377	550,426
Marston's plc *	2,080,462	929,108
Mediclinic International plc	496,208	2,926,306
Mitchells & Butlers plc *	633,335	1,047,638
Mitie Group plc	1,180,747	1,070,081
Moneysupermarket.com Group plc	679,699	1,536,343
Morgan Advanced Materials plc	431,891	1,553,304
Morgan Sindall Group plc	81,872	1,577,572
National Express Group plc *	1,197,979	2,461,011
NewRiver REIT plc	724,484	686,779
Ocado Group plc *	100,782	747,253
OSB Group plc	202,569	1,152,642
Oxford Instruments plc	28,773	740,141
Pagegroup plc	416,598	2,350,648
Paragon Banking Group plc	215,720	1,206,407
PayPoint plc	107,292	686,147
Petrofac Ltd. *	1,319,726	1,318,624
Pets at Home Group plc	517,599	1,623,620
Playtech plc *	403,770	2,647,078
Plus500 Ltd.	150,418	3,416,063
Premier Foods plc	975,031	1,212,256
Primary Health Properties plc	268,717	356,177
Provident Financial plc	643,816	1,512,740
PZ Cussons plc	250,157	616,678
QinetiQ Group plc	643,595	2,665,739
Quilter plc	547,141	660,712
Rathbone Brothers plc	35,219	884,983
Reach plc	601,711	788,235
Redde Northgate plc	523,379	2,356,044
Redrow plc	425,077	2,315,470
Renewi plc *	58,141	382,898
Renishaw plc	18,304	804,791
Rhi Magnesita N.V.	52,083	1,358,362
Rightmove plc	184,669	1,217,050
Rolls-Royce Holdings plc *	3,464,380	3,751,114
Rotork plc	693,382	2,468,989
RS Group plc	258,441	2,825,397
Sabre Insurance Group plc	391,067	479,693
Safestore Holdings plc	59,643	644,232
Saga plc *(a)	553,184	636,717
Savills plc	143,348	1,617,507
Schroders plc	499,823	2,633,338
Segro plc	180,915	1,703,792
Senior plc	1,093,872	1,599,706
Serco Group plc	1,342,045	2,736,189
SIG plc *	1,974,993	695,022
Sirius Real Estate Ltd.	347,586	341,087
Softcat plc	48,016	724,499
Speedy Hire plc	1,094,099	544,638
Spirax-Sarco Engineering plc	22,638	3,020,823
Spire Healthcare Group plc *	271,257	742,992

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirent Communications plc	342,113	1,144,857
SSP Group plc *	893,706	2,265,926
SThree plc	253,046	1,221,984
Synthomer plc	527,696	837,073
TBC Bank Group plc	41,069	1,068,663
Telecom Plus plc	61,759	1,827,688
The British Land Co., plc	607,327	2,851,837
The Restaurant Group plc *	1,200,070	409,027
The Unite Group plc	54,863	602,728
THG plc *(a)	441,788	357,134
TI Fluid Systems plc	868,809	1,314,024
TP ICAP Group plc	1,237,555	2,579,158
Tritax Big Box REIT plc	337,618	574,959
TT Electronics plc	244,208	485,682
Tyman plc	336,884	892,659
Vesuvius plc	504,928	2,282,606
Victrex plc	75,262	1,591,820
Virgin Money UK plc	580,408	1,191,642
Vistry Group plc	431,963	3,184,289
Watches of Switzerland Group plc *	50,850	621,318
WH Smith plc *	99,722	1,678,064
Wickes Group plc	635,947	1,050,444
Wizz Air Holdings plc *	24,878	658,317
Workspace Group plc	83,530	421,579
		230,150,868
Total Common Stocks (Cost $2,731,471,486)		2,618,351,824

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	34,535	1,537,925
Sartorius AG	2,276	835,217
Sixt SE	16,344	977,742
		3,350,884

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	73,204	1,120,065
Total Preferred Stocks (Cost $4,621,936)		4,470,949

RIGHTS 0.0% OF NET ASSETS

Norway 0.0%
PGS A.S.A
expires 12/12/22, strike NOK 6.70 (a)(b)	343,131	0
Total Rights (Cost $0)		0
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	37,091	57,630
Total Warrants (Cost $0)		57,630

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	2,905,177	2,905,177
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	36,415,686	36,415,686
		39,320,863
Total Short-Term Investments (Cost $39,320,863)		39,320,863
Total Investments in Securities (Cost $2,775,414,285)		2,662,201,266

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/16/22	122	12,076,780	1,121,152

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,134,534.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

NOK —	Norwegian Krone

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,500,021,541	$—	$—	$2,500,021,541
Hong Kong	79,343,660	—	0*	79,343,660
Luxembourg	—	—	0*	0
Spain	38,986,623	—	0*	38,986,623
Preferred Stocks[1]	4,470,949	—	—	4,470,949
Rights[1]
Norway	—	—	0*	0
Warrants[1]
Italy	—	—	57,630	57,630
Short-Term Investments[1]	39,320,863	—	—	39,320,863
Futures Contracts[2]	1,121,152	—	—	1,121,152
Total	$2,663,264,788	$—	$57,630	$2,663,322,418

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.9% OF NET ASSETS

Brazil 6.9%
Ambev S.A.	5,947,753	18,005,672
B3 S.A. - Brasil Bolsa Balcao	3,362,834	8,140,427
Banco Bradesco S.A.	3,376,351	8,834,447
Banco do Brasil S.A.	3,344,872	22,439,926
BRF S.A. *	2,434,617	4,361,088
CCR S.A.	2,454,098	5,511,314
Centrais Eletricas Brasileiras S.A.	1,224,934	11,064,190
Cia de Saneamento Basico do Estado de Sao Paulo	885,929	10,156,815
Cia Paranaense de Energia	764,654	1,091,989
Equatorial Energia S.A.	1,202,387	6,299,110
Itau Unibanco Holding S.A.	1,087,440	4,656,794
JBS S.A.	2,715,766	11,387,130
Petroleo Brasileiro S.A.	8,982,510	51,908,892
Suzano S.A.	623,156	6,298,156
Telefonica Brasil S.A.	1,134,016	8,205,163
TIM S.A.	2,136,772	5,282,201
Ultrapar Participacoes S.A.	5,627,841	15,196,498
Vale S.A.	5,827,048	94,971,530
Vibra Energia S.A.	5,377,770	16,903,959
		310,715,301

Chile 0.7%
Banco de Chile	60,087,111	5,648,325
Cencosud S.A.	5,991,868	8,851,536
Empresas CMPC S.A.	3,198,566	5,263,998
Empresas Copec S.A.	1,395,512	9,691,066
Falabella S.A.	1,944,349	3,449,370
		32,904,295

China 32.3%
Agile Group Holdings Ltd. *(a)	15,468,791	5,033,724
Agricultural Bank of China Ltd., A Shares	25,194,100	10,243,311
Agricultural Bank of China Ltd., H Shares	80,769,097	26,904,062
Alibaba Group Holding Ltd. *	7,290,580	74,629,087
Aluminum Corp. of China Ltd., A Shares	1,878,100	1,185,155
Aluminum Corp. of China Ltd., H Shares	8,767,710	3,673,104
Anhui Conch Cement Co., Ltd., A Shares	647,000	2,611,364
Anhui Conch Cement Co., Ltd., H Shares	2,661,133	9,631,287
BAIC Motor Corp., Ltd., H Shares	28,195,647	7,694,155
Baidu, Inc., A Shares *	1,599,880	20,824,778
Bank of China Ltd., A Shares	15,273,700	6,792,097
Bank of China Ltd., H Shares	211,757,801	75,148,179
Bank of Communications Co., Ltd., A Shares	7,932,200	5,285,483
Bank of Communications Co., Ltd., H Shares	21,271,834	12,018,293
Beijing Enterprises Holdings Ltd.	1,655,203	5,237,783
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co., Ltd., A Shares	26,700	978,208
BYD Co., Ltd., H Shares	164,952	4,046,930
China Cinda Asset Management Co., Ltd., H Shares	40,201,193	5,253,375
China CITIC Bank Corp., Ltd., A Shares	2,679,100	1,902,418
China CITIC Bank Corp., Ltd., H Shares	33,623,715	14,904,625
China Communications Services Corp., Ltd., H Shares	12,651,108	4,343,728
China Construction Bank Corp., A Shares	2,112,000	1,666,690
China Construction Bank Corp., H Shares	271,780,558	163,998,005
China Everbright Bank Co., Ltd., A Shares	9,344,000	3,944,147
China Everbright Bank Co., Ltd., H Shares	10,406,146	3,092,980
China Everbright Environment Group Ltd.	9,089,563	4,157,292
China Evergrande Group *(b)	44,077,011	4,658,707
China Gas Holdings Ltd.	5,102,915	6,478,751
China Hongqiao Group Ltd.	6,184,993	5,728,973
China Jinmao Holdings Group Ltd.	21,852,574	5,123,337
China Life Insurance Co., Ltd., H Shares	5,433,194	8,255,420
China Mengniu Dairy Co., Ltd. *	1,827,784	8,148,983
China Merchants Bank Co., Ltd., A Shares	1,549,300	7,646,382
China Merchants Bank Co., Ltd., H Shares	4,021,153	20,194,632
China Minsheng Banking Corp., Ltd., A Shares	11,647,300	5,787,846
China Minsheng Banking Corp., Ltd., H Shares	31,438,624	10,834,655
China National Building Material Co., Ltd., H Shares	17,267,225	15,175,602
China Oriental Group Co., Ltd.	28,152,790	5,013,436
China Overseas Land & Investment Ltd.	9,165,389	24,776,082
China Pacific Insurance Group Co., Ltd., A Shares	662,500	2,276,436
China Pacific Insurance Group Co., Ltd., H Shares	3,853,253	8,698,266
China Petroleum & Chemical Corp., A Shares	16,415,700	10,498,002
China Petroleum & Chemical Corp., H Shares	186,045,546	87,475,133
China Railway Group Ltd., A Shares	4,956,400	4,114,269
China Railway Group Ltd., H Shares	13,345,103	7,505,605
China Resources Cement Holdings Ltd.	6,648,024	3,585,700
China Resources Land Ltd.	4,670,455	21,540,757
China Resources Pharmaceutical Group Ltd.	9,713,030	7,964,050
China Resources Power Holdings Co., Ltd.	5,471,962	10,080,945
China Shenhua Energy Co., Ltd., A Shares	1,036,700	4,471,089

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co., Ltd., H Shares	7,043,072	21,655,721
China State Construction Engineering Corp., Ltd., A Shares	10,960,100	9,097,894
China Taiping Insurance Holdings Co., Ltd.	5,485,583	5,566,052
China Tower Corp., Ltd., H Shares	86,425,725	9,300,828
China United Network Communications Ltd., A Shares	7,459,500	4,644,055
China Vanke Co., Ltd., A Shares	1,880,900	4,952,148
China Vanke Co., Ltd., H Shares	5,443,253	11,199,621
CITIC Ltd.	20,865,209	21,358,404
Country Garden Holdings Co., Ltd. *(a)	39,808,937	15,351,342
CRRC Corp., Ltd., A Shares	3,034,000	2,295,775
CRRC Corp., Ltd., H Shares	7,069,510	2,898,268
CSPC Pharmaceutical Group Ltd.	5,547,129	7,099,586
Dongfeng Motor Group Co., Ltd., H Shares	9,051,541	5,067,611
ENN Energy Holdings Ltd.	595,813	8,358,404
Fosun International Ltd.	8,173,769	6,220,253
Geely Automobile Holdings Ltd.	6,238,217	9,094,986
Guangzhou R&F Properties Co., Ltd., H Shares *(a)	33,416,381	8,348,209
Haier Smart Home Co., Ltd., A Shares	379,300	1,313,498
Haier Smart Home Co., Ltd., H Shares	1,769,320	5,802,907
Hengan International Group Co., Ltd.	1,361,604	6,271,176
Huaneng Power International, Inc., A Shares *	1,592,600	1,742,439
Huaneng Power International, Inc., H Shares *	13,402,903	6,181,596
Industrial & Commercial Bank of China Ltd., A Shares	13,160,500	7,988,953
Industrial & Commercial Bank of China Ltd., H Shares	196,261,486	98,313,037
Industrial Bank Co., Ltd., A Shares	2,770,800	6,923,528
JD.com, Inc., A Shares	811,068	22,735,466
Jiangxi Copper Co., Ltd., A Shares	556,100	1,364,431
Jiangxi Copper Co., Ltd., H Shares	4,980,275	7,209,930
Kingboard Holdings Ltd.	2,394,888	7,854,607
Kunlun Energy Co., Ltd.	12,796,929	9,836,855
Legend Holdings Corp., H Shares	4,503,109	4,592,242
Longfor Group Holdings Ltd.	2,542,710	7,671,619
Meituan, B Shares *	322,430	6,757,997
NetEase, Inc.	682,330	9,554,631
Nine Dragons Paper Holdings Ltd.	5,464,761	4,333,722
PetroChina Co., Ltd., H Shares	87,075,009	39,490,812
PICC Property & Casualty Co., Ltd., H Shares	18,368,776	18,497,032
Ping An Insurance Group Co. of China Ltd., A Shares	1,343,900	8,527,970
Ping An Insurance Group Co. of China Ltd., H Shares	11,037,813	67,523,614
Postal Savings Bank of China Co., Ltd., A Shares	1,880,100	1,183,763
Postal Savings Bank of China Co., Ltd., H Shares	12,921,061	7,747,174
SAIC Motor Corp., Ltd., A Shares	2,497,800	5,352,769
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	423,800	1,157,687
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	2,860,933	4,742,870
Shanghai Pudong Development Bank Co., Ltd., A Shares	7,028,400	7,163,788
Shenzhou International Group Holdings Ltd.	406,150	3,624,156
Sinopharm Group Co., Ltd., H Shares	5,851,425	13,823,621
Tencent Holdings Ltd.	1,987,114	73,115,001
Tingyi Cayman Islands Holding Corp.	2,760,014	4,511,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Trip.com Group Ltd., ADR *	198,898	6,354,791
Vipshop Holdings Ltd., ADR *	955,237	10,650,893
Weichai Power Co., Ltd., A Shares	645,400	977,637
Weichai Power Co., Ltd., H Shares	3,209,398	4,243,288
Xiaomi Corp., B Shares *	7,984,277	10,556,369
Yankuang Energy Group Co., Ltd., A Shares	96,500	552,826
Yankuang Energy Group Co., Ltd., H Shares	2,570,758	8,513,752
Yum China Holdings, Inc.	332,082	18,353,747
Zhongsheng Group Holdings Ltd.	761,946	3,885,139
Zijin Mining Group Co., Ltd., A Shares	833,300	1,156,389
Zijin Mining Group Co., Ltd., H Shares	3,494,892	4,540,158
		1,466,438,273

Colombia 0.2%
Bancolombia S.A.	613,182	5,091,531
Ecopetrol S.A.	12,360,923	5,876,049
		10,967,580

Czech Republic 0.2%
CEZ A/S	199,624	6,787,132

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	3,800,097	5,092,130

Greece 0.4%
Alpha Services and Holdings S.A. *	7,813,160	8,137,334
Eurobank Ergasias Services & Holdings S.A., A Shares *	4,748,867	5,329,740
Hellenic Telecommunications Organization S.A.	365,082	5,544,623
		19,011,697

Hungary 0.4%
MOL Hungarian Oil & Gas plc	1,623,993	11,503,194
OTP Bank Nyrt	300,399	8,111,331
		19,614,525

India 11.3%
Axis Bank Ltd.	1,262,526	13,972,298
Bharat Petroleum Corp., Ltd.	3,838,838	16,081,531
Bharti Airtel Ltd.	1,380,308	14,385,933
Coal India Ltd.	4,482,802	12,509,377
GAIL India Ltd.	6,914,723	8,045,189
Grasim Industries Ltd.	426,456	9,215,257
HCL Technologies Ltd.	765,815	10,539,845
Hero MotoCorp Ltd.	230,253	8,063,467
Hindalco Industries Ltd.	2,514,263	13,914,913
Hindustan Petroleum Corp., Ltd.	4,394,901	12,903,600
Hindustan Unilever Ltd.	241,761	7,969,070
Housing Development Finance Corp., Ltd.	684,269	22,624,181
ICICI Bank Ltd.	625,656	7,320,912
Indian Oil Corp., Ltd.	22,254,587	20,946,619
Infosys Ltd.	2,076,730	41,693,346
ITC Ltd.	2,584,597	10,790,809
JSW Steel Ltd.	993,266	9,067,141
Larsen & Toubro Ltd.	477,323	12,161,336
Mahindra & Mahindra Ltd.	908,365	14,563,064
Maruti Suzuki India Ltd.	110,131	12,136,267
NTPC Ltd.	8,291,303	17,532,271

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oil & Natural Gas Corp., Ltd.	12,723,580	22,045,430
Power Finance Corp., Ltd.	4,375,785	7,302,266
Power Grid Corp. of India Ltd.	3,131,675	8,614,041
Rajesh Exports Ltd.	1,152,213	10,752,974
Reliance Industries Ltd.	1,950,662	65,424,681
State Bank of India	1,710,399	12,653,209
Sun Pharmaceutical Industries Ltd.	588,659	7,561,335
Tata Consultancy Services Ltd.	577,566	24,048,391
Tata Motors Ltd. *	3,051,974	16,467,327
Tata Motors Ltd., A Shares, DVR *	707,019	2,041,542
Tata Steel Ltd.	13,835,074	18,288,486
Tech Mahindra Ltd.	463,354	6,127,888
Vedanta Ltd.	2,970,237	11,100,605
Wipro Ltd.	1,076,137	5,376,968
		514,241,569

Indonesia 1.8%
PT Astra International Tbk	35,152,728	13,518,991
PT Bank Central Asia Tbk	16,555,335	9,787,027
PT Bank Mandiri (Persero) Tbk	19,264,852	12,888,953
PT Bank Negara Indonesia (Persero) Tbk	9,727,532	6,121,639
PT Bank Rakyat Indonesia (Persero) Tbk	46,922,298	14,853,831
PT Telkom Indonesia (Persero) Tbk	70,949,542	18,220,523
PT United Tractors Tbk	3,196,289	6,257,871
		81,648,835

Kuwait 0.8%
Kuwait Finance House KSCP	4,191,922	11,784,465
Mobile Telecommunications Co. KSCP	4,060,977	7,738,333
National Bank of Kuwait SAKP	4,837,957	17,621,126
		37,143,924

Malaysia 1.9%
Axiata Group Berhad	9,858,472	7,204,055
CIMB Group Holdings Berhad	10,126,924	13,206,556
Genting Berhad	6,782,200	6,755,514
Malayan Banking Berhad	8,423,058	16,344,236
Petronas Chemicals Group Berhad	2,992,800	5,746,714
Public Bank Berhad	12,236,500	12,380,944
Tenaga Nasional Berhad	11,991,600	25,398,735
		87,036,754

Mexico 4.4%
Alfa S.A.B. de C.V., A Shares	13,963,437	9,636,418
America Movil S.A.B. de C.V., Series L	52,237,678	50,610,433
Cemex SAB de C.V., ADR *	4,108,672	18,776,631
Fomento Economico Mexicano S.A.B. de C.V.	3,176,337	25,206,083
Grupo Bimbo S.A.B. de C.V., Series A	2,823,781	11,943,150
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,546,843	28,248,787
Grupo Mexico S.A.B. de C.V., Series B	3,809,576	15,471,517
Grupo Televisa S.A.B., Series CPO	4,364,006	4,773,184
Nemak S.A.B. de C.V. *	16,495,470	4,895,809
Orbia Advance Corp. S.A.B. de C.V.	2,297,719	4,474,821
Sitios Latinoamerica S.A.B. de C.V. *	2,597,611	1,163,820
Wal-Mart de Mexico S.A.B. de C.V.	5,513,462	21,833,577
		197,034,230

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.7%
Ooredoo QPSC	3,078,846	7,500,658
Qatar Fuel QSC	1,009,240	5,024,376
Qatar National Bank QPSC	3,340,579	17,979,089
		30,504,123

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	1,397
Gazprom PJSC *(b)(c)	197,560	38,604
Inter RAO UES PJSC *(b)(c)	1,590,272	1,488
LUKOIL PJSC *(b)(c)	15,008	63,501
Magnit PJSC *(b)(c)	2,064	2,101
MMC Norilsk Nickel PJSC *(b)(c)	544	3,573
Mobile TeleSystems PJSC *(b)(c)	26,384	2,036
Novatek PJSC *(b)(c)	5,557	5,790
Novolipetsk Steel PJSC *(b)(c)	21,760	1,340
Rosneft Oil Co. PJSC *(b)(c)	28,418	7,186
ROSSETI PJSC *(b)(c)	2,957,184	660
Sberbank of Russia PJSC *(b)(c)	90,000	3,857
Severstal PAO *(b)(c)	3,392	1,571
Sistema PJSFC *(b)(c)	127,904	523
Tatneft PJSC *(b)(c)	45,568	14,026
		147,653

Saudi Arabia 2.2%
Al Rajhi Bank *	569,860	12,202,894
Banque Saudi Fransi	419,387	4,780,404
Riyad Bank	730,232	6,701,604
Saudi Arabian Oil Co.	1,628,415	14,511,379
Saudi Basic Industries Corp.	1,048,374	23,146,915
Saudi Electricity Co.	1,422,666	9,362,707
Saudi Telecom Co.	1,711,807	17,508,540
The Saudi National Bank	882,371	12,064,606
		100,279,049

South Africa 5.7%
Absa Group Ltd.	1,556,563	18,790,479
AngloGold Ashanti Ltd.	595,580	10,797,702
Aspen Pharmacare Holdings Ltd.	491,794	4,104,769
Barloworld Ltd.	946,504	5,816,287
Bid Corp., Ltd.	557,397	10,940,033
Exxaro Resources Ltd.	461,543	6,133,451
FirstRand Ltd.	6,206,307	24,449,144
Gold Fields Ltd.	996,979	11,052,258
Impala Platinum Holdings Ltd.	420,180	5,182,570
MTN Group Ltd.	3,242,860	26,866,277
MultiChoice Group	854,200	5,975,254
Naspers Ltd., N Shares	79,761	12,369,888
Nedbank Group Ltd.	881,193	11,842,384
Old Mutual Ltd.	10,016,761	6,541,318
Sanlam Ltd.	2,183,421	7,214,056
Sappi Ltd. *	2,545,033	7,344,249
Sasol Ltd.	1,161,916	20,451,362
Shoprite Holdings Ltd.	709,223	10,519,741
Standard Bank Group Ltd.	2,634,394	27,897,686
The Bidvest Group Ltd.	582,386	7,956,563
Vodacom Group Ltd. (a)	1,055,546	7,809,084
Woolworths Holdings Ltd.	1,806,779	7,034,719
		257,089,274

Taiwan 17.9%
Acer, Inc.	7,765,470	6,181,119
ASE Technology Holding Co., Ltd.	5,768,000	18,140,771
Asia Cement Corp.	3,519,000	4,702,551

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Asustek Computer, Inc.	1,800,176	15,493,903
AUO Corp.	21,671,496	11,289,611
Catcher Technology Co., Ltd.	2,147,000	12,712,980
Cathay Financial Holding Co., Ltd.	8,200,840	11,556,085
Chailease Holding Co., Ltd.	655,700	4,275,082
Cheng Shin Rubber Industry Co., Ltd.	4,347,000	4,915,877
China Development Financial Holding Corp.	10,467,000	4,521,346
China Steel Corp.	16,556,088	15,615,666
Chunghwa Telecom Co., Ltd.	4,274,764	15,699,009
Compal Electronics, Inc.	23,563,000	16,506,413
CTBC Financial Holding Co., Ltd.	17,529,809	13,045,756
Delta Electronics, Inc.	1,651,696	16,139,916
E.Sun Financial Holding Co., Ltd.	6,691,697	5,369,727
Far Eastern New Century Corp.	9,603,061	10,098,509
Far EasTone Telecommunications Co., Ltd.	2,199,137	4,838,663
First Financial Holding Co., Ltd.	7,976,288	6,761,863
Formosa Chemicals & Fibre Corp.	6,982,882	17,194,264
Formosa Petrochemical Corp.	2,683,704	7,346,309
Formosa Plastics Corp.	5,486,704	16,013,354
Foxconn Technology Co., Ltd.	3,213,858	5,417,871
Fubon Financial Holding Co., Ltd.	8,282,768	16,294,585
Hon Hai Precision Industry Co., Ltd.	40,609,928	132,057,328
Hotai Motor Co., Ltd.	248,000	5,215,900
Innolux Corp.	31,670,560	12,706,960
Inventec Corp.	12,369,646	9,925,975
Largan Precision Co., Ltd.	124,200	9,222,921
Lite-On Technology Corp.	4,024,229	8,541,827
MediaTek, Inc.	745,046	17,670,600
Mega Financial Holding Co., Ltd.	8,430,786	8,729,357
Micro-Star International Co., Ltd.	1,090,000	4,338,063
Nan Ya Plastics Corp.	7,277,588	18,108,315
Novatek Microelectronics Corp.	433,000	4,182,120
Pegatron Corp.	10,794,234	21,654,479
Pou Chen Corp.	10,126,000	10,566,517
Powertech Technology, Inc.	1,765,000	4,774,360
President Chain Store Corp.	621,000	5,475,482
Quanta Computer, Inc.	5,880,058	13,622,564
Shin Kong Financial Holding Co., Ltd.	15,683,000	4,521,381
Synnex Technology International Corp.	3,808,178	7,183,730
Taiwan Cement Corp.	7,965,760	8,737,579
Taiwan Cooperative Financial Holding Co., Ltd.	6,056,340	5,222,419
Taiwan Mobile Co., Ltd.	1,777,530	5,492,683
Taiwan Semiconductor Manufacturing Co., Ltd.	9,882,352	156,682,548
Uni-President Enterprises Corp.	7,584,796	16,222,194
United Microelectronics Corp. *	10,408,931	15,425,379
Walsin Lihwa Corp.	6,880,925	10,397,476
Wistron Corp.	14,859,934	13,294,630
WPG Holdings Ltd.	6,330,880	9,935,050
Yageo Corp.	383,635	5,747,294
Yuanta Financial Holding Co., Ltd.	9,767,388	7,142,514
		812,928,875

Thailand 3.2%
Advanced Info Service PCL NVDR	1,286,200	6,893,288
Bangkok Bank PCL NVDR	1,778,900	7,263,905
Charoen Pokphand Foods PCL NVDR	10,871,600	7,367,964
CP ALL PCL NVDR	5,097,900	9,396,385
Krung Thai Bank PCL NVDR	16,139,300	8,054,776
PTT Exploration & Production PCL NVDR	2,069,300	11,031,572
PTT Global Chemical PCL NVDR	8,031,100	10,931,314
PTT PCL NVDR	49,006,800	46,206,610
SCB X PCL NVDR	4,291,900	12,778,945
SECURITY	NUMBER OF SHARES	VALUE ($)
Thai Oil PCL NVDR	4,334,687	6,821,923
The Siam Cement PCL NVDR	1,868,100	17,798,996
		144,545,678

Turkey 2.6%
Akbank T.A.S.	15,736,703	14,650,091
BIM Birlesik Magazalar A/S	1,089,333	7,879,750
Eregli Demir ve Celik Fabrikalari T.A.S.	3,891,355	8,927,939
Haci Omer Sabanci Holding A/S	4,827,994	10,889,919
KOC Holding A/S	3,018,940	11,462,747
Turk Hava Yollari AO *	2,855,076	18,425,888
Turkcell Iletisim Hizmetleri A/S	6,830,096	12,445,138
Turkiye Garanti Bankasi A/S	6,774,942	9,713,936
Turkiye Is Bankasi A/S, Class C	19,485,267	10,856,645
Turkiye Petrol Rafinerileri A/S *	555,566	14,380,733
		119,632,786

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	2,882,269	7,682,389
Dubai Islamic Bank PJSC	3,258,479	5,038,976
Emaar Properties PJSC	6,377,243	10,556,395
Emirates Telecommunications Group Co. PJSC	2,567,319	18,033,441
First Abu Dhabi Bank PJSC	2,744,702	13,151,853
		54,463,054
Total Common Stocks (Cost $4,117,402,817)		4,308,226,737

PREFERRED STOCKS 4.5% OF NET ASSETS

Brazil 4.3%
Banco Bradesco S.A.	11,417,620	33,826,447
Centrais Eletricas Brasileiras S.A., B Shares	614,676	5,736,726
Cia Energetica de Minas Gerais	3,593,805	7,845,303
Cia Paranaense de Energia, B Shares	3,165,552	4,863,783
Gerdau S.A.	2,455,441	14,740,677
Itau Unibanco Holding S.A.	11,405,595	56,390,330
Metalurgica Gerdau S.A.	3,230,319	8,409,346
Petroleo Brasileiro S.A.	12,852,431	65,156,654
		196,969,266

Colombia 0.2%
Bancolombia S.A.	981,317	6,516,623

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	6,918
Tatneft PJSC *(b)(c)	4,870	1,327
Transneft PJSC *(b)(c)	116	14,286
		22,531
Total Preferred Stocks (Cost $181,899,598)		203,508,420

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)	11,496,851	11,496,851
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)(e)	19,924,400	19,924,400
		31,421,251
Total Short-Term Investments (Cost $31,421,251)		31,421,251
Total Investments in Securities (Cost $4,330,723,666)		4,543,156,408

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/16/22	567	27,853,875	1,337,550

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,092,706.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,841,640,811	$—	$—	$2,841,640,811
China	1,461,779,566	—	4,658,707	1,466,438,273
Russia	—	—	147,653	147,653
Preferred Stocks[1]	203,485,889	—	—	203,485,889
Russia	—	—	22,531	22,531
Short-Term Investments[1]	31,421,251	—	—	31,421,251
Futures Contracts[2]	1,337,550	—	—	1,337,550
Total	$4,539,665,067	$—	$4,828,891	$4,544,493,958

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investments in ETFs are valued daily at the last reported sale price or the official closing price. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments )— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447NOV22